UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 21	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 114	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President – Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	October 14 , 2009

It is proposed that this filing will become effective (check appropriate box)
☑       immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account - 9

Prospectus supplement dated October 14, 2009
To Prospectus dated May 1, 2009

1.
Effective October 2, 2009, the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund merged into the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.  As a result, if any of your contract value was invested in the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund, the contract value will be merged into the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.  If any portion of your future purchase payment is allocated to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund, you should re-direct that allocation to another underlying mutual fund available under your contract.

Effective as of the close of trading of the New York Stock Exchange on October 2, 2009, any Dollar Cost Averaging, Systematic Withdrawals, Asset Rebalancing or other administrative program that includes transfers of contract value or allocations to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund will be updated to reflect the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.

Effective immediately, all references and information contained in the prospectus for your contract related to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund are deleted.

2 .
Effective October 2, 2009, the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund is added as an investment option to your contract; however, it is not available for new transfers or new purchase payments.

3.	Effective October 2, 2009, “Appendix A: Underlying Mutual Funds” is amended to include the following:
Credit Suisse Trust – U.S. Equity Flex I Portfolio
This investment option is no longer available to receive transfers or new premium payments effective May 1, 2004
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

The Best of America® America’s Income Annuity®
Nationwide Life Insurance Company
Individual Single Premium Immediate Fixed and Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2009.

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009), which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 31.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The investment options available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available investment options, please refer to the Appendix A. For more information on the underlying mutual fund, please refer to the prospectus for the mutual fund.  Any portion of your contract designated to provide for fixed annuity payments may not be reallocated to a variable investment option under the contract.  Please refer to your prospectus.

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios II, Inc.
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Credit Suisse Trust
Dreyfus
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Putnam Variable Trust
T. Rowe Price Equity Series, Inc.
The Universal Institutional Funds, Inc.
Van Eck Worldwide Insurance Trust
Wells Fargo Advantage Funds® Variable Trust

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account value prior to the income start date.

Annual benefit leveling - The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

Annuity income unit - An accounting unit of measure used to calculate the variable annuity payments after the first payment.

Assumed investment return - The net investment return required to maintain level variable annuity payments.  The selected assumed investment return is used in calculating the initial variable annuity payment.

Assumed investment return factor - The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the contract owner and permitted under the contract.

Commutation value - The value of future annuity payments that are converted (commuted) into a lump sum.  The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

Contract value - The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

Daily net assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and investment option expenses.

FDIC - Federal Deposit Insurance Corporation.

Fixed annuity payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Income option - The type of annuity payments chosen by the contract owner.

Income start date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment option(s) - The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account.  The performance of selected investment options determines the value of variable annuity payments after the first payment.

Nationwide - Nationwide Life Insurance Company.

Net asset value - The value of one share of an investment option at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-accounts - Separate and distinct divisions of the variable account.  Each sub-account corresponds to a specific investment option upon which investment performance is based.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of investment option shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time beginning at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

Variable account value - The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

Variable annuity payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Investment Option Annual Expenses	5
Synopsis of the Contracts	6
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	6
Condensed Financial Information	6
Nationwide Life Insurance Company	6
Nationwide Investment Services Corporation	6
Investing in the Contract	7
The Variable Account and Investment Options
The Contract In General	8
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Contract Modification
Standard Charges and Deductions	10
Investment Option Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	11
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	11
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	12
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death
Changes
Operation of the Contract	12
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	16
Withdrawals (Redemptions)	16
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity
Assignment	18

Table of Contents (continued)	Page
Annuity Payments	18
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	22
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Statements and Reports	26
Legal Proceedings	27
Table of Contents of Statement of Additional Information	31
Appendix A: Investment Options	32
Appendix B: Fixed Annuity Payments	53
Appendix C: Illustration of Variable Annuity Income	55
Appendix D: Condensed Financial Information	57
Appendix E: Contract Types and Tax Information	97
Appendix F: State Variations	105

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn) 6%1 *Range of CDSC over time:
Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)	lesser of $25 or 2% of the amount transferred2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Check Processing Fee	$153
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%4

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including investment option fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)5
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%6 2.25%

Investment Option Annual Expenses

 The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the investment options that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each investment option’s fees and expenses is contained in the prospectus for each investment option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from investment option assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average investment option assets)	0.28%	3.02%
The minimum and maximum investment option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some investment options.  Therefore, actual expenses could be lower.  Refer to the investment option prospectuses for specific expense information.

1 For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.
3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.
4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
5 These charges apply only to sub-account allocations.  They are charged on a daily basis at the annualized rate noted above.
6 The America's Income Annuity Income Foundation Rider is a guaranteed variable annuity payment option that may only be elected at application. Election of the option is irrevocable.  It is not available in conjunction with fixed annuity payments or Term Certain options of less than ten years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Roth IRAs; or
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix E.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the contract owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the income start date and will be based on the income option chosen at the time of application (see "Income Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix E: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

See “Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Value of an Annuity Income Unit").  Please refer to Appendix D for information regarding each class of annuity income units.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments.  For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

The Variable Account and Investment Options

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option.  Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. Each investment option’s prospectus contains more detailed information about that investment option.  Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives.  However, the investment options are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account.  The performance of the investment options could differ substantially from that of any publicly traded funds.

The particular investment options available under the contract may change from time to time.  Specifically, investment options or investment option share classes that are currently available may be removed or closed off to future investment.  New investment options or new share classes of currently available investment options may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional investment options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account.  These additional investment options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current investment option are no longer available for investment; or

2)	further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix F: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide’s Relationship with the Investment Options

The investment options incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each investment option daily.  The variable account (not the contract owners) is the investment option shareholder.  When the variable account aggregates transactions, the investment option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the investment options by providing contract owners with sub-account options that correspond to the investment options.

An investment adviser or subadviser of an investment option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the investment options and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the investment options attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the investment options, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment option 12b-1 fees, which are deducted from investment option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the investment option, which may be deducted from investment option assets; and

•
Payments by an investment option’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from investment option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated investment options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the investment options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated investment options than unaffiliated investment options.

Nationwide took into consideration the anticipated payments from the investment options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the investment options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the investment option payments Nationwide and its affiliates received from the investment option did not exceed 0.65% (as a percentage of the average daily net assets invested in the investment options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most investment options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from investment option to investment option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the investment options attributable to the contract, Nationwide and its affiliates may receive higher payments from investment options with lower percentages (but greater assets) than from investment options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the investment options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the investment option’s adviser or subadviser is one of our affiliates or whether the investment option, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be investment options with lower fees, as well as other variable contracts that offer investment options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and investment option fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Investment Option Annual Expenses

The investment options charge fees and expenses that are deducted from investment options assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each investment option provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in Appendix E).

Short-Term Trading Fees

Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.  Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Short-term trading fees are intended to compensate the investment option (and contract owners with interests allocated in the investment option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge such fees (see the investment option prospectus).  Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the investment options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the investment option will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of annuity income units to make annuity payments;

•	the redemption of annuity income units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the income option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available investment options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added,  transfers to the investment options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the contract owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing variable annuity payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a contract owner who is not the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who is the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

Annuitant and Joint Annuitant

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age.  Once designated, the annuitant and joint annuitant, if applicable, cannot be changed.  Joint annuitants can be named only if permitted under the elected income option.

Payee

The payee is the person designated, at the time of application, by the contract owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date.  The contract owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant (and the joint annuitant, if any), the beneficiary’s rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if any), all beneficiary rights will vest with the contract owner or the last surviving contract owner’s estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the contract owner designates/elects:

1)	an annuitant, and if applicable, a joint annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, income option, assumed investment return (if applicable), and income start date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

6)	the allocation among investment options, if applicable; and

7)	any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the income start date, the contract owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among investment options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the income option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant’s Death

After the income start date and prior to the annuitant’s death, the contract owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among investment options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide variable annuity payments is transferred in order to provide fixed annuity payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the income start date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the income start date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 for single life income options or term certain income options, and $3,000,000 for joint life income options without Nationwide’s prior consent.  Nationwide's decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $2,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $2,000,000 are assumed to have been approved by Nationwide.

Allocation of the Purchase Payment

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner.  Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date.  Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of variable account value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to provide variable annuity payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide variable annuity payments may be transferred to provide fixed annuity payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide fixed annuity payments for the duration of the contract.  The amount transferred cannot be transferred back to provide variable annuity payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

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Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the annuitant and joint annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total variable account value;

•
after the variable to fixed transfer, the variable account value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a variable account value of less than $2,000, Nationwide will attempt to contact the contract owner to obtain revised instructions relating to the transfer.  The contract owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the variable account value will be $2,000 or more; or

➢	transfer all variable account value to provide for fixed annuity payments.

•	variable to fixed transfers are not permitted if:

➢	the contract owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) income option; or

➢	the contract owner elected a Term Certain income option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the contract owner elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option; and

➢	the contract owner has taken a withdrawal from the contract, as permitted by the income option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing fixed annuity payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the contract owner(s).

Variable to fixed transfers will be taken proportionately from each sub-account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a contract owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the variable account value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual variable account value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of fixed annuity payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same income option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a sub-account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The fixed annuity payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the contract owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the fixed annuity payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next income start date anniversary.

Some state jurisdictions do not permit contract owners to take withdrawals from the fixed annuity payment portion of the contract.  In these state jurisdictions, if the contract owner elected an income option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of commutation value that the contract owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the investment options are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the investment option;

•	investment option managers taking actions that negatively impact performance (keeping a larger portion of the investment option assets in cash or

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liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some investment options may assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the investment option.  Redemption fees compensate the investment option for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the investment options which allow the investment options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the investment option (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the investment options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the investment options.  Nationwide and any affected contract owner may not have advance notice of such instructions from an investment option to restrict or prohibit further purchases or exchange requests.  If an investment option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current investment option allocation.

Sub-Account Transfers

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the investment options.

A contract owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any valuation date on which allocations are moved between investment options, regardless of the quantity of reallocations.  For example, if a contract owner moves variable account value between 20 sub-accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail.

Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept sub-account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to contract owners.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Withdrawals (Redemptions)

The contract owner may take a withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

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Nationwide will pay any amounts withdrawn from the sub-accounts to the contract owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the fixed annuity payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal after the free look period and before the income start date.  The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the income option elected so permits, a contract owner may take a withdrawal on or after the income start date.  The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner.  A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract – a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The contract owner should review these tax documents and consult with a tax adviser prior to requesting a distribution.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period.  This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn.  Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

The commutation value of variable annuity payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the commutation value of variable annuity payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a contract owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed variable annuity payments under the rider.  Only the commutation value of amounts in the variable account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments.  If the contract owner elects a partial withdrawal of variable annuity payments, for the remainder of the term certain period, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make variable annuity payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value

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remaining after the contract owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a contract owner who has elected a Single Life with Term Certain income option or a Joint and 100% Last Survivor with Term Certain income option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following income options: Term Certain and Term Certain with Enhanced Death Benefit.  The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract.  The commutation value will reflect variable account charges, charges for any optional riders elected, investment option charges, the investment performance of the investment options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the contract owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the contract owner and may not be assigned.

Annuity Payments

Income Start Date

The income start date is the date chosen by the contract owner as the date for annuity payments to begin.  The income start date must be no earlier than the day after the end of the free look period and no later than one year after the date of issue.  In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the income option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Form of Annuity Payment

The contract owner may elect to receive annuity payments by electronic funds transfer or by check.  If the contract owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer.  The contract owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant).  See Appendix B.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the investment options selected.  The investment options available during annuitization are those investment options shown in the Appendix A.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed

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investment return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to Appendix C for more information on selecting an assumed investment return percentage.  One or more of the above assumed investment return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the assumed investment return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of the purchase payment allocated to provide variable annuity payments;

•	the variable account value on the income start date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the income option elected;

•	the frequency of annuity payments elected;

•	the income start date;

•	the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date.  This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

2)	if the contract owner takes a withdrawal, as permitted under the income option elected;

3)	if the contract owner transfers value from one investment option to another;

4)	if the contract owner incurs a redemption fee; or

5)	if the contract owner makes a variable to fixed transfer.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation date for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

1)
multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the assumed investment return factor year built into the purchase rate basis for variable payment annuities.  The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the net asset value of the investment option as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the daily net assets of the variable account.

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Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

Annual Benefit Leveling

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated.  These annuity income units will be redeemed from the sub-accounts and the redemption proceeds are immediately transferred to Nationwide’s general account.  The Annual Benefit Leveling interest rate in effect on the income start date or income start date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof.  In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary.  If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the daily net assets of the variable account.  This charge is in addition to the variable account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the contract owner with a choice between two guaranteed variable annuity payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays variable annuity payments under the contract according to the income option and frequency selected by the contract.  Calculated variable annuity payments will vary with the performance of the investment options chosen by the contract owner.  Contract owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated variable annuity payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the contract owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first variable annuity payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first variable annuity payment:

•	the amount of the purchase payment allocated to variable annuity payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by income option, annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected variable annuity payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the contract owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected variable annuity payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date

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anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the contract owner's calculated variable annuity payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first variable annuity payment due to the contract owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first variable annuity payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent variable annuity payments are calculated.

The first variable annuity payment made to the contract owner is protected by the GVAP option selected.  Thus, the first payment received by the contract owner could be the guaranteed floor payment if the first calculated variable annuity payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

1.	the previous year's guaranteed floor payment; or

2.	75% of the variable annuity payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the contract owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the contract owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated variable annuity payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the contract owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the variable account value immediately preceding the transfer request.

Variable to Fixed Transfers

If the contract owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the variable account to the variable account value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA Income Foundation Rider, this reduction in annuity income units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain income options.  The commutation value of variable annuity payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life income options the calculated variable annuity payment due the contract owner following the death of the first annuitant will be reduced according to the terms of the applicable income option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated variable annuity payment is reduced under the applicable income option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

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•	The current guaranteed floor payment that would be in effect if the annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see Appendix E).  If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of contract value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see "Standard Charges and Deductions" earlier in this prospectus.

•	If only fixed annuity payments are elected, the rider is unavailable.

•	The list of available investment options in the contract is restricted.

•	Allocations (including exchanges) to the variable investment options are subject to certain allocation restrictions.

There is no guaranteed commutation value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain investment options available when a contract owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the investment option's investment objective.  Investment options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of variable account value that can be allocated to certain investment options when the AIA Income Foundation Rider is elected.

The available investment options are listed below in three categories.  Currently, there are no allocation restrictions associated with the investment options listed as Category III or Category I.  However, if any allocation is made to a Category II investment option, Nationwide may require up to 30% of the variable account value also be invested in Category I investment options.  Currently, the required Category I allocation is only 20%.

For example, if a contract owner who elected the AIA Income Foundation Rider selected all Category III investment options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same contract owner subsequently makes an exchange of variable account value from Category III to Category II, Nationwide will require that the contract owner also allocate at least 20% of the current variable account value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of variable account value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the investment options.  Nationwide will notify the contract owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Income Options

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Bond Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

In addition to the above Category I Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to the above Category I Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

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Category II Investment Options

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
AllianceBernstein Variable Products Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Century NVIT Multi Cap Value Fund: Class I
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT U.S. Growth Leaders Fund: Class I
•	Oppenheimer NVIT Large Cap Growth Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Vista Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

In addition to the above Category II Investment Options, the following investment options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II

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➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II

Contract owners must elect an income option.  This election is made at the time of application and is irrevocable.

The income options available are:

•	Single Life;

•	Single Life with Term Certain;

•	Single Life with Cash Refund;

•	Joint and Last Survivor;

•	Joint and 100% Last Survivor with Term Certain;

•	Joint and 100% Last Survivor with Cash Refund;

•	Joint and 50% Survivor;

•	Term Certain; and

•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the income options is discussed more thoroughly below.

Single Life

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  Any contract value not paid as of the date of the annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with Term Certain

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant’s lifetime or for the term certain period selected by the contract owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before aggregate annuity payments actually received by the annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant or for the term certain period selected by the contract owner on the application, whichever is longer.  After the death of either the annuitant or joint annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the investment options elected by the contract owner.  Withdrawals may be subject to a CDSC.

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If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to receive the commutation value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments actually received by the annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

Joint and 50% Survivor

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant.  If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant.  Any contract value not paid as of the date of the last surviving annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application.

The contract owner may elect at any time prior to the annuitant’s death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any fixed annuity payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any variable annuity payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the commutation value of the variable annuity payments remaining in the term certain period; and

(2)
is the commutation value of the variable annuity payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the annuitant’s attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

The commutation values will be calculated using the assumed investment return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining variable annuity payments will be comprised of two components:

(a)
The non-leveled variable annuity payment component, which will equal the commutation value of the variable annuity payments remaining in the term certain period after the next income start date anniversary (which do not include leveled payments); and

(b)
The leveled variable annuity payment component, which will equal the commutation value of the remaining leveled variable annuity payments scheduled to be paid until the next income start date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

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The beneficiary will receive fixed annuity payments at the same level as prior to the annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive variable annuity payments for the remainder of the term certain period, based on the number of annuity income units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent variable annuity payment; and

(2)
is the dollar amount of the highest variable annuity payment the annuitant received under the contract prior to the annuitant's attaining age 80 (or, if the annuitant died prior to attaining age 80, the date of the annuitant’s death).

Nationwide will proportionately adjust the number of annuity income units to equal the number of annuity income units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the contract value to other sub-accounts.  Each remaining variable annuity payment will reflect the adjusted number of annuity income units and the performance of the sub-accounts in which they are invested.

Note, however, that if Annual Benefit Leveling is in effect at the time of the annuitant's death, the leveled variable annuity payments will continue at the same level until the next income start date anniversary and will not be included in the adjusted variable annuity payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the commutation value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the assumed investment return elected by the contract owner.

Any Other Option

Income options not set forth in this provision may be available.  Both Nationwide and the contract owner must approve any income option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the income start date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.  Subject to the "Required Distributions" provisions in Appendix E, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner who is also the annuitant dies before the income start date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a contract owner (including a joint owner) dies on or after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the annuitant.

Death of Annuitant

If the annuitant dies on or after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant’s (and joint annuitant’s, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected income option will also be suspended for this period.  In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to contract owners all statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

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•	semi-annual and annual reports of allocated investment options.

Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive

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activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses

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to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended

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complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-243-6295 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-79327

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Appendix A: Investment Options

The investment options listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each investment option for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Growth of capital.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term capital growth.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

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American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - U.S. Equity Flex II Portfolio (formerly, Large Cap Value Portfolio)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Effective September 20, 2004 this investment option is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

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Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.
This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	High level of current income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

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Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research & Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton Global Income Securities Fund: Class 3)

This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

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Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

39

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

40

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:
The Fund seeks long-term capital growth.  The Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the subadviser believes are, or have the potential to be, Worldwide Leaders.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

41

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

42

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

43

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.  The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.  The Capital Appreciation Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

44

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

45

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc. and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

46

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.: American Century Investment Management Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

47

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

48

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This investment option assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

49

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
Effective May 1, 2005 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

50

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

This investment option may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

51

Wells Fargo Advantage Funds® Variable Trust - VT Opportunity Fund
Effective September 20, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This investment option may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this investment option than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

52

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide’s general account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide’s general account for the purchase of fixed annuity payments.  Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.  However, subject to certain terms and conditions, contract owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide fixed annuity payments, and each amount subsequent amount allocated to provide fixed annuity payments as a result of one or more variable to fixed transfers, constitute an independent series of fixed annuity payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed annuity payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed annuity payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some income options;

•
required under the terms of the income option elected.  For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%.  Other income options may provide for similar reductions in fixed annuity payments.

Fixed annuity payments will be increased if the contract owner makes one or more variable to fixed transfers.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, or if the contract owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of fixed annuity payments, or, in the case of a variable to fixed transfer, the amount transferred from the variable account to purchase fixed annuity payments;

•	the age of the annuitant (and joint annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the annuitant (and joint annuitant, if any) at the time of contract issuance;

•	the income option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the income start date or the date fixed annuity payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase fixed annuity payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different fixed annuity payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments.  The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well – see the following section.)

53

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant die prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) – CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

54

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR.  However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.
A contract owner’s variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner’s life span, and the income option chosen.  The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual investment option fees and expenses will vary from year to year and from investment option to investment option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option.  The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

55

56

Appendix D: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The following funds were added to the variable account effective May 1, 2009, therefore; no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	Alliance Bernstein NVIT Global Fixed Income Fund – Class III
•	American Century NVIT Multi Cap Value Fund-Class I
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class I
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.565396	6.442745	-52.51%	29,032	2008
	13.553215	13.565396	0.09%	35,699	2007
	12.151727	13.553215	11.53%	33,338	2006
	11.671570	12.151727	4.11%	76,934	2005
	10.663500	11.671570	9.45%	4	2004
	10.000000	10.663500	6.64%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.395769	7.589445	-43.34%	3,708	2008
	12.141679	13.395769	10.33%	4,611	2007
	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.968485	8.337056	-47.79%	9,088	2008
	14.628656	15.968485	9.16%	10,020	2007
	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.466786	8.472197	-41.44%	1,499	2008
	13.971839	14.466786	3.54%	1,644	2007
	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.965038	9.495046	-36.55%	391	2008
	14.927481	14.965038	0.25%	419	2007
	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.481418	10.000143	-35.41%	32,196	2008
	15.689047	15.481418	-1.32%	35,807	2007
	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001
	14.485724	12.787029	-11.73%	1,110	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.920014	9.763830	-45.51%	20,215	2008
	15.372314	17.920014	16.57%	22,467	2007
	12.450501	15.372314	23.47%	24,908	2006
	11.132159	12.450501	11.84%	72,717	2005
	9.809129	11.132159	13.49%	0	2004
	7.977821	9.809129	22.95%	0	2003
	10.145818	7.977821	-21.37%	618	2002
	14.507647	10.145818	-30.07%	0	2001
	17.662250	14.507647	-17.86%	899	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.075824	9.848718	-45.51%	3,263	2008
	15.505969	18.075824	16.57%	3,423	2007
	12.558756	15.505969	23.47%	1,868	2006
	11.244214	12.558756	11.69%	3,975	2005
	10.000000	11.244214	12.44%	7	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.826795	9.561908	-25.45%	22,059	2008
	13.312954	12.826795	-3.65%	24,953	2007
	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.373694	7.150307	-42.21%	12,710	2008
	10.354924	12.373694	19.50%	13,901	2007
	10.840776	10.354924	-4.48%	23,168	2006
	10.744913	10.840776	0.89%	45,309	2005
	9.831340	10.744913	9.29%	0	2004
	7.971013	9.831340	23.34%	109	2003
	10.000000	7.971013	-20.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.663458	14.941148	-27.69%	63,265	2008
	22.059989	20.663458	-6.33%	71,282	2007
	18.826617	22.059989	17.17%	87,936	2006
	18.150582	18.826617	3.72%	321,257	2005
	16.076066	18.150582	12.90%	156	2004
	12.623723	16.076066	27.35%	1,213	2003
	14.630021	12.623723	-13.71%	3,076	2002
	13.132406	14.630021	11.40%	3,876	2001
	11.255628	13.132406	16.67%	246	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.829198	8.523024	-49.36%	18,056	2008
	12.214779	16.829198	37.78%	20,814	2007
	11.360689	12.214779	7.52%	467	2006
	10.000000	11.360689	13.61%	1,041	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.636753	11.308735	-2.82%	106,360	2008
	10.763004	11.636753	8.12%	107,223	2007
	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.163079	10.815295	-36.99%	0	2008
	17.076505	17.163079	0.51%	0	2007
	14.488491	17.076505	17.86%	0	2006
	13.566563	14.488491	6.80%	0	2005
	12.338645	13.566563	9.95%	0	2004
	9.982657	12.338645	23.60%	0	2003
	13.145064	9.982657	-24.06%	0	2002
	13.187744	13.145064	-0.32%	0	2001
	12.261224	13.187744	7.56%	0	2000

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.628661	9.979863	-31.78%	38,615	2008
	14.912520	14.628661	-1.90%	48,169	2007
	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.836884	7.664898	-35.25%	4,958	2008
	11.121665	11.836884	6.43%	5,324	2007
	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001
	16.386683	14.397461	-12.14%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.888051	9.241214	-37.93%	178,041	2008
	14.324729	14.888051	3.93%	187,272	2007
	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001
	14.726559	13.193664	-10.41%	2,351	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.112442	10.513296	-30.43%	36,030	2008
	14.285838	15.112442	5.79%	47,925	2007
	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001
	13.433832	13.180436	-1.89%	0	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	10.581711	6.502407	-38.55%	0	2008
	12.078880	10.581711	-12.39%	0	2007
	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.290452	8.014897	-34.79%	0	2008
	13.808804	12.290452	-11.00%	0	2007
	12.004265	13.808804	15.03%	0	2006
	11.601684	12.004265	3.47%	0	2005
	10.729148	11.601684	8.13%	0	2004
	10.000000	10.729148	7.29%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.832225	9.606853	-30.55%	0	2008
	12.776417	13.832225	8.26%	0	2007
	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.028201	9.817338	-2.10%	0	2008
	10.308929	10.028201	-2.72%	0	2007
	10.000000	10.308929	3.09%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.914256	12.738951	-8.45%	116,276	2008
	13.371467	13.914256	4.06%	129,160	2007
	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001
	9.787093	10.675429	9.08%	410	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.462203	13.295440	-43.33%	149,618	2008
	20.220546	23.462203	16.03%	160,354	2007
	18.349198	20.220546	10.20%	162,799	2006
	15.901687	18.349198	15.39%	648,372	2005
	13.961332	15.901687	13.90%	917	2004
	11.014882	13.961332	26.75%	298	2003
	12.315058	11.014882	-10.56%	2,705	2002
	14.231074	12.315058	-13.46%	3,466	2001
	15.447579	14.231074	-7.88%	16,651	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.196567	9.993789	-54.98%	18,683	2008
	15.434380	22.196567	43.81%	14,590	2007
	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.918117	10.137667	-43.42%	133,127	2008
	17.892525	17.918117	0.14%	153,650	2007
	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001
	12.432231	13.297371	6.96%	5,641	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.403881	9.165923	-26.10%	2,431	2008
	11.585934	12.403881	7.06%	2,743	2007
	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	13.192339	8.754255	-33.64%	5,604	2008
	12.149289	13.192339	8.59%	1,206	2007
	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.726255	8.380464	-38.95%	24,989	2008
	12.514327	13.726255	9.68%	10,880	2007
	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.517484	5.554807	-55.62%	1,881	2008
	10.302731	12.517484	21.50%	2,104	2007
	9.907573	10.302731	3.99%	2,356	2006
	9.215932	9.907573	7.50%	9,592	2005
	8.717183	9.215932	5.72%	0	2004
	6.808058	8.717183	28.04%	0	2003
	8.829438	6.808058	-22.89%	0	2002
	10.450878	8.829438	-15.51%	0	2001
	12.777351	10.450878	-18.21%	0	2000

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.985215	8.329103	-47.89%	61,549	2008
	12.759957	15.985215	25.28%	64,455	2007
	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001
	17.641868	15.494279	-12.17%	21,563	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.512518	8.519187	-26.00%	12,144	2008
	11.357330	11.512518	1.37%	13,868	2007
	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001
	11.080460	8.468211	-23.58%	1,540	2000

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.152038	10.644234	-4.55%	45,866	2008
	10.837555	11.152038	2.90%	71,111	2007
	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.403947	11.571985	-40.36%	42,254	2008
	17.037613	19.403947	13.89%	44,994	2007
	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.473097	10.794322	-44.57%	16,260	2008
	16.825747	19.473097	15.73%	27,450	2007
	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001
	15.890221	12.687275	-20.16%	346	2000

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.411921	10.757924	-44.58%	46,012	2008
	16.770243	19.411921	15.75%	50,426	2007
	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.826899	7.630562	-51.79%	15,769	2008
	15.178387	15.826899	4.27%	25,582	2007
	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.396036	7.916115	-30.54%	70,827	2008
	11.123200	11.396036	2.45%	54,183	2007
	10.000000	11.123200	11.23%	29,347	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.750528	9.178848	-28.01%	52,893	2008
	13.269467	12.750528	-3.91%	64,129	2007
	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.609664	10.324935	-33.86%	41,985	2008
	16.193756	15.609664	-3.61%	38,304	2007
	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2	10.000000	6.600419	-34.00%	2,693	2008*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.424312	9.545392	-53.26%	20,608	2008
	16.071961	20.424312	27.08%	23,091	2007
	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.608192	10.955666	-41.12%	4,144	2008
	16.322062	18.608192	14.01%	5,496	2007
	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.917785	9.958058	-41.14%	31,656	2008
	14.840751	16.917785	14.00%	35,541	2007
	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.972125	12.556261	4.88%	27,390	2008
	10.919750	11.972125	9.64%	20,473	2007
	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	13.925434	11.542833	-17.11%	7,919	2008
	12.787179	13.925434	8.90%	2,342	2007
	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	11.660629	6.412493	-45.01%	40,646	2008
	8.642729	11.660629	34.92%	32,984	2007
	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001
	10.000000	8.141323	-18.59%	17,732	2000*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	4.756180	2.631430	-44.67%	3,445	2008
	3.957908	4.756180	20.17%	3,827	2007
	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001
	10.000000	6.506406	-34.94%	2,574	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	17.768202	11.186916	-37.04%	1,690	2008
	16.954615	17.768202	4.80%	0	2007
	15.499490	16.954615	9.39%	0	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	0	2004
	10.000000	12.199437	21.99%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares-Q/NQ	16.834173	7.941109	-52.83%	16,157	2008
	13.317081	16.834173	26.41%	17,711	2007
	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001
	10.000000	8.178071	-18.22%	6,933	2000*

Janus Aspen Series - Overseas Portfolio: Service II Shares-Q/NQ	28.805444	13.593655	-52.81%	12,570	2008
	22.777550	28.805444	26.46%	15,505	2007
	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.071783	8.134716	-37.77%	17,864	2008
	11.923591	13.071783	9.63%	19,750	2007
	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.205840	10.763214	-33.58%	19,144	2008
	15.253770	16.205840	6.24%	22,698	2007
	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.633636	11.546988	-38.03%	8,782	2008
	17.572548	18.633636	6.04%	15,192	2007
	15.694868	17.572548	11.96%	16,870	2006
	14.662576	15.694868	7.04%	39,569	2005
	12.820605	14.662576	14.37%	0	2004
	9.853218	12.820605	30.12%	0	2003
	13.566133	9.853218	-27.37%	0	2002
	13.949218	13.566133	-2.75%	1,924	2001
	13.966839	13.949218	-0.13%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.478661	7.658052	-47.11%	4,626	2008
	14.206466	14.478661	1.92%	4,909	2007
	11.652777	14.206466	21.91%	5,367	2006
	10.000000	11.652777	16.53%	1,990	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.087118	12.351397	-44.08%	20,922	2008
	18.255511	22.087118	20.99%	28,462	2007
	16.117619	18.255511	13.26%	32,214	2006
	14.349215	16.117619	12.32%	91,069	2005
	12.493396	14.349215	14.85%	0	2004
	9.878424	12.493396	26.47%	0	2003
	14.157405	9.878424	-30.22%	1,662	2002
	19.027345	14.157405	-25.59%	2,860	2001
	20.820318	19.027345	-8.61%	3,860	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.584690	9.206771	-52.99%	7,319	2008
	18.140407	19.584690	7.96%	7,920	2007
	16.366037	18.140407	10.84%	17,733	2006
	14.039079	16.366037	16.57%	44,272	2005
	11.949322	14.039079	17.49%	0	2004
	8.957418	11.949322	33.40%	1,355	2003
	11.957935	8.957418	-25.09%	226	2002
	12.462618	11.957935	-4.05%	8,273	2001
	12.531553	12.462618	-0.55%	0	2000

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.892748	6.881570	-46.62%	8,033	2008
	12.669977	12.892748	1.76%	9,261	2007
	11.565237	12.669977	9.55%	8,870	2006
	10.000000	11.565237	15.65%	8,803	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.630241	9.087672	-14.51%	22,440	2008
	10.275244	10.630241	3.45%	27,135	2007
	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.145853	7.259416	-40.23%	3,884	2008
	12.237442	12.145853	-0.75%	4,471	2007
	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.862813	8.887810	-40.20%	1,977	2008
	13.987076	14.862813	6.26%	3,218	2007
	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.972607	7.609027	-30.65%	124,934	2008
	10.469308	10.972607	4.81%	39,343	2007
	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.627782	9.458857	-11.00%	24,305	2008
	10.451366	10.627782	1.69%	23,350	2007
	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.142021	7.357433	-39.41%	43,007	2008
	10.752059	12.142021	12.93%	43,570	2007
	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.356722	6.256195	-44.91%	40,561	2008
	10.278312	11.356722	10.49%	39,955	2007
	10.000000	10.278312	2.78%	7,714	2006*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.809470	5.999507	-38.84%	61,030	2008
	10.000000	9.809470	-1.91%	49,128	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.090339	10.730712	-28.89%	26,170	2008
	14.817911	15.090339	1.84%	30,813	2007
	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001
	10.757403	9.744373	-9.42%	1,338	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.630759	8.258152	-29.00%	56,887	2008
	11.417078	11.630759	1.87%	50,365	2007
	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.675844	14.045719	-58.29%	4,524	2008
	23.426504	33.675844	43.75%	4,918	2007
	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.115561	15.455536	-58.36%	9,897	2008
	25.824796	37.115561	43.72%	12,959	2007
	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	22.978906	15.216831	-33.78%	1,501	2008
	19.322717	22.978906	18.92%	3,488	2007
	14.223797	19.322717	35.85%	3,870	2006
	13.538495	14.223797	5.06%	7,038	2005
	10.548585	13.538495	28.34%	0	2004
	8.611019	10.548585	22.50%	0	2003
	10.000000	8.611019	-13.89%	0	2002*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.205367	14.050664	-33.74%	147	2008
	17.837717	21.205367	18.88%	156	2007
	13.127756	17.837717	35.88%	0	2006
	12.484648	13.127756	5.15%	0	2005
	10.000000	12.484648	24.85%	0	2004*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.588521	8.303713	-46.73%	1,965	2008
	12.416347	15.588521	25.55%	2,281	2007
	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.461818	-45.38%	5,501	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.409873	10.667936	-45.04%	4,638	2008
	16.394468	19.409873	18.39%	5,011	2007
	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001
	14.257588	12.345376	-13.41%	729	2000

NVIT NVIT Global Financial Services Fund: Class I - Q/NQ	18.271704	9.693505	-46.95%	346	2008
	18.701164	18.271704	-2.30%	1,311	2007
	15.738875	18.701164	18.82%	1,731	2006
	14.338558	15.738875	9.77%	11,724	2005
	12.000664	14.338558	19.48%	0	2004
	8.591229	12.000664	39.69%	0	2003
	10.000000	8.591229	-14.09%	0	2002*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.138900	-48.61%	388	2008*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.126637	-38.73%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.922177	-20.78%	928	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.199765	-28.00%	20,360	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.072864	-9.27%	3,576	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.836576	-31.63%	25,562	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.302301	-16.98%	892	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.846106	-1.54%	2,299	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.765618	9.966911	-46.89%	0	2008
	19.220058	18.765618	-2.36%	0	2007
	16.173510	19.220058	18.84%	0	2006
	915.000000	16.173510	9.79%	0	2005
	10.000000	14.731957	47.32%	0	2004*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.312279	15.224418	6.37%	116,227	2008
	13.526164	14.312279	5.81%	127,314	2007
	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001
	9.809384	10.902126	11.14%	403	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	8.425771	5.099795	-39.47%	8,276	2008
	7.137919	8.425771	18.04%	9,571	2007
	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001
	12.759401	9.257262	-27.45%	0	2000

NVIT NVIT Health Sciences Fund: Class I - Q/NQ	14.431178	10.657225	-26.15%	6,333	2008
	12.915098	14.431178	11.74%	7,058	2007
	12.733376	12.915098	1.43%	7,575	2006
	11.890573	12.733376	7.09%	14,440	2005
	11.163659	11.890573	6.51%	0	2004
	8.270129	11.163659	34.99%	580	2003
	10.000000	8.270129	-17.30%	0	2002*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	14.742879	10.884966	-26.17%	2,668	2008
	13.186297	14.742879	11.80%	3,128	2007
	13.001428	13.186297	1.42%	3,689	2006
	12.142666	13.001428	7.07%	4,788	2005
	10.000000	12.142666	21.43%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.743033	6.599237	-43.80%	1,176	2008
	10.871766	11.743033	8.01%	239	2007
	10.000000	10.871766	8.72%	3,597	2006*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.174397	11.298120	-7.20%	51,141	2008
	11.699753	12.174397	4.06%	53,673	2007
	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.076032	10.969951	-16.11%	226,759	2008
	12.509474	13.076032	4.53%	242,029	2007
	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.826087	10.486186	-24.16%	754,269	2008
	13.252053	13.826087	4.33%	806,933	2007
	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.901132	10.095565	-32.25%	327,193	2008
	14.216422	14.901132	4.82%	327,675	2007
	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.540025	9.691703	-37.63%	122,867	2008
	14.852830	15.540025	4.63%	130,377	2007
	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.314008	16.509748	-37.26%	35,674	2008
	24.775941	26.314008	6.21%	39,424	2007
	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001
	14.634711	16.650563	13.77%	458	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.022852	12.116391	0.78%	128,880	2008
	11.619013	12.022852	3.48%	128,825	2007
	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001
	10.482530	10.976083	4.71%	25,012	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.005176	12.255431	-18.33%	52,562	2008
	14.524404	15.005176	3.31%	58,884	2007
	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001
	10.503468	10.959378	4.34%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.088932	-39.11%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	17.486107	9.241535	-47.15%	249	2008
	17.241681	17.486107	1.42%	269	2007
	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.425341	8.156550	-47.12%	29,490	2008
	15.211230	15.425341	1.41%	34,365	2007
	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.307318	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.227072	-37.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.701262	-32.99%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.091260	9.042865	-47.09%	13,392	2008
	15.771065	17.091260	8.37%	10,636	2007
	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001
	20.331712	16.831886	-17.21%	162	2000

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.910484	20.709509	-33.00%	26,148	2008
	33.621951	30.910484	-8.06%	28,877	2007
	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001
	15.886176	17.445777	9.82%	912	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.994447	17.086989	-38.96%	36,293	2008
	27.758912	27.994447	0.85%	44,367	2007
	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001
	17.087592	18.376589	7.54%	9,065	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.066968	8.695593	-42.29%	70,973	2008
	14.104765	15.066968	6.82%	78,943	2007
	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001
	12.637807	12.216049	-3.34%	7,132	2000

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	16.742439	8.281732	-50.53%	221	2008
	15.198554	16.742439	10.16%	241	2007
	13.262325	15.198554	14.60%	263	2006
	12.174295	13.262325	8.94%	369	2005
	10.377980	12.174295	17.31%	0	2004
	8.381556	10.377980	23.82%	0	2003
	10.000000	8.381556	-16.18%	355	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.860285	-1.40%	0	2008*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.871664	1.966206	-49.22%	1,114	2008
	3.264895	3.871664	18.58%	1,240	2007
	2.973957	3.264895	9.78%	1,385	2006
	3.027146	2.973957	-1.76%	15,436	2005
	2.938715	3.027146	3.01%	0	2004
	1.917037	2.938715	53.29%	0	2003
	3.392912	1.917037	-43.50%	0	2002
	5.999315	3.392912	-43.45%	0	2001
	10.000000	5.999315	-40.01%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.389602	7.305436	-49.23%	355	2008
	12.125152	14.389602	18.68%	378	2007
	11.053256	12.125152	9.70%	402	2006
	11.250482	11.053256	-1.75%	1,860	2005
	10.000000	11.250482	12.50%	884	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	17.913640	10.385046	-42.03%	20,722	2008
	14.811147	17.913640	20.95%	21,476	2007
	15.041520	14.811147	-1.53%	23,854	2006
	13.603959	15.041520	10.57%	51,497	2005
	12.255359	13.603959	11.00%	0	2004
	8.157293	12.255359	50.24%	575	2003
	10.000000	8.157293	-18.43%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.532052	8.419634	-37.78%	44,763	2008
	14.014970	13.532052	-3.45%	52,321	2007
	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001
	13.954430	12.317063	-11.73%	0	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.599255	-44.01%	674	2008*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.658710	10.038225	-46.20%	63,277	2008
	16.553915	18.658710	12.71%	72,334	2007
	15.528631	16.553915	6.60%	88,078	2006
	14.961776	15.528631	3.79%	243,863	2005
	14.168379	14.961776	5.60%	0	2004
	10.957031	14.168379	29.31%	0	2003
	15.170607	10.957031	-27.77%	278	2002
	17.574219	15.170607	-13.68%	13,935	2001
	17.836627	17.574219	-1.47%	4,021	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.085020	13.633328	-40.94%	32,361	2008
	21.985482	23.085020	5.00%	41,949	2007
	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.551844	8.594707	-40.94%	68,121	2008
	13.861145	14.551844	4.98%	77,186	2007
	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001
	10.000000	9.518646	-4.81%	16,998	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.568097	2.019020	-78.90%	0	2008
	10.000000	9.568097	-4.32%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.829189	2.502845	-78.84%	9,322	2008
	12.036191	11.829189	-1.72%	10,820	2007
	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.512276	9.425201	-39.24%	71,494	2008
	15.044165	15.512276	3.11%	82,806	2007
	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001
	14.599387	13.152642	-9.91%	10,114	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	14.484337	8.867308	-38.78%	15,897	2008
	14.875772	14.484337	-2.63%	13,112	2007
	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.313969	8.708048	-49.71%	4,652	2008
	16.490117	17.313969	5.00%	4,989	2007
	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001
	23.496887	20.596567	-12.34%	4,147	2000

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	12.906250	7.812876	-39.46%	1,634	2008
	13.910568	12.906250	-7.22%	2,177	2007
	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.928081	7.416851	-37.82%	0	2008
	11.447914	11.928081	4.19%	0	2007
	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.456691	7.620685	-43.37%	21,224	2008
	12.114909	13.456691	11.08%	14,931	2007
	11.221044	12.114909	7.97%	10,090	2006
	10.000000	11.221044	12.21%	2,182	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.574077	7.913686	-37.06%	41,673	2008
	12.359645	12.574077	1.73%	47,380	2007
	10.548574	12.359645	17.17%	42,471	2006
	10.000000	10.548574	5.49%	40,005	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.720653	10.724859	0.04%	6,267	2008
	10.317721	10.720653	3.91%	8,837	2007
	10.043651	10.317721	2.73%	7,289	2006
	10.000000	10.043651	0.44%	9,088	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.353261	10.039135	-11.57%	4,346	2008
	10.927517	11.353261	3.90%	4,276	2007
	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.892265	27.616445	-16.04%	4,443	2008
	31.268369	32.892265	5.19%	4,969	2007
	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001
	14.562396	16.018934	10.00%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.430420	5.482962	-47.43%	1,114	2008
	8.611321	10.430420	21.12%	1,248	2007
	7.979923	8.611321	7.91%	1,392	2006
	6.873124	7.979923	16.10%	6,931	2005
	5.723928	6.873124	20.08%	0	2004
	4.088676	5.723928	39.99%	0	2003
	6.014503	4.088676	-32.02%	0	2002
	8.617166	6.014503	-30.20%	501	2001
	10.000000	8.617166	-13.83%	0	2000*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.500674	19.931476	-38.67%	31,276	2008
	39.689950	32.500674	-18.11%	38,489	2007
	29.114020	39.689950	36.33%	44,849	2006
	25.186652	29.114020	15.59%	126,423	2005
	18.699570	25.186652	34.69%	1,289	2004
	13.770483	18.699570	35.79%	203	2003
	14.055442	13.770483	-2.03%	2,104	2002
	12.959009	14.055442	8.46%	2,011	2001
	12.466313	12.959009	3.95%	2,013	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	58.991911	20.516561	-65.22%	1,754	2008
	43.412632	58.991911	35.89%	2,318	2007
	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001
	23.931619	13.739047	-42.59%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.704654	29.102885	-46.80%	525	2008
	38.113622	54.704654	43.53%	571	2007
	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001
	12.641312	13.907561	10.02%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.215859	7.817457	-40.85%	11,686	2008
	12.551474	13.215859	5.29%	13,119	2007
	11.325995	12.551474	10.82%	16,127	2006
	10.630738	11.325995	6.54%	214,577	2005
	9.106093	10.630738	16.74%	0	2004
	6.730519	9.106093	35.30%	0	2003
	9.313641	6.730519	-27.73%	452	2002
	9.772739	9.313641	-4.70%	4,371	2001
	10.000000	9.772739	-2.27%	0	2000*

81

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.996313	5.639563	-52.99%	4,700	2008
	12.108843	11.996313	-0.93%	4,897	2007
	10.967448	12.108843	10.41%	1,006	2006
	10.682908	10.967448	2.66%	1,081	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.443275	6.978209	-43.92%	1,806	2008
	11.394373	12.443275	9.21%	2,021	2007
	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.403113	7.443382	-48.32%	3,361	2008
	13.330346	14.403113	8.05%	4,114	2007
	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.188316	7.645037	-42.03%	0	2008
	12.868119	13.188316	2.49%	0	2007
	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.209622	9.552223	-37.20%	2,524	2008
	15.327536	15.209622	-0.77%	0	2007
	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.730397	5.247845	-46.07%	0	2008
	8.432841	9.730397	15.39%	0	2007
	6.899661	8.432841	22.22%	0	2006
	6.152727	6.899661	12.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.062641	9.202297	-46.07%	0	2008
	14.787320	17.062641	15.39%	0	2007
	12.098845	14.787320	22.22%	0	2006
	10.789065	12.098845	12.14%	0	2005

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.483546	9.211612	-26.21%	10,727	2008
	13.090018	12.483546	-4.63%	7,688	2007
	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.680016	6.680925	-42.80%	319	2008
	9.874914	11.680016	18.28%	339	2007
	10.443772	9.874914	-5.45%	359	2006
	10.134160	10.443772	3.06%	1,140	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.234872	12.335575	-28.43%	6,601	2008
	18.589009	17.234872	-7.28%	8,932	2007
	16.026138	18.589009	15.99%	7,539	2006
	15.728497	16.026138	1.89%	6,509	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.379002	8.210726	-49.87%	14,678	2008
	12.010166	16.379002	36.38%	6,803	2007
	11.284397	12.010166	6.43%	901	2006
	10.539440	11.284397	7.07%	1,931	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.096433	10.674445	-3.80%	43,603	2008
	10.368826	11.096433	7.02%	41,506	2007
	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.691902	8.540312	-37.63%	0	2008
	13.762971	13.691902	-0.52%	0	2007
	11.796211	13.762971	16.67%	0	2006
	11.627108	11.796211	1.45%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.509256	5.842587	-38.56%	46,105	2008
	9.243565	9.509256	2.87%	45,883	2007
	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.414758	7.171759	-31.14%	131	2008
	9.946363	10.414758	4.71%	146	2007
	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	9.754979	5.933484	-39.17%	0	2008
	11.249822	9.754979	-13.29%	0	2007
	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.976827	7.085592	-35.45%	0	2008
	12.459797	10.976827	-11.90%	0	2007
	10.942000	12.459797	13.87%	0	2006
	10.764195	10.942000	1.65%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.374616	8.507277	-31.25%	0	2008
	11.547634	12.374616	7.16%	0	2007
	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.859308	9.554222	-3.09%	0	2008
	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.203298	11.965619	-9.37%	7,403	2008
	12.818721	13.203298	3.00%	7,444	2007
	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	14.009256	7.858046	-43.91%	161,495	2008
	12.197798	14.009256	14.85%	174,946	2007
	11.181839	12.197798	9.09%	157,593	2006
	10.173717	11.181839	9.91%	88,829	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.781135	7.717828	-44.00%	31,515	2008
	13.903021	13.781135	-0.88%	32,057	2007
	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.071974	8.830182	-26.85%	0	2008
	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.839348	8.433561	-34.31%	2,688	2008
	11.945798	12.839348	7.48%	2,176	2007
	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.358960	8.073400	-39.57%	10,272	2008
	12.304728	13.358960	8.57%	17,052	2007
	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.110274	7.555893	6.27%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227831	4.243553	-48.42%	9,369	2008
	6.635254	8.227831	24.00%	7,544	2007
	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.634552	10.047525	-5.52%	60,660	2008
	10.440933	10.634552	1.85%	62,095	2007
	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.062596	11.843312	-40.97%	41,758	2008
	17.797120	20.062596	12.73%	43,211	2007
	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.939812	7.129621	-52.28%	4,137	2008
	14.475045	14.939812	3.21%	4,638	2007
	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.204194	7.703927	-31.24%	22,307	2008
	11.048415	11.204194	1.41%	22,237	2007
	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.625107	8.283744	-28.74%	21,472	2008
	12.222720	11.625107	-4.89%	26,201	2007
	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	12.052206	7.890917	-34.53%	0	2008
	12.631858	12.052206	-4.59%	0	2007
	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.766218	8.605442	-41.72%	0	2008
	13.085284	14.766218	12.85%	0	2007
	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.761894	8.600882	-41.74%	0	2008
	13.082705	14.761894	12.84%	0	2007
	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares-Q/NQ	12.672454	10.397776	-17.95%	0	2008
	11.756284	12.672454	7.79%	0	2007
	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares-Q/NQ	10.756603	5.855251	-45.57%	13,016	2008
	8.054624	10.756603	33.55%	2,484	2007
	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series - Global Technology Portfolio: Service Shares-Q/NQ	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares-Q/NQ	16.944092	10.559733	-37.68%	1,007	2008
	16.334538	16.944092	3.73%	0	2007
	15.084946	16.334538	8.28%	0	2006
	14.456911	15.084946	4.34%	0	2005

Janus Aspen Series - Overseas Portfolio: Service Shares-Q/NQ	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

Janus Aspen Series - Overseas Portfolio: Service II Shares-Q/NQ	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

MFS Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.495010	7.696834	-38.40%	262	2008
	11.514701	12.495010	8.51%	292	2007
	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.597459	9.596586	-34.26%	11,176	2008
	13.881187	14.597459	5.16%	9,678	2007
	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.543630	7.694148	-38.66%	0	2008
	11.951009	12.543630	4.96%	0	2007
	10.782892	11.951009	10.83%	0	2006
	10.138880	10.782892	6.35%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.091251	7.377444	-47.65%	0	2008
	13.968579	14.091251	0.88%	0	2007
	11.574497	13.968579	20.68%	0	2006
	10.410128	11.574497	11.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.941040	4.949133	-44.65%	0	2008
	7.465963	8.941040	19.76%	0	2007
	6.658883	7.465963	12.12%	0	2006
	6.085893	6.658883	9.42%	0	2005

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.671498	6.826955	-53.47%	0	2008
	13.729403	14.671498	6.86%	0	2007
	12.512846	13.729403	9.72%	0	2006
	11.661551	12.512846	7.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.547663	6.629323	-47.17%	4,079	2008
	12.457761	12.547663	0.72%	3,586	2007
	11.487543	12.457761	8.45%	1,926	2006
	10.786017	11.487543	6.50%	1,647	2005

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.136974	8.578190	-15.38%	19,527	2008
	9.899222	10.136974	2.40%	11,873	2007
	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.693921	8.105646	-40.81%	4,298	2008
	13.019610	13.693921	5.18%	2,756	2007
	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.787854	7.405025	-31.36%	134,024	2008
	10.398894	10.787854	3.74%	74,383	2007
	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.448842	9.205400	-11.90%	40,076	2008
	10.381087	10.448842	0.65%	36,190	2007
	10.000000	10.381087	3.81%	13,829	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.165468	6.088358	-45.47%	58,094	2008
	10.209164	11.165468	9.37%	49,602	2007
	10.000000	10.209164	2.09%	18,241	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.742939	5.898318	-39.46%	25,475	2008
	10.000000	9.742939	-2.57%	9,068	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class I - Q/NQ	16.431464	10.770656	-34.45%	0	2008
	13.959069	16.431464	17.71%	0	2007
	10.380247	13.959069	34.48%	0	2006
	10.158487	10.380247	2.18%	0	2005

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.963479	13.093588	-34.41%	0	2008
	16.965683	19.963479	17.67%	0	2007
	12.613243	16.965683	34.51%	0	2006
	12.333630	12.613243	2.27%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	14.480003	7.634898	-47.27%	0	2008
	11.651986	14.480003	24.27%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.424728	-45.75%	0	2008*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

NVIT NVIT Global Financial Services Fund: Class I - Q/NQ	13.218542	6.941347	-47.49%	0	2008
	13.668441	13.218542	-3.29%	0	2007
	11.620659	13.668441	17.62%	0	2006
	10.322577	11.620659	12.58%	0	2005

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.103952	-48.96%	1,059	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.085016	-39.15%	920	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.011472	-9.89%	0	2008*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.790204	-32.10%	3,285	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.246084	-17.54%	1,581	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.795461	-2.05%	8,590	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.779546	-2.20%	435	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.666469	9.287666	-47.43%	0	2008
	18.280479	17.666469	-3.36%	0	2007
	15.539743	18.280479	17.64%	0	2006
	13.791912	15.539743	12.67%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.517369	14.233310	5.30%	53,201	2008
	12.906278	13.517369	4.73%	53,421	2007
	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT NVIT Growth Fund: Class I - Q/NQ	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT NVIT Health Sciences Fund: Class I - Q/NQ	11.832085	8.649183	-26.90%	0	2008
	10.697935	11.832085	10.60%	0	2007
	10.655057	10.697935	0.40%	0	2006
	10.328071	10.655057	3.17%	0	2005

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.879132	10.143287	-26.92%	0	2008
	12.541380	13.879132	10.67%	0	2007
	12.491757	12.541380	0.40%	0	2006
	12.109337	12.491757	3.16%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.461211	10.528544	-8.14%	34,237	2008
	11.127671	11.461211	3.00%	31,081	2007
	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310070	10.222697	-16.96%	20,739	2008
	11.897824	12.310070	3.46%	18,823	2007
	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.016218	9.771858	-24.93%	335,447	2008
	12.604126	13.016218	3.27%	347,149	2007
	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.028309	9.407785	-32.94%	255,915	2008
	13.521373	14.028309	3.75%	277,999	2007
	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.629797	9.031394	-38.27%	10,559	2008
	14.126678	14.629797	3.56%	19,623	2007
	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.291811	10.117884	-37.90%	9,138	2008
	15.497335	16.291811	5.13%	10,162	2007
	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.572523	10.546883	-0.24%	70,927	2008
	10.322500	10.572523	2.42%	30,727	2007
	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.047611	-39.52%	0	2008*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.445992	7.034117	-47.69%	0	2008
	13.394458	13.445992	0.38%	0	2007
	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.983816	7.842591	-47.66%	0	2008
	14.927872	14.983816	0.37%	0	2007
	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.264498	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.252676	-37.47%	472	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	10.000000	6.184777	-38.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.655774	-33.44%	458	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	7.312826	3.829839	-47.63%	0	2008
	6.817362	7.312826	7.27%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.233228	8.599322	-39.58%	0	2008
	14.258693	14.233228	-0.18%	0	2007
	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.335692	6.475718	-42.87%	59,521	2008
	10.720914	11.335692	5.73%	63,499	2007
	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

NVIT NVIT Nationwide Leaders Fund: Class I - Q/NQ	13.780723	6.747401	-51.04%	0	2008
	12.638617	13.780723	9.04%	0	2007
	11.140994	12.638617	13.44%	0	2006
	10.648406	11.140994	4.63%	0	2005

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.793605	-2.06%	406	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.596101	1.807701	-49.73%	0	2008
	3.063697	3.596101	17.38%	0	2007
	2.819165	3.063697	8.67%	0	2006
	2.579537	2.819165	9.29%	0	2005

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.582975	6.825834	-49.75%	0	2008
	11.563181	13.582975	17.47%	0	2007
	10.648508	11.563181	8.59%	0	2006
	9.751418	10.648508	9.20%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class I - Q/NQ	13.479608	7.735132	-42.62%	11,424	2008
	11.259648	13.479608	19.72%	8,118	2007
	11.551501	11.259648	-2.53%	6,895	2006
	10.778369	11.551501	7.17%	5,621	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.712249	5.365695	-38.41%	18,732	2008
	9.115994	8.712249	-4.43%	21,300	2007
	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.561032	-44.39%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.618478	5.122066	-46.75%	113,819	2008
	8.621233	9.618478	11.57%	116,781	2007
	8.169779	8.621233	5.53%	113,719	2006
	7.900901	8.169779	3.40%	84,293	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.591245	2.218114	-79.06%	0	2008
	10.887437	10.591245	-2.72%	0	2007
	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.843152	5.919937	-39.86%	13,355	2008
	9.644314	9.843152	2.06%	14,258	2007
	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	12.537743	7.597639	-39.40%	0	2008
	13.009062	12.537743	-3.62%	0	2007
	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.251494	6.741994	-40.08%	0	2008
	12.251855	11.251494	-8.16%	0	2007
	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.959842	7.361108	-38.45%	0	2008
	11.596483	11.959842	3.13%	0	2007
	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.096589	7.341405	-43.94%	32,569	2008
	11.911970	13.096589	9.94%	19,754	2007
	11.145643	11.911970	6.88%	3,976	2006
	10.644847	11.145643	4.70%	4,734	2005

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.237592	7.623694	-37.70%	32,231	2008
	12.152637	12.237592	0.70%	32,575	2007
	10.477665	12.152637	15.99%	27,274	2006
	10.365069	10.477665	1.09%	21,043	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.433686	10.332080	-0.97%	20,726	2008
	10.144831	10.433686	2.85%	22,392	2007
	9.976101	10.144831	1.69%	15,973	2006
	10.014541	9.976101	-0.38%	10,535	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827458	9.477206	-12.47%	10,655	2008
	10.528615	10.827458	2.84%	7,267	2007
	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.647099	5.019664	-47.97%	0	2008
	8.046519	9.647099	19.89%	0	2007
	7.532625	8.046519	6.82%	0	2006
	6.654767	7.532625	13.19%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.359014	17.214462	-39.30%	0	2008
	34.988644	28.359014	-18.95%	0	2007
	25.926914	34.988644	34.95%	0	2006
	24.392904	25.926914	6.29%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.223694	7.157132	-41.45%	0	2008
	11.728634	12.223694	4.22%	0	2007
	10.691453	11.728634	9.70%	0	2006
	10.156986	10.691453	5.26%	0	2005

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Appendix E: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000  (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the contract’s IRA endorsement and the annuity contract's IRA endorsement.

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Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee’s income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the owner’s death.  Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Internal Revenue Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of investment options that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of investment options, transfers between investment options, exchanges of investment options or changes in investment objectives of investment options such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs, are generally taxed as ordinary income when received.  If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions will be included in the contract owner’s gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the income start date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after tax

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dollars.   Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the income start date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the income start date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includible in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

•	allocable to an investment in the contract before August 14, 1982; or

•	from an immediate annuity.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments.  If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.  Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception.  If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income start date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

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If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension of profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or an IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

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Upon the contract owner’s death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult your tax and/or financial adviser for more information.

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

The Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the partability of various retirement plans.  However, all of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the

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 Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

1)
If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2)
If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a)	the death of the annuitant will be treated as the death of a contract owner;

b)	any change of annuitant will be treated as the death of a contract owner; and

c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs and TSAs) during 2009.  However, annuitized distributions from such plans may not receive the exception and should continue to be made. Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the

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payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

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Appendix F: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Florida - The Assumed Investment Return is limited to 3.5%.  See “Assumed Investment Return” in the “Variable Annuity Payments” subsection of “Annuity Payments.”

Hawaii - Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

New Jersey - The Assumed Investment Return is limited to 3.5% or 5%.  See “Assumed Investment Return” in the "Variable Annuity Payments" subsection of “Annuity Payments.”

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the “Income Options” section.

Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

Multiple deposits into the Contract will not be accepted prior to the Income Start Date.  See “Operation of the Contract.”

New York - The Assumed Investment Return is limited to 3.5% or 5%.  See “Assumed Investment Return” in the Variable Annuity Payments subsection of “Annuity Payments.”

Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

Oklahoma - The Assumed Investment Return is limited to 3.5% or 5%.  See “Assumed Investment Return” in the Variable Annuity Payments subsection of “Annuity Payments.”

Oregon - The Assumed Investment Return is limited to 3.5% or 5%.  See “Assumed Investment Return” in the Variable Annuity Payments subsection of “Annuity Payments.”

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the “Income Options” section.

Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

Pennsylvania - Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

Vermont - Joint owners are not limited to spouses.  See “Joint Owner” in the “Parties with Interests in the Contract” subsection of “Optional Contract Benefits, Charges and Deductions.”

Washington - The America's Income Annuity Income FoundationSM Rider is not available.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-243-6295, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the investment options.  Nationwide, or its affiliates may have entered into agreements with the investment options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of investment option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the investment options.  Nationwide also acts as a limited agent for the investment option for purposes of accepting the trades.

See “Investment Options” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008, 2007 and 2006, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the investment option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the investment option’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

VA 9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Balanced Fund - Series I (AVB)
44,442 shares (cost $424,380 )	$302,653
AIM VIF - Basic Value Fund - Series II (AVBV2)
927,100 shares (cost $7,900,098 )	3,773,295
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
5,046 shares (cost $116,047 )	85,230
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
65,574 shares (cost $1,755,902 )	1,089,178
AIM VIF - Capital Development Fund - Series II (AVCD2)
164,904 shares (cost $2,684,836 )	1,276,354
AIM VIF - Core Equity Fund - Series I (AVGI)
15,284 shares (cost $386,370 )	301,866
AIM VIF - Core Equity Fund - Series II (AVCE2)
64,001 shares (cost $1,556,109 )	1,255,694
AIM VIF - Global Health Care Fund - Series I (IVHS)
6,411 shares (cost $115,368 )	79,948
AIM VIF - Global Real Estate Fund - Series I (IVRE)
22,984 shares (cost $434,593 )	212,140
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
32,103 shares (cost $419,755 )	313,971
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
118,574 shares (cost $2,651,277 )	1,537,905
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
90,738 shares (cost $2,120,143 )	1,636,010
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
434,276 shares (cost $6,098,320 )	4,286,304
American Century VP - Income & Growth Fund - Class I (ACVIG)
15,733,970 shares (cost $103,041,128 )	75,837,735
American Century VP - Income & Growth Fund - Class II (ACVIG2)
339,037 shares (cost $2,307,870 )	1,630,766
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
6,756,524 shares (cost $71,062,201 )	66,889,589
American Century VP - International Fund - Class I (ACVI)
6,018,544 shares (cost $41,412,558 )	35,750,154
American Century VP - International Fund - Class III (ACVI3)
5,167,114 shares (cost $39,249,447 )	30,692,659
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
1,108,836 shares (cost $13,549,011 )	10,844,414
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
31,704 shares (cost $434,300 )	309,746
American Century VP - Ultra(R) Fund - Class I (ACVU1)
755,352 shares (cost $8,484,113 )	4,577,431
American Century VP - Ultra(R) Fund - Class II (ACVU2)
163,056 shares (cost $1,522,210 )	976,705
American Century VP - Value Fund - Class I (ACVV)
42,280,601 shares (cost $310,578,685 )	197,873,211

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Value Fund - Class II (ACVV2)
900,432 shares (cost $6,706,739 )	$4,214,020
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
562,808 shares (cost $10,730,660 )	6,061,447
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
25,624 shares (cost $519,885 )	274,430
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
186,122 shares (cost $1,638,194 )	884,080
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
322,592 shares (cost $4,336,201 )	2,093,625
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
161,215 shares (cost $2,056,985 )	1,112,381
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
130,904 shares (cost $1,242,840 )	963,454
Credit Suisse Trust - International Focus Portfolio (WIEP)
358,524 shares (cost $3,220,136 )	3,287,660
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
614,281 shares (cost $8,109,055 )	4,643,963
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2,905,936 shares (cost $42,264,523 )	30,105,498
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
14,586,788 shares (cost $384,825,171 )	335,204,387
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,040,483 shares (cost $73,303,706 )	58,929,148
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
72,557 shares (cost $2,528,798 )	2,082,398
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
6,503 shares (cost $244,245 )	123,615
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
26,810 shares (cost $370,361 )	235,662
Federated IS - American Leaders Fund II - Service Class (FALFS)
24,921 shares (cost $400,305 )	201,609
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
120,658 shares (cost $621,790 )	612,944
Federated IS - High Income Bond II - Service Class (FHIBS)
542,755 shares (cost $3,899,218 )	2,719,204
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
462,036 shares (cost $4,607,658 )	4,620,356
Federated IS - Quality Bond Fund II - Primary Class (FQB)
16,086,800 shares (cost $183,020,405 )	160,867,997
Federated IS - Quality Bond Fund II - Service Class (FQBS)
642,598 shares (cost $7,271,049 )	6,393,853
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
20,326,270 shares (cost $453,969,758 )	267,087,187
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
544,719 shares (cost $12,312,229 )	7,081,350
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
6,988,557 shares (cost $193,352,074 )	164,021,424

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
122,128 shares (cost $3,833,346 )	$2,846,793
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
14,870,175 shares (cost $90,892,248 )	58,588,489
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
6,220,734 shares (cost $30,545,874 )	24,447,486
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,892,867 shares (cost $30,720,452 )	22,941,544
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
430,923 shares (cost $7,950,276 )	5,162,454
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
3,469,102 shares (cost $68,033,797 )	41,976,139
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
23,136,637 shares (cost $587,838,303 )	354,684,647
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
648,974 shares (cost $17,027,682 )	9,825,474
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,666,778 shares (cost $57,359,749 )	54,834,637
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
1,927,050 shares (cost $28,760,574 )	19,212,681
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,359,541 shares (cost $41,997,609 )	24,920,389
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
433,354 shares (cost $12,741,435 )	7,852,371
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,195,334 shares (cost $25,800,460 )	10,801,043
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
202,927 shares (cost $2,371,912 )	1,006,520
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
1,770,936 shares (cost $41,378,614 )	20,188,667
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
978,820 shares (cost $10,988,799 )	8,055,688
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,714 shares (cost $29,353 )	22,286
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
678,910 shares (cost $7,734,887 )	5,227,611
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,328 shares (cost $102,657 )	71,734
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
333,084 shares (cost $4,036,664 )	2,371,557
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
41,120 shares (cost $478,952 )	292,361
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
844,813 shares (cost $11,522,775 )	5,085,771
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
4,219 shares (cost $58,819 )	45,400
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
902,929 shares (cost $16,245,942 )	9,661,339

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
182,282 shares (cost $1,118,907 )	$1,022,600
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2,472,316 shares (cost $41,531,265 )	42,251,873
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
3,036,346 shares (cost $52,502,803 )	34,432,159
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
48,279 shares (cost $878,062 )	662,394
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,403,695 shares (cost $20,771,327 )	14,808,983
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
27,576,526 shares (cost $226,250,078 )	228,192,994
Ivy Fund VIP, Inc. - Balanced (WRBP)
8,086,900 shares (cost $56,170,490 )	62,236,779
Ivy Fund VIP, Inc. - Bond (WRBDP)
22,286,170 shares (cost $120,957,147 )	118,945,746
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
16,986,438 shares (cost $166,643,205 )	137,775,299
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
4,780,960 shares (cost $31,658,463 )	24,437,400
Ivy Fund VIP, Inc. - Energy (WRENG)
2,053,947 shares (cost $13,152,790 )	7,688,743
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
7,527,101 shares (cost $52,697,235 )	24,916,211
Ivy Fund VIP, Inc. - Growth (WRGP)
20,108,473 shares (cost $154,762,859 )	151,877,285
Ivy Fund VIP, Inc. - High Income (WRHIP)
22,919,059 shares (cost $75,885,341 )	56,933,235
Ivy Fund VIP, Inc. - International Growth (WRIP)
7,209,211 shares (cost $45,818,463 )	43,291,314
Ivy Fund VIP, Inc. - International Value (WRI2P)
1,403,279 shares (cost $29,906,964 )	17,486,675
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
252,255 shares (cost $4,801,693 )	2,803,107
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2,094,414 shares (cost $13,654,273 )	9,436,594
Ivy Fund VIP, Inc. - Money Market (WRMMP)
67,549,413 shares (cost $67,549,413 )	67,549,413
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,474,089 shares (cost $7,423,474 )	6,466,975
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2,297,627 shares (cost $17,657,851 )	9,888,987
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
6,561,115 shares (cost $85,294,387 )	74,961,393
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
10,461,541 shares (cost $88,879,579 )	63,745,310
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
757,168 shares (cost $11,366,019 )	7,788,765

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Value (WRVP)
14,959,379 shares (cost $83,663,314 )	$62,136,771
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
3,849 shares (cost $101,638 )	91,405
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,661,549 shares (cost $131,306,981 )	105,910,395
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
4,968,938 shares (cost $18,150,825 )	14,409,920
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2,934,592 shares (cost $11,972,229 )	8,686,391
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
203,122 shares (cost $2,514,640 )	1,608,724
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,085,367 shares (cost $58,964,638 )	54,240,414
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2,355,447 shares (cost $114,319,102 )	61,594,931
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
617,925 shares (cost $17,381,448 )	11,691,148
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2,719,203 shares (cost $34,839,207 )	29,122,660
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
21,200 shares (cost $192,989 )	147,338
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
406,121 shares (cost $2,324,340 )	1,299,589
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
87,838 shares (cost $1,206,265 )	703,583
MFS(R) VIT - Value Series - Service Class (MVFSC)
2,969,090 shares (cost $41,408,319 )	28,711,100
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2,398,822 shares (cost $44,787,366 )	31,208,668
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
3,212,831 shares (cost $35,786,312 )	30,618,281
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
1,308,465 shares (cost $30,989,439 )	19,548,467
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
648,571 shares (cost $42,024,121 )	23,964,700
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
282,712 shares (cost $10,993,955 )	7,421,189
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
196,846 shares (cost $1,747,545 )	1,293,279
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
374,309 shares (cost $3,404,779 )	3,035,647
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
561,608 shares (cost $5,315,007 )	4,172,747
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
285,407 shares (cost $2,713,751 )	2,605,762
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
722,963 shares (cost $6,677,177 )	5,617,423

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
321,077 shares (cost $2,866,720 )	$2,273,226
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
439,703 shares (cost $3,857,125 )	3,724,287
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
119,879 shares (cost $1,154,348 )	1,161,626
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
10,387 shares (cost $98,978 )	100,443
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
6,837,767 shares (cost $53,519,784 )	34,120,456
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
7,774,271 shares (cost $46,822,228 )	38,715,872
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
244,758 shares (cost $3,225,054 )	1,725,545
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
5,702,904 shares (cost $93,011,695 )	40,091,418
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
98,817 shares (cost $1,594,301 )	694,680
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,936 shares (cost $33,993 )	22,842
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2,032,722 shares (cost $22,862,045 )	15,875,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
130,482 shares (cost $1,038,523 )	815,508
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,896,217 shares (cost $45,037,855 )	24,390,316
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,808 shares (cost $54,378 )	30,048
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
972,598 shares (cost $7,999,331 )	8,033,657
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
758,555 shares (cost $11,721,623 )	6,265,661
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
585 shares (cost $6,845 )	3,352
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
787,539 shares (cost $7,798,692 )	4,512,598
Nationwide VIT - Government Bond Fund - Class I (GBF)
33,673,103 shares (cost $390,798,342 )	404,413,966
Nationwide VIT - Government Bond Fund - Class II (GBF2)
1,090,853 shares (cost $12,893,269 )	13,057,505
Nationwide VIT - Growth Fund - Class I (CAF)
2,971,396 shares (cost $28,628,685 )	26,326,564
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
8,353 shares (cost $87,130 )	67,489
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2,235,663 shares (cost $24,865,005 )	18,108,869
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
282,518 shares (cost $3,175,112 )	1,825,069

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
6,889,431 shares (cost $79,289,646 )	$47,468,181
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
7,756,553 shares (cost $79,453,744 )	71,903,250
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
32,800,602 shares (cost $357,574,693 )	277,493,094
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,659,752 shares (cost $216,291,318 )	148,531,625
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
12,521,526 shares (cost $134,830,282 )	110,815,502
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
8,216,065 shares (cost $74,399,187 )	57,512,455
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
56,533 shares (cost $542,264 )	552,326
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
1,460,563 shares (cost $37,738,158 )	25,603,675
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
9,876,379 shares (cost $163,060,904 )	111,109,268
Nationwide VIT - Money Market Fund - Class I (SAM)
687,916,991 shares (cost $687,916,991 )	687,916,991
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
603,677 shares (cost $5,706,895 )	3,869,570
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
299 shares (cost $4,060 )	2,301
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2,732,619 shares (cost $44,045,268 )	21,041,167
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
113,686 shares (cost $1,824,035 )	871,968
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,322 shares (cost $69,816 )	56,093
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
14,192 shares (cost $90,142 )	93,808
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
232,710 shares (cost $2,343,162 )	1,535,885
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
434,382 shares (cost $4,267,583 )	3,071,081
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,808,457 shares (cost $45,262,892 )	27,101,614
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
62,098 shares (cost $863,405 )	589,306
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,280,045 shares (cost $213,181,054 )	121,013,895
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
200,300 shares (cost $2,321,537 )	1,309,963
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
10,963,156 shares (cost $231,829,230 )	117,963,568
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
244,571 shares (cost $4,963,394 )	2,575,337

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
18,882,980 shares (cost $189,016,522 )	$123,117,025
Nationwide VIT - Nationwide Fund - Class II (TRF2)
103,272 shares (cost $1,048,061 )	671,270
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
283 shares (cost $3,549 )	1,830
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
933,279 shares (cost $12,652,803 )	6,047,648
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
23,642 shares (cost $159,260 )	130,978
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
996,609 shares (cost $8,982,376 )	6,418,163
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
210,721 shares (cost $2,077,026 )	2,058,749
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
336,254 shares (cost $1,202,064 )	749,846
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,731,731 shares (cost $7,734,166 )	3,896,394
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
50,936 shares (cost $533,848 )	303,581
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
1,286,594 shares (cost $13,482,228 )	7,732,431
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
4,651,503 shares (cost $47,183,608 )	32,514,006
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,155,263 shares (cost $96,214,380 )	74,336,525
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
153,315 shares (cost $1,101,694 )	875,426
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
3,134,162 shares (cost $42,587,138 )	39,020,323
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
218,809 shares (cost $2,826,370 )	1,595,118
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
4,128,211 shares (cost $72,559,960 )	66,629,324
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
6,427,597 shares (cost $109,597,918 )	45,700,215
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
261,501 shares (cost $4,614,815 )	2,411,039
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
128,053 shares (cost $1,582,712 )	1,069,245
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
365,312 shares (cost $5,987,798 )	3,430,280
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
4,978,958 shares (cost $149,875,348 )	127,809,828
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
119,235 shares (cost $3,845,266 )	3,030,942
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
4,518,018 shares (cost $133,285,852 )	91,896,495

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
3,273,864 shares (cost $74,251,773 )	$66,164,787
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
149,060 shares (cost $3,153,008 )	2,984,184
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
209,838 shares (cost $972,994 )	329,445
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
81,313 shares (cost $650,571 )	128,474
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
14,768 shares (cost $122,482 )	23,334
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
548,070 shares (cost $9,286,117 )	5,836,946
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
13,375 shares (cost $215,472 )	140,971
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,268,138 shares (cost $148,182,945 )	120,384,089
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
209,304 shares (cost $4,044,328 )	3,018,169
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,932,709 shares (cost $76,450,679 )	53,226,795
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
914,691 shares (cost $4,860,661 )	4,170,990
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
59,978 shares (cost $766,424 )	675,357
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
172,109 shares (cost $1,814,254 )	1,774,447
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
1,113 shares (cost $26,094 )	12,769
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
72,355 shares (cost $837,430 )	436,300
SBL Fund - Series D (Global Series) (SBLD)
22,471 shares (cost $242,850 )	166,288
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
3,570 shares (cost $91,254 )	60,010
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
7,456 shares (cost $140,493 )	106,768
SBL Fund - Series O (All Cap Value Series) (SBLO)
57,399 shares (cost $1,141,871 )	825,970
SBL Fund - Series P (High Yield Series) (SBLP)
9,633 shares (cost $180,141 )	129,367
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
26,020 shares (cost $716,763 )	460,558
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
38,931 shares (cost $1,819,651 )	1,326,758
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2,101 shares (cost $28,629 )	22,560
SBL Fund - Series Y (Select 25 Series) (SBLY)
2,266 shares (cost $16,036 )	14,500

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
1,749,954 shares (cost $18,798,634 )	$11,724,694
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,044,984 shares (cost $23,994,562 )	14,953,719
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
3,439,239 shares (cost $16,935,823 )	16,611,523
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,025,391 shares (cost $47,816,918 )	40,224,259
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,902 shares (cost $119,429 )	96,610
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,442,242 shares (cost $22,731,971 )	8,465,959
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,825,543 shares (cost $30,182,862 )	10,734,188
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,198,044 shares (cost $39,822,073 )	22,451,353
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
590,500 shares (cost $14,755,653 )	11,071,873
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
70,630 shares (cost $1,583,409 )	1,194,359
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
1,032,402 shares (cost $12,001,570 )	8,486,348
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
775,807 shares (cost $7,879,149 )	7,688,249
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
89,284 shares (cost $1,006,945 )	875,878
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2,027,026 shares (cost $16,303,269 )	13,114,860
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,633,543 shares (cost $20,311,821 )	9,490,884
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
11,658,279 shares (cost $216,795,194 )	95,714,470
Victory VIF - Diversified Stock Fund - Class A (VYDS)
850,261 shares (cost $8,622,370 )	5,917,818
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
6,667,207 shares (cost $120,782,239 )	67,738,819

Total Investments	7,651,699,355

Total Assets	7,651,699,355
Liabilities
Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	7,435
Other Payables	85,213

$7,651,606,707

Contract Owners’ Equity:
Accumulation units	7,583,928,213
Contracts in payout (annuitization) period	67,678,494

Total Contract Owners’ Equity (note 5)	$7,651,606,707

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2
Reinvested dividends	$201,625,832	19,698	30,297	-	-	-	8,619	31,101
Mortality and expense risk charges (note 2)	(132,702,159)	(5,937)	(107,110)	(1,795)	(26,594)	(30,464)	(6,870)	(27,042)

Net investment income (loss)	68,923,673	13,761	(76,813)	(1,795)	(26,594)	(30,464)	1,749	4,059

Proceeds from mutual fund shares sold	3,882,482,842	134,801	4,407,678	34,038	688,156	2,014,852	172,902	285,653
Cost of mutual fund shares sold	(3,740,722,737)	(108,941)	(4,913,040)	(30,959)	(723,744)	(2,784,399)	(165,264)	(280,576)

Realized gain (loss) on investments	141,760,105	25,860	(505,362)	3,079	(35,588)	(769,547)	7,638	5,077
Change in unrealized gain (loss) on investments	(4,994,288,537)	(244,254)	(4,720,063)	(78,127)	(806,991)	(916,556)	(179,854)	(523,309)

Net gain (loss) on investments	(4,852,528,432)	(218,394)	(5,225,425)	(75,048)	(842,579)	(1,686,103)	(172,216)	(518,232)

Reinvested capital gains	614,502,928	-	1,178,385	-	-	274,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,169,101,831)	(204,633)	(4,123,853)	(76,843)	(869,173)	(1,442,512)	(170,467)	(514,173)

Investment Activity:	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$-	18,128	51	43,589	-	17,153	2,465,574	46,542
Mortality and expense risk charges (note 2)	(773)	(3,659)	(5,658)	(44,660)	(43,769)	(82,637)	(1,344,481)	(46,492)

Net investment income (loss)	(773)	14,469	(5,607)	(1,071)	(43,769)	(65,484)	1,121,093	50

Proceeds from mutual fund shares sold	32,845	169,993	97,401	602,439	552,351	2,873,932	34,366,810	1,035,123
Cost of mutual fund shares sold	(29,703)	(260,874)	(84,502)	(698,644)	(429,391)	(3,433,066)	(27,927,007)	(868,127)

Realized gain (loss) on investments	3,142	(90,881)	12,899	(96,205)	122,960	(559,134)	6,439,803	166,996
Change in unrealized gain (loss) on investments	(43,543)	(126,275)	(210,842)	(1,648,837)	(1,292,206)	(2,477,429)	(69,775,284)	(1,552,658)

Net gain (loss) on investments	(40,401)	(217,156)	(197,943)	(1,745,042)	(1,169,246)	(3,036,563)	(63,335,481)	(1,385,662)

Reinvested capital gains	20,469	28,017	-	449,753	-	403,989	14,770,934	321,760

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,705)	(174,670)	(203,550)	(1,296,360)	(1,213,015)	(2,698,058)	(47,443,454)	(1,063,852)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV
Reinvested dividends	$3,544,950	528,450	459,655	11,217	234	-	-	7,110,662
Mortality and expense risk charges (note 2)	(861,565)	(664,495)	(632,805)	(155,584)	(5,200)	(94,521)	(25,716)	(3,292,462)

Net investment income (loss)	2,683,385	(136,045)	(173,150)	(144,367)	(4,966)	(94,521)	(25,716)	3,818,200

Proceeds from mutual fund shares sold	29,628,098	18,441,673	15,980,804	20,134,149	55,813	9,550,881	186,593	96,759,088
Cost of mutual fund shares sold	(30,609,840)	(13,005,196)	(9,150,072)	(23,394,184)	(64,194)	(9,625,356)	(175,250)	(112,394,140)

Realized gain (loss) on investments	(981,742)	5,436,477	6,830,732	(3,260,035)	(8,381)	(74,475)	11,343	(15,635,052)
Change in unrealized gain (loss) on investments	(5,011,522)	(45,224,268)	(41,306,793)	(1,609,587)	(82,441)	(5,487,492)	(963,949)	(110,623,679)

Net gain (loss) on investments	(5,993,264)	(39,787,791)	(34,476,061)	(4,869,622)	(90,822)	(5,561,967)	(952,606)	(126,258,731)

Reinvested capital gains	-	6,207,427	5,399,322	-	-	1,367,195	228,647	37,750,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,309,879)	(33,716,409)	(29,249,889)	(5,013,989)	(95,788)	(4,289,293)	(749,675)	(84,690,033)

Investment Activity:	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP
Reinvested dividends	$139,520	-	-	19,198	54,198	-	29,674	85,539
Mortality and expense risk charges (note 2)	(105,895)	(185,543)	(7,165)	(19,838)	(46,197)	(32,507)	(17,633)	(51,099)

Net investment income (loss)	33,625	(185,543)	(7,165)	(640)	8,001	(32,507)	12,041	34,440

Proceeds from mutual fund shares sold	1,535,582	33,876,148	56,563	536,794	1,467,805	1,253,047	566,430	1,119,431
Cost of mutual fund shares sold	(1,761,515)	(38,519,931)	(58,266)	(513,162)	(1,425,708)	(854,227)	(485,561)	(726,278)

Realized gain (loss) on investments	(225,933)	(4,643,783)	(1,703)	23,632	42,097	398,820	80,869	393,153
Change in unrealized gain (loss) on investments	(2,455,562)	(6,940,815)	(277,587)	(987,215)	(2,360,377)	(2,399,080)	(1,098,985)	(2,977,267)

Net gain (loss) on investments	(2,681,495)	(11,584,598)	(279,290)	(963,583)	(2,318,280)	(2,000,260)	(1,018,116)	(2,584,114)

Reinvested capital gains	791,520	937,197	22,132	315,512	715,977	445,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,856,350)	(10,832,944)	(264,323)	(648,711)	(1,594,302)	(1,586,813)	(1,006,075)	(2,549,674)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS
Reinvested dividends	$193,523	309,635	10,480,556	1,691,911	50,229	3,421	10,179	4,616
Mortality and expense risk charges (note 2)	(70,655)	(435,276)	(5,794,109)	(923,470)	(53,539)	(5,005)	(4,921)	(6,227)

Net investment income (loss)	122,868	(125,641)	4,686,447	768,441	(3,310)	(1,584)	5,258	(1,611)

Proceeds from mutual fund shares sold	1,878,829	23,537,410	138,986,910	26,345,659	517,952	246,816	109,367	165,934
Cost of mutual fund shares sold	(2,098,602)	(31,501,187)	(128,147,979)	(23,593,093)	(413,670)	(249,972)	(88,266)	(228,186)

Realized gain (loss) on investments	(219,773)	(7,963,777)	10,838,931	2,752,566	104,282	(3,156)	21,101	(62,252)
Change in unrealized gain (loss) on investments	(3,569,481)	(12,699,776)	(242,978,746)	(37,321,094)	(1,329,441)	(108,755)	(270,718)	(168,143)

Net gain (loss) on investments	(3,789,254)	(20,663,553)	(232,139,815)	(34,568,528)	(1,225,159)	(111,911)	(249,617)	(230,395)

Reinvested capital gains	617,366	5,358,539	-	6,302,421	217,910	20,497	77,762	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,049,020)	(15,430,655)	(227,453,368)	(27,497,666)	(1,010,559)	(92,998)	(166,597)	(142,264)

Investment Activity:	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS
Reinvested dividends	$172	376,295	83,736	11,180,317	374,640	9,508,631	239,641	1,853,491
Mortality and expense risk charges (note 2)	(16,499)	(71,637)	(55,807)	(2,488,851)	(137,562)	(5,296,081)	(209,728)	(3,294,531)

Net investment income (loss)	(16,327)	304,658	27,929	8,691,466	237,078	4,212,550	29,913	(1,441,040)

Proceeds from mutual fund shares sold	181,969	2,123,290	6,649,787	75,654,322	1,815,220	141,298,611	2,646,630	97,708,908
Cost of mutual fund shares sold	(124,387)	(2,429,506)	(7,141,862)	(81,739,493)	(1,999,634)	(144,323,145)	(2,458,927)	(78,634,013)

Realized gain (loss) on investments	57,582	(306,216)	(492,075)	(6,085,171)	(184,414)	(3,024,534)	187,703	19,074,895
Change in unrealized gain (loss) on investments	(362,868)	(1,125,283)	10,775	(19,282,293)	(744,969)	(236,726,233)	(6,308,647)	(188,540,707)

Net gain (loss) on investments	(305,286)	(1,431,499)	(481,300)	(25,367,464)	(929,383)	(239,750,767)	(6,120,944)	(169,465,812)

Reinvested capital gains	19,715	-	-	-	-	514,978	12,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,898)	(1,126,841)	(453,371)	(16,675,998)	(692,305)	(235,023,239)	(6,078,390)	(170,906,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2
Reinvested dividends	$26,049	6,593,024	1,927,512	866,002	185,240	1,597,648	4,658,258	114,146
Mortality and expense risk charges (note 2)	(88,676)	(1,022,773)	(300,299)	(410,602)	(164,100)	(857,686)	(6,751,899)	(284,091)

Net investment income (loss)	(62,627)	5,570,251	1,627,213	455,400	21,140	739,962	(2,093,641)	(169,945)

Proceeds from mutual fund shares sold	970,607	36,535,050	36,744,436	10,527,518	2,133,795	23,768,426	162,812,635	3,427,041
Cost of mutual fund shares sold	(645,214)	(41,574,952)	(40,729,983)	(7,912,362)	(1,415,207)	(21,220,977)	(144,999,550)	(2,902,558)

Realized gain (loss) on investments	325,393	(5,039,902)	(3,985,547)	2,615,156	718,588	2,547,449	17,813,085	524,483
Change in unrealized gain (loss) on investments	(3,061,729)	(23,551,722)	(3,827,678)	(28,627,790)	(6,814,774)	(52,561,281)	(342,025,884)	(9,186,346)

Net gain (loss) on investments	(2,736,336)	(28,591,624)	(7,813,225)	(26,012,634)	(6,096,186)	(50,013,832)	(324,212,799)	(8,661,863)

Reinvested capital gains	-	-	-	4,945,362	1,139,337	9,580,938	18,511,927	482,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,798,963)	(23,021,373)	(6,186,012)	(20,611,872)	(4,935,709)	(39,692,932)	(307,794,513)	(8,348,820)

Investment Activity:	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S
Reinvested dividends	$2,715,477	117,397	128,500	29,564	124,354	9,024	-	276,186
Mortality and expense risk charges (note 2)	(755,226)	(408,404)	(449,942)	(226,497)	(253,334)	(34,194)	(533,285)	(116,722)

Net investment income (loss)	1,960,251	(291,007)	(321,442)	(196,933)	(128,980)	(25,170)	(533,285)	159,464

Proceeds from mutual fund shares sold	20,813,889	14,000,442	13,716,245	2,698,402	9,793,801	497,699	24,559,010	4,111,162
Cost of mutual fund shares sold	(21,590,190)	(12,439,294)	(17,710,278)	(1,925,654)	(14,086,703)	(752,126)	(27,148,601)	(5,004,206)

Realized gain (loss) on investments	(776,301)	1,561,148	(3,994,033)	772,748	(4,292,902)	(254,427)	(2,589,591)	(893,044)
Change in unrealized gain (loss) on investments	(4,238,529)	(28,851,921)	(19,917,178)	(8,622,741)	(13,916,186)	(1,338,765)	(27,519,089)	(2,834,252)

Net gain (loss) on investments	(5,014,830)	(27,290,773)	(23,911,211)	(7,849,993)	(18,209,088)	(1,593,192)	(30,108,680)	(3,727,296)

Reinvested capital gains	53,666	-	5,975,426	2,176,437	5,056,892	426,394	1,407,632	397,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,000,913)	(27,581,780)	(18,257,227)	(5,870,489)	(13,281,176)	(1,191,968)	(29,234,333)	(3,169,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3
Reinvested dividends	$726	170,533	2,213	71,194	8,292	326,215	1,551	374,563
Mortality and expense risk charges (note 2)	(345)	(76,880)	(1,182)	(36,851)	(5,975)	(140,845)	(877)	(164,449)

Net investment income (loss)	381	93,653	1,031	34,343	2,317	185,370	674	210,114

Proceeds from mutual fund shares sold	18,286	3,069,394	9,111	1,080,407	87,212	13,848,989	24,724	4,851,231
Cost of mutual fund shares sold	(17,669)	(3,501,979)	(9,585)	(1,233,327)	(115,036)	(16,534,213)	(17,018)	(5,789,449)

Realized gain (loss) on investments	617	(432,585)	(474)	(152,920)	(27,824)	(2,685,224)	7,706	(938,218)
Change in unrealized gain (loss) on investments	(9,661)	(2,482,108)	(33,780)	(1,629,441)	(190,095)	(8,166,063)	(48,524)	(7,688,911)

Net gain (loss) on investments	(9,044)	(2,914,693)	(34,254)	(1,782,361)	(217,919)	(10,851,287)	(40,818)	(8,627,129)

Reinvested capital gains	1,188	358,206	3,596	228,388	26,641	2,366,707	6,350	1,445,923

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,475)	(2,462,834)	(29,627)	(1,519,630)	(188,961)	(8,299,210)	(33,794)	(6,971,092)

Investment Activity:	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP
Reinvested dividends	$28,398	1,770,260	2,980,720	16,309	215,463	1,236,892	77,630	109,249
Mortality and expense risk charges (note 2)	(3,969)	(539,128)	(633,281)	(13,831)	(211,421)	(3,849,184)	(1,026,723)	(1,568,991)

Net investment income (loss)	24,429	1,231,132	2,347,439	2,478	4,042	(2,612,292)	(949,093)	(1,459,742)

Proceeds from mutual fund shares sold	591,968	17,429,669	25,118,654	206,244	18,408,925	41,025,372	18,534,450	22,227,676
Cost of mutual fund shares sold	(704,829)	(16,139,734)	(29,046,526)	(200,203)	(24,172,184)	(24,805,783)	(14,402,308)	(23,306,003)

Realized gain (loss) on investments	(112,861)	1,289,935	(3,927,872)	6,041	(5,763,259)	16,219,589	4,132,142	(1,078,327)
Change in unrealized gain (loss) on investments	(96,307)	(1,091,876)	(17,396,908)	(292,640)	(3,889,596)	(123,515,090)	(22,916,709)	1,094,768

Net gain (loss) on investments	(209,168)	198,059	(21,324,780)	(286,599)	(9,652,855)	(107,295,501)	(18,784,567)	16,441

Reinvested capital gains	28,167	-	1,248,095	7,040	1,492,261	20,330,014	54,179	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,572)	1,429,191	(17,729,246)	(277,081)	(8,156,552)	(89,577,779)	(19,679,481)	(1,443,301)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$331,354	26,741	11,261	696,862	-	450,688	154,609	123,126
Mortality and expense risk charges (note 2)	(2,587,902)	(458,162)	(150,582)	(737,479)	(2,865,797)	(923,389)	(880,274)	(372,232)

Net investment income (loss)	(2,256,548)	(431,421)	(139,321)	(40,617)	(2,865,797)	(472,701)	(725,665)	(249,106)

Proceeds from mutual fund shares sold	42,007,367	7,336,980	2,677,313	9,633,411	45,948,579	13,080,796	13,156,102	8,957,280
Cost of mutual fund shares sold	(37,431,671)	(5,814,991)	(2,254,521)	(7,291,828)	(37,812,577)	(14,196,344)	(8,792,634)	(9,923,673)

Realized gain (loss) on investments	4,575,696	1,521,989	422,792	2,341,583	8,136,002	(1,115,548)	4,363,468	(966,393)
Change in unrealized gain (loss) on investments	(90,860,666)	(16,387,185)	(7,561,825)	(47,372,142)	(105,511,623)	(16,350,585)	(40,979,851)	(14,803,484)

Net gain (loss) on investments	(86,284,970)	(14,865,196)	(7,139,033)	(45,030,559)	(97,375,621)	(17,466,133)	(36,616,383)	(15,769,877)

Reinvested capital gains	5,051,921	49,185	12,285	2,831,602	2,105,992	-	1,289,104	489,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,489,597)	(15,247,432)	(7,266,069)	(42,239,574)	(98,135,426)	(17,938,834)	(36,052,944)	(15,529,866)

Investment Activity:	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$-	4,117	1,133,337	71,868	86,137	-	-	18,956
Mortality and expense risk charges (note 2)	(59,902)	(174,199)	(703,686)	(102,909)	(212,291)	(1,384,958)	(1,215,642)	(123,082)

Net investment income (loss)	(59,902)	(170,082)	429,651	(31,041)	(126,154)	(1,384,958)	(1,215,642)	(104,126)

Proceeds from mutual fund shares sold	1,207,303	3,386,108	19,700,652	2,813,337	4,675,625	20,260,981	20,500,297	2,805,152
Cost of mutual fund shares sold	(1,204,651)	(3,376,059)	(19,700,652)	(3,019,915)	(5,220,559)	(16,238,842)	(15,823,401)	(3,656,074)

Realized gain (loss) on investments	2,652	10,049	-	(206,578)	(544,934)	4,022,139	4,676,896	(850,922)
Change in unrealized gain (loss) on investments	(2,860,331)	(5,895,996)	-	(756,628)	(6,294,814)	(49,372,796)	(52,623,308)	(2,292,457)

Net gain (loss) on investments	(2,857,679)	(5,885,947)	-	(963,206)	(6,839,748)	(45,350,657)	(47,946,412)	(3,143,379)

Reinvested capital gains	-	175,165	-	-	248,914	2,785,882	1,320,347	184,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,917,581)	(5,880,864)	429,651	(994,247)	(6,716,988)	(43,949,733)	(47,841,707)	(3,063,183)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2
Reinvested dividends	$200,894	1,459	19,551	20,592	12,852	15,789	2,807,514	3,516,082
Mortality and expense risk charges (note 2)	(1,186,631)	(619)	(2,134,314)	(259,481)	(168,593)	(29,694)	(1,169,990)	(1,514,733)

Net investment income (loss)	(985,737)	840	(2,114,763)	(238,889)	(155,741)	(13,905)	1,637,524	2,001,349

Proceeds from mutual fund shares sold	19,086,324	7,265	71,976,761	7,426,563	5,076,076	1,213,700	34,262,171	51,424,835
Cost of mutual fund shares sold	(16,158,129)	(7,095)	(35,948,386)	(6,736,288)	(4,388,989)	(1,462,407)	(15,820,809)	(31,302,163)

Realized gain (loss) on investments	2,928,195	170	36,028,375	690,275	687,087	(248,707)	18,441,362	20,122,672
Change in unrealized gain (loss) on investments	(39,058,141)	(17,008)	(128,871,167)	(13,793,583)	(8,720,454)	(954,111)	(102,734,913)	(122,594,162)

Net gain (loss) on investments	(36,129,946)	(16,838)	(92,842,792)	(13,103,308)	(8,033,367)	(1,202,818)	(84,293,551)	(102,471,490)

Reinvested capital gains	629,272	1,928	-	-	-	147,027	15,048,524	18,856,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,486,411)	(14,070)	(94,957,555)	(13,342,197)	(8,189,108)	(1,069,696)	(67,607,503)	(81,613,966)

Investment Activity:	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2
Reinvested dividends	$218,993	1,649,593	629	-	-	426,787	979,804	1,790,745
Mortality and expense risk charges (note 2)	(225,069)	(498,764)	(2,701)	(41,644)	(19,405)	(492,405)	(539,845)	(446,541)

Net investment income (loss)	(6,076)	1,150,829	(2,072)	(41,644)	(19,405)	(65,618)	439,959	1,344,204

Proceeds from mutual fund shares sold	9,889,472	30,861,655	24,813	334,152	199,364	11,802,147	15,530,438	33,333,011
Cost of mutual fund shares sold	(10,381,621)	(31,699,038)	(22,238)	(255,071)	(212,255)	(12,647,165)	(17,107,540)	(35,205,209)

Realized gain (loss) on investments	(492,149)	(837,383)	2,575	79,081	(12,891)	(845,018)	(1,577,102)	(1,872,198)
Change in unrealized gain (loss) on investments	(8,443,606)	(6,412,462)	(104,015)	(1,819,815)	(676,408)	(16,140,076)	(14,412,669)	(3,720,930)

Net gain (loss) on investments	(8,935,755)	(7,249,845)	(101,440)	(1,740,734)	(689,299)	(16,985,094)	(15,989,771)	(5,593,128)

Reinvested capital gains	1,484,506	-	10,494	319,435	214,547	1,745,231	500,454	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,457,325)	(6,099,016)	(93,018)	(1,462,943)	(494,157)	(15,305,481)	(15,049,358)	(4,222,895)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$739,284	711,475	204,117	17,188	37,528	60,855	36,782	66,058
Mortality and expense risk charges (note 2)	(334,645)	(422,909)	(98,303)	(7,957)	(17,732)	(31,004)	(16,110)	(26,281)

Net investment income (loss)	404,639	288,566	105,814	9,231	19,796	29,851	20,672	39,777

Proceeds from mutual fund shares sold	6,524,095	7,472,066	1,987,862	127,917	779,372	787,162	1,774,922	364,720
Cost of mutual fund shares sold	(7,005,758)	(8,389,985)	(2,757,789)	(179,385)	(1,007,576)	(1,121,680)	(1,913,474)	(443,306)

Realized gain (loss) on investments	(481,663)	(917,919)	(769,927)	(51,468)	(228,204)	(334,518)	(138,552)	(78,586)
Change in unrealized gain (loss) on investments	(14,244,214)	(21,230,930)	(3,310,354)	(454,266)	(369,131)	(1,142,261)	(107,989)	(1,059,754)

Net gain (loss) on investments	(14,725,877)	(22,148,849)	(4,080,281)	(505,734)	(597,335)	(1,476,779)	(246,541)	(1,138,340)

Reinvested capital gains	911,284	2,103,079	2,817	28,153	13,371	40,598	4,461	37,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,409,954)	(19,757,204)	(3,971,650)	(468,350)	(564,168)	(1,406,330)	(221,408)	(1,060,779)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$28,127	34,593	20,676	1,742	4,703,871	2,698,301	40,621	1,010,087
Mortality and expense risk charges (note 2)	(12,190)	(12,560)	(4,488)	(429)	(629,074)	(417,475)	(41,573)	(1,111,463)

Net investment income (loss)	15,937	22,033	16,188	1,313	4,074,797	2,280,826	(952)	(101,376)

Proceeds from mutual fund shares sold	597,611	953,361	1,106,658	1,810	21,333,634	34,025,087	1,758,974	57,341,879
Cost of mutual fund shares sold	(735,038)	(1,039,498)	(1,108,403)	(1,845)	(25,491,259)	(37,899,461)	(971,971)	(48,673,212)

Realized gain (loss) on investments	(137,427)	(86,137)	(1,745)	(35)	(4,157,625)	(3,874,374)	787,003	8,668,667
Change in unrealized gain (loss) on investments	(593,494)	(132,838)	7,278	1,464	(15,634,681)	(6,635,904)	(4,206,251)	(94,816,847)

Net gain (loss) on investments	(730,921)	(218,975)	5,533	1,429	(19,792,306)	(10,510,278)	(3,419,248)	(86,148,180)

Reinvested capital gains	25,591	11,115	-	-	-	-	713,183	17,307,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(689,393)	(185,827)	21,721	2,742	(15,717,509)	(8,229,452)	(2,707,017)	(68,941,579)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3
Reinvested dividends	$16,441	1,677	664,634	17,345	586,650	382	96,064	76,771
Mortality and expense risk charges (note 2)	(31,081)	(776)	(272,242)	(14,165)	(556,182)	(188)	(140,989)	(137,973)

Net investment income (loss)	(14,640)	901	392,392	3,180	30,468	194	(44,925)	(61,202)

Proceeds from mutual fund shares sold	785,109	28,917	19,940,743	265,551	25,521,225	4,158	3,318,236	6,294,870
Cost of mutual fund shares sold	(888,750)	(38,320)	(23,584,863)	(233,502)	(22,984,704)	(7,759)	(1,651,489)	(6,737,124)

Realized gain (loss) on investments	(103,641)	(9,403)	(3,644,120)	32,049	2,536,521	(3,601)	1,666,747	(442,254)
Change in unrealized gain (loss) on investments	(1,538,348)	(21,765)	(6,394,552)	(965,145)	(33,910,265)	(24,330)	(11,532,186)	(8,164,752)

Net gain (loss) on investments	(1,641,989)	(31,168)	(10,038,672)	(933,096)	(31,373,744)	(27,931)	(9,865,439)	(8,607,006)

Reinvested capital gains	345,857	516	276,258	186,092	6,114,051	7,652	2,462,872	2,045,589

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,310,772)	(29,751)	(9,370,022)	(743,824)	(25,229,225)	(20,085)	(7,447,492)	(6,622,619)

Investment Activity:	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8
Reinvested dividends	$301	135,605	18,253,019	529,070	111,126	247	54,208	58,037
Mortality and expense risk charges (note 2)	(208)	(79,946)	(4,982,261)	(247,226)	(437,507)	(1,063)	(262,382)	(34,183)

Net investment income (loss)	93	55,659	13,270,758	281,844	(326,381)	(816)	(208,174)	23,854

Proceeds from mutual fund shares sold	11,141	3,857,077	209,755,914	3,441,775	13,582,379	9,742	14,407,864	1,268,713
Cost of mutual fund shares sold	(20,271)	(6,822,828)	(219,868,360)	(3,625,486)	(8,590,179)	(11,435)	(16,301,433)	(1,658,196)

Realized gain (loss) on investments	(9,130)	(2,965,751)	(10,112,446)	(183,711)	4,992,200	(1,693)	(1,893,569)	(389,483)
Change in unrealized gain (loss) on investments	(780)	(1,559,011)	23,038,265	607,927	(24,154,144)	(30,347)	(8,382,914)	(1,366,068)

Net gain (loss) on investments	(9,910)	(4,524,762)	12,925,819	424,216	(19,161,944)	(32,040)	(10,276,483)	(1,755,551)

Reinvested capital gains	-	-	-	-	-	6,628	2,019,789	4,434

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,817)	(4,469,103)	26,196,577	706,060	(19,488,325)	(26,228)	(8,464,868)	(1,727,263)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF
Reinvested dividends	$1,381,514	2,756,972	10,272,875	5,096,256	4,273,454	2,199,090	6,781	-
Mortality and expense risk charges (note 2)	(869,942)	(1,042,398)	(4,884,091)	(2,793,433)	(1,787,591)	(955,486)	(1,114)	(545,889)

Net investment income (loss)	511,572	1,714,574	5,388,784	2,302,823	2,485,863	1,243,604	5,667	(545,889)

Proceeds from mutual fund shares sold	13,675,626	25,825,309	93,313,825	48,436,290	38,801,637	26,882,519	62,065	24,055,015
Cost of mutual fund shares sold	(13,169,912)	(27,165,192)	(80,453,422)	(44,801,568)	(39,697,811)	(27,155,324)	(65,669)	(18,724,399)

Realized gain (loss) on investments	505,714	(1,339,883)	12,860,403	3,634,722	(896,174)	(272,805)	(3,604)	5,330,616
Change in unrealized gain (loss) on investments	(42,076,090)	(7,859,323)	(148,588,049)	(104,551,058)	(32,033,958)	(33,551,999)	10,063	(31,856,522)

Net gain (loss) on investments	(41,570,376)	(9,199,206)	(135,727,646)	(100,916,336)	(32,930,132)	(33,824,804)	6,459	(26,525,906)

Reinvested capital gains	11,308,647	1,441,673	30,882,603	21,025,917	6,807,757	8,777,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,750,157)	(6,042,959)	(99,456,259)	(77,587,596)	(23,636,512)	(23,803,480)	12,126	(27,071,795)

Investment Activity:	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2
Reinvested dividends	$2,206,203	13,214,534	3,933	56	688,460	24,973	159	18
Mortality and expense risk charges (note 2)	(2,121,972)	(7,641,524)	(28,042)	(47)	(461,660)	(25,589)	(396)	(117)

Net investment income (loss)	84,231	5,573,010	(24,109)	9	226,800	(616)	(237)	(99)

Proceeds from mutual fund shares sold	55,736,598	332,641,839	975,231	331	19,612,534	508,784	118,425	7,311
Cost of mutual fund shares sold	(40,834,371)	(332,641,839)	(1,243,530)	(349)	(22,692,748)	(684,654)	(136,268)	(11,945)

Realized gain (loss) on investments	14,902,227	-	(268,299)	(18)	(3,080,214)	(175,870)	(17,843)	(4,634)
Change in unrealized gain (loss) on investments	(100,060,596)	-	(1,837,325)	(2,656)	(25,270,935)	(974,686)	(13,723)	-

Net gain (loss) on investments	(85,158,369)	-	(2,105,624)	(2,674)	(28,351,149)	(1,150,556)	(31,566)	(4,634)

Reinvested capital gains	11,002,002	-	-	533	5,465,241	229,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,072,136)	5,573,010	(2,129,733)	(2,132)	(22,659,108)	(922,097)	(31,803)	(4,733)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$470	-	-	30,374	-	-	2,001,355	17,495
Mortality and expense risk charges (note 2)	(589)	(11,131)	(2)	(22,429)	(533,312)	(16,612)	(2,197,929)	(36,664)

Net investment income (loss)	(119)	(11,131)	(2)	7,945	(533,312)	(16,612)	(196,574)	(19,169)

Proceeds from mutual fund shares sold	303,829	438,020	1,889	712,754	14,714,407	197,917	68,362,143	706,933
Cost of mutual fund shares sold	(339,525)	(539,331)	(2,445)	(852,426)	(17,273,378)	(182,758)	(85,564,476)	(948,491)

Realized gain (loss) on investments	(35,696)	(101,311)	(556)	(139,672)	(2,558,971)	15,159	(17,202,333)	(241,558)
Change in unrealized gain (loss) on investments	3,666	(807,276)	-	(1,196,502)	(26,358,149)	(576,941)	(50,701,638)	(513,903)

Net gain (loss) on investments	(32,030)	(908,587)	(556)	(1,336,174)	(28,917,120)	(561,782)	(67,903,971)	(755,461)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,149)	(919,718)	(558)	(1,328,229)	(29,450,432)	(578,394)	(68,100,545)	(774,630)

Investment Activity:	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1
Reinvested dividends	$1,462,670	22,541	2,826,702	12,733	25	85,418	-	21,614
Mortality and expense risk charges (note 2)	(2,125,645)	(69,955)	(2,213,131)	(20,783)	(40)	(130,651)	(1,094)	(28,758)

Net investment income (loss)	(662,975)	(47,414)	613,571	(8,050)	(15)	(45,233)	(1,094)	(7,144)

Proceeds from mutual fund shares sold	55,583,598	648,664	58,800,243	400,920	366	4,357,579	185,137	802,506
Cost of mutual fund shares sold	(58,924,795)	(598,710)	(64,525,715)	(304,601)	(417)	(5,748,785)	(248,199)	(1,084,075)

Realized gain (loss) on investments	(3,341,197)	49,954	(5,725,472)	96,319	(51)	(1,391,206)	(63,062)	(281,569)
Change in unrealized gain (loss) on investments	(117,677,945)	(2,584,170)	(128,608,817)	(784,669)	(1,874)	(5,588,713)	(28,282)	(2,564,214)

Net gain (loss) on investments	(121,019,142)	(2,534,216)	(134,334,289)	(688,350)	(1,925)	(6,979,919)	(91,344)	(2,845,783)

Reinvested capital gains	37,116,005	805,965	31,797,048	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,566,112)	(1,775,665)	(101,923,670)	(533,909)	(1,940)	(7,025,152)	(92,438)	(2,852,927)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1
Reinvested dividends	$23,668	-	-	-	-	968,697	7,266,822	25,040
Mortality and expense risk charges (note 2)	(6,724)	(13,920)	(91,472)	(6,268)	(174,889)	(594,977)	(1,248,552)	(4,151)

Net investment income (loss)	16,944	(13,920)	(91,472)	(6,268)	(174,889)	373,720	6,018,270	20,889

Proceeds from mutual fund shares sold	780,247	314,893	9,652,272	52,616	8,581,995	34,303,047	50,452,710	642,884
Cost of mutual fund shares sold	(792,450)	(334,789)	(10,471,818)	(61,841)	(9,370,761)	(41,332,964)	(56,483,363)	(767,141)

Realized gain (loss) on investments	(12,203)	(19,896)	(819,546)	(9,225)	(788,766)	(7,029,917)	(6,030,653)	(124,257)
Change in unrealized gain (loss) on investments	(18,277)	(949,061)	(5,579,673)	(291,285)	(8,476,873)	(15,913,348)	(23,892,052)	(226,268)

Net gain (loss) on investments	(30,480)	(968,957)	(6,399,219)	(300,510)	(9,265,639)	(22,943,265)	(29,922,705)	(350,525)

Reinvested capital gains	-	174,368	992,395	86,636	2,532,001	645,408	2,448,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,536)	(808,509)	(5,498,296)	(220,142)	(6,908,527)	(21,924,137)	(21,455,564)	(329,636)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$313,763	28	-	438,561	37,111	-	111,738	347,047
Mortality and expense risk charges (note 2)	(716,069)	(82,341)	(1,287,791)	(1,074,718)	(49,377)	(23,803)	(128,603)	(2,659,969)

Net investment income (loss)	(402,306)	(82,313)	(1,287,791)	(636,157)	(12,266)	(23,803)	(16,865)	(2,312,922)

Proceeds from mutual fund shares sold	18,403,515	10,668,550	35,902,770	37,219,277	2,179,544	5,203,753	13,092,968	67,214,654
Cost of mutual fund shares sold	(10,803,289)	(12,697,418)	(21,556,877)	(42,172,789)	(2,759,008)	(5,745,440)	(12,865,007)	(47,615,285)

Realized gain (loss) on investments	7,600,226	(2,028,868)	14,345,893	(4,953,512)	(579,464)	(541,687)	227,961	19,599,369
Change in unrealized gain (loss) on investments	(35,517,706)	(261,229)	(73,525,161)	(66,411,465)	(1,680,926)	(463,129)	(3,897,532)	(140,675,586)

Net gain (loss) on investments	(27,917,480)	(2,290,097)	(59,179,268)	(71,364,977)	(2,260,390)	(1,004,816)	(3,669,571)	(121,076,217)

Reinvested capital gains	2,150,220	91	-	13,838,171	8,072	51,557	382,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,169,566)	(2,372,319)	(60,467,059)	(58,162,963)	(2,264,584)	(977,062)	(3,304,391)	(123,389,139)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	OVCAFS	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC
Investment Activity:
Reinvested dividends	$-	2,374,361	1,815,847	61,656	106,103	62,431	7,100	47,646
Mortality and expense risk charges (note 2)	(91,399)	(1,780,031)	(1,321,839)	(85,442)	(25,677)	(9,179)	(1,204)	(108,459)

Net investment income (loss)	(91,399)	594,330	494,008	(23,786)	80,426	53,252	5,896	(60,813)

Proceeds from mutual fund shares sold	1,002,592	40,136,892	35,873,079	1,083,220	3,392,351	611,020	16,352	6,950,704
Cost of mutual fund shares sold	(687,247)	(34,856,566)	(21,771,984)	(622,967)	(4,574,701)	(798,778)	(22,315)	(9,034,605)

Realized gain (loss) on investments	315,345	5,280,326	14,101,095	460,253	(1,182,350)	(187,758)	(5,963)	(2,083,901)
Change in unrealized gain (loss) on investments	(3,066,026)	(89,026,528)	(76,182,265)	(3,067,304)	(606,013)	(485,159)	(90,139)	(2,608,008)

Net gain (loss) on investments	(2,750,681)	(83,746,202)	(62,081,170)	(2,607,051)	(1,788,363)	(672,917)	(96,102)	(4,691,909)

Reinvested capital gains	-	10,452,940	7,978,626	330,617	-	-	-	529,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,842,080)	(72,698,932)	(53,608,536)	(2,300,220)	(1,707,937)	(619,665)	(90,206)	(4,223,670)

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB
Investment Activity:
Reinvested dividends	$434	3,161,993	84,806	-	317,073	23,083	64,652	386
Mortality and expense risk charges (note 2)	(2,079)	(2,273,592)	(108,849)	(1,092,629)	(109,189)	(7,265)	(15,657)	(231)

Net investment income (loss)	(1,645)	888,401	(24,043)	(1,092,629)	207,884	15,818	48,995	155

Proceeds from mutual fund shares sold	26,644	64,244,677	2,717,415	26,452,269	2,673,892	274,324	374,139	6,710
Cost of mutual fund shares sold	(29,275)	(58,493,026)	(2,272,593)	(20,699,842)	(2,541,243)	(263,156)	(362,936)	(8,362)

Realized gain (loss) on investments	(2,631)	5,751,651	444,822	5,752,427	132,649	11,168	11,203	(1,652)
Change in unrealized gain (loss) on investments	(90,807)	(110,502,352)	(3,775,931)	(62,520,126)	(1,363,229)	(106,613)	(53,680)	(10,806)

Net gain (loss) on investments	(93,438)	(104,750,701)	(3,331,109)	(56,767,699)	(1,230,580)	(95,445)	(42,477)	(12,458)

Reinvested capital gains	9,017	13,739,122	445,757	-	75,957	1,088	36,799	3,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,066)	(90,123,178)	(2,909,395)	(57,860,328)	(946,739)	(78,539)	43,317	(8,986)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$17,235	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,776)	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Net investment income (loss)	11,459	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Proceeds from mutual fund shares sold	80,348	19,705	5,658	45,535	97,844	295,357	126,016	306,056
Cost of mutual fund shares sold	(107,519)	(18,141)	(7,586)	(51,997)	(123,674)	(304,061)	(115,040)	(323,260)

Realized gain (loss) on investments	(27,171)	1,564	(1,928)	(6,462)	(25,830)	(8,704)	10,976	(17,204)
Change in unrealized gain (loss) on investments	(353,287)	(94,274)	(25,537)	(31,348)	(316,763)	(56,918)	(285,507)	(458,862)

Net gain (loss) on investments	(380,458)	(92,710)	(27,465)	(37,810)	(342,593)	(65,622)	(274,531)	(476,066)

Reinvested capital gains	72,227	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(296,772)	(94,809)	(28,108)	(39,127)	(347,404)	(68,164)	(281,161)	(490,452)

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR
Investment Activity:
Reinvested dividends	$-	-	17,650	457,662	470,306	467,971	673	-
Mortality and expense risk charges (note 2)	(154)	(78)	(202,742)	(270,824)	(148,409)	(651,700)	(2,684)	(272,226)

Net investment income (loss)	(154)	(78)	(185,092)	186,838	321,897	(183,729)	(2,011)	(272,226)

Proceeds from mutual fund shares sold	1,178	1,284	6,035,406	6,745,424	4,663,889	19,354,765	46,339	19,469,223
Cost of mutual fund shares sold	(1,579)	(1,317)	(6,274,759)	(9,060,539)	(4,707,358)	(14,564,311)	(42,682)	(31,156,237)

Realized gain (loss) on investments	(401)	(33)	(239,353)	(2,315,115)	(43,469)	4,790,454	3,657	(11,687,014)
Change in unrealized gain (loss) on investments	(6,050)	(1,645)	(9,414,343)	(7,849,625)	(382,396)	(28,592,087)	(61,769)	(23,890,893)

Net gain (loss) on investments	(6,451)	(1,678)	(9,653,696)	(10,164,740)	(425,865)	(23,801,633)	(58,112)	(35,577,907)

Reinvested capital gains	-	-	-	663,399	-	-	-	14,938,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,605)	(1,756)	(9,838,788)	(9,314,503)	(103,968)	(23,985,362)	(60,123)	(20,911,926)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM
Investment Activity:
Reinvested dividends	$-	193,285	77,256	3,778	312,265	448,953	50,446	1,274,373
Mortality and expense risk charges (note 2)	(290,400)	(582,358)	(257,327)	(36,367)	(236,828)	(116,318)	(20,362)	(213,177)

Net investment income (loss)	(290,400)	(389,073)	(180,071)	(32,589)	75,437	332,635	30,084	1,061,196

Proceeds from mutual fund shares sold	8,782,300	30,192,782	9,291,395	225,336	3,387,353	10,138,539	309,868	6,493,248
Cost of mutual fund shares sold	(9,004,912)	(29,371,538)	(5,101,163)	(166,181)	(2,630,770)	(11,434,144)	(341,898)	(7,818,788)

Realized gain (loss) on investments	(222,612)	821,244	4,190,232	59,155	756,583	(1,295,605)	(32,030)	(1,325,540)
Change in unrealized gain (loss) on investments	(37,350,529)	(31,674,577)	(19,629,831)	(1,239,974)	(7,069,165)	(306,788)	(147,097)	(3,434,427)

Net gain (loss) on investments	(37,573,141)	(30,853,333)	(15,439,599)	(1,180,819)	(6,312,582)	(1,602,393)	(179,127)	(4,759,967)

Reinvested capital gains	14,422,780	8,659,750	4,230,495	-	766,923	-	-	735,547

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,440,761)	(22,582,656)	(11,389,175)	(1,213,408)	(5,470,222)	(1,269,758)	(149,043)	(2,963,224)

	MSVMG	MSVRE	VYDS	SVOF
Investment Activity:
Reinvested dividends	$151,749	5,657,383	73,104	2,118,169
Mortality and expense risk charges (note 2)	(224,988)	(2,019,555)	(127,690)	(1,388,201)

Net investment income (loss)	(73,239)	3,637,828	(54,586)	729,968

Proceeds from mutual fund shares sold	13,732,269	56,852,109	3,421,623	32,835,243
Cost of mutual fund shares sold	(15,151,763)	(67,058,042)	(3,184,488)	(27,508,152)

Realized gain (loss) on investments	(1,419,494)	(10,205,933)	237,135	5,327,091
Change in unrealized gain (loss) on investments	(13,899,671)	(123,544,689)	(6,019,549)	(82,256,265)

Net gain (loss) on investments	(15,319,165)	(133,750,622)	(5,782,414)	(76,929,174)

Reinvested capital gains	4,929,728	62,046,801	1,492,039	25,001,571

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,462,676)	(68,065,993)	(4,344,961)	(51,197,635)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVB		AVBV2		AVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$68,923,673	69,006,581	13,761	9,673	(76,813)	(130,016)	(1,795)	(2,319)
Realized gain (loss) on investments	141,760,105	961,343,862	25,860	49,145	(505,362)	1,640,721	3,079	15,770
Change in unrealized gain (loss) on investments	(4,994,288,537)	(513,187,435)	(244,254)	(47,842)	(4,720,063)	(2,009,263)	(78,127)	4,302
Reinvested capital gains	614,502,928	721,563,167	-	-	1,178,385	517,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,169,101,831)	1,238,726,175	(204,633)	10,976	(4,123,853)	18,806	(76,843)	17,753

Equity transactions:
Purchase payments received from contract owners (note 3)	292,474,959	395,145,800	3,722	8,701	65,847	245,091	1,824	8,683
Transfers between funds	-	-	(24,676)	(47,393)	(160,799)	10,276	(18,051)	10,090
Redemptions (note 3)	(2,482,867,821)	(2,791,617,541)	(63,985)	(137,619)	(811,752)	(1,448,681)	(11,799)	(34,332)
Annuity benefits	(6,479,048)	(7,216,159)	-	-	(18,850)	(26,716)	-	-
Contract maintenance charges (note 2)	(324,720)	(324,947)	-	-	(35)	(17)	-	-
Contingent deferred sales charges (note 2)	(8,501,724)	(14,192,307)	(37)	(2,203)	(5,607)	(26,967)	(297)	(1,063)
Adjustments to maintain reserves	397,026	(28,163)	(32)	19	722	(11,894)	(14)	(43)

Net equity transactions	(2,205,301,328)	(2,418,233,317)	(85,008)	(178,495)	(930,474)	(1,258,908)	(28,337)	(16,665)

Net change in contract owners’ equity	(6,374,403,159)	(1,179,507,142)	(289,641)	(167,519)	(5,054,327)	(1,240,102)	(105,180)	1,088
Contract owners’ equity beginning of period	14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	190,381	189,293

Contract owners’ equity end of period	$7,651,606,707	14,026,009,866	302,629	592,270	3,773,176	8,827,503	85,201	190,381

CHANGES IN UNITS:
Beginning units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	14,793	16,225
Units purchased	329,568,328	338,899,951	4,343	795	506,128	242,220	564	1,600
Units redeemed	(482,949,152)	(473,121,278)	(12,707)	(15,995)	(552,476)	(341,647)	(3,683)	(3,032)

Ending units	721,371,476	874,752,300	43,568	51,932	642,858	689,206	11,674	14,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCA2		AVCD2		AVGI		AVCE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(26,594)	(31,664)	(30,464)	(64,839)	1,749	(1,498)	4,059	(17,825)
Realized gain (loss) on investments	(35,588)	352,150	(769,547)	376,429	7,638	17,878	5,077	43,117
Change in unrealized gain (loss) on investments	(806,991)	(163,703)	(916,556)	(608,369)	(179,854)	21,571	(523,309)	80,598
Reinvested capital gains	-	-	274,055	353,722	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,173)	156,783	(1,442,512)	56,943	(170,467)	37,951	(514,173)	105,890

Equity transactions:
Purchase payments received from contract owners (note 3)	28,648	128,418	26,961	131,910	1,761	26,897	10,252	2,009
Transfers between funds	281,795	252,625	(903,208)	1,987,994	13,331	(140)	260,202	(65,862)
Redemptions (note 3)	(395,515)	(280,971)	(604,173)	(861,091)	(171,051)	(41,931)	(195,178)	(211,234)
Annuity benefits	(10,188)	(6,240)	(9,283)	(12,749)	-	-	-	-
Contract maintenance charges (note 2)	(11)	(9)	(45)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,332)	(4,574)	(4,106)	(3,851)	(302)	(8)	(1,656)	(1,725)
Adjustments to maintain reserves	(101)	2	121	75	(9)	(29)	(13)	(129)

Net equity transactions	(96,704)	89,251	(1,493,733)	1,242,251	(156,270)	(15,211)	73,607	(276,941)

Net change in contract owners’ equity	(965,877)	246,034	(2,936,245)	1,299,194	(326,737)	22,740	(440,566)	(171,051)
Contract owners’ equity beginning of period	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844	1,696,260	1,867,311

Contract owners’ equity end of period	$1,089,134	2,055,011	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260

CHANGES IN UNITS:
Beginning units	161,870	157,478	344,231	240,855	45,118	46,417	148,885	173,478
Units purchased	72,713	120,159	82,765	973,099	1,257	1,888	39,735	2,230
Units redeemed	(80,993)	(115,767)	(232,433)	(869,723)	(14,973)	(3,187)	(27,273)	(26,823)

Ending units	153,590	161,870	194,563	344,231	31,402	45,118	161,347	148,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVHS		IVRE		AVLCG		ALVGIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(773)	(641)	14,469	16,103	(5,607)	(5,712)	(1,071)	(22,752)
Realized gain (loss) on investments	3,142	543	(90,881)	12,780	12,899	9,124	(96,205)	306,567
Change in unrealized gain (loss) on investments	(43,543)	5,927	(126,275)	(105,430)	(210,842)	58,209	(1,648,837)	(363,909)
Reinvested capital gains	20,469	-	28,017	46,053	-	-	449,753	194,260

Net increase (decrease) in contract owners’ equity resulting from operations	(20,705)	5,829	(174,670)	(30,494)	(203,550)	61,621	(1,296,360)	114,166

Equity transactions:
Purchase payments received from contract owners (note 3)	24,077	15,137	50,179	35,703	3,788	29,694	25,292	21,858
Transfers between funds	21,980	7,426	(86,469)	456,882	(1,012)	54,096	(164,505)	(612,926)
Redemptions (note 3)	(18,183)	(1,896)	(71,123)	(72,204)	(26,703)	(58,160)	(376,657)	(268,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(25)	(126)	(69)	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(451)	(587)	(1)	(171)	(5,488)	(3,446)
Adjustments to maintain reserves	13	(8)	(174)	(6,044)	(52)	4	157	(1,382)

Net equity transactions	27,796	20,634	(108,164)	413,681	(23,980)	25,463	(521,201)	(864,054)

Net change in contract owners’ equity	7,091	26,463	(282,834)	383,187	(227,530)	87,084	(1,817,561)	(749,888)
Contract owners’ equity beginning of period	72,864	46,401	494,841	111,654	541,476	454,392	3,355,423	4,105,311

Contract owners’ equity end of period	$79,955	72,864	212,007	494,841	313,946	541,476	1,537,862	3,355,423

CHANGES IN UNITS:
Beginning units	6,191	4,361	41,195	8,689	46,389	44,482	246,507	310,719
Units purchased	6,812	2,104	19,258	53,121	6,852	7,351	7,022	12,418
Units redeemed	(3,381)	(274)	(28,188)	(20,615)	(9,027)	(5,444)	(60,036)	(76,630)

Ending units	9,622	6,191	32,265	41,195	44,214	46,389	193,493	246,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVPGB		ALVSVB		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43,769)	(59,439)	(65,484)	(64,001)	1,121,093	1,420,947	50	(9,761)
Realized gain (loss) on investments	122,960	224,513	(559,134)	777,119	6,439,803	16,516,780	166,996	304,934
Change in unrealized gain (loss) on investments	(1,292,206)	187,300	(2,477,429)	(1,049,780)	(69,775,284)	(18,484,012)	(1,552,658)	(357,821)
Reinvested capital gains	-	-	403,989	358,138	14,770,934	-	321,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,015)	352,374	(2,698,058)	21,476	(47,443,454)	(546,285)	(1,063,852)	(62,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,795	8,400	48,530	81,278	2,486,899	2,781,657	24,678	42,534
Transfers between funds	(164,093)	(330,579)	2,715,617	(435,016)	(9,168,837)	(13,558,504)	(140,298)	(189,631)
Redemptions (note 3)	(243,246)	(221,057)	(490,608)	(977,617)	(25,386,765)	(37,768,191)	(681,168)	(345,540)
Annuity benefits	-	-	(2,702)	(2,267)	(37,362)	(54,214)	(414)	(449)
Contract maintenance charges (note 2)	-	-	-	-	(5,308)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(930)	(1,906)	(3,979)	(20,047)	(59,009)	(120,484)	(7,167)	(6,191)
Adjustments to maintain reserves	(48)	(96)	29	592	1,121	1,247	3,486	(603)

Net equity transactions	(384,522)	(545,238)	2,266,887	(1,353,077)	(32,169,261)	(48,724,595)	(800,883)	(499,880)

Net change in contract owners’ equity	(1,597,537)	(192,864)	(431,171)	(1,331,601)	(79,612,715)	(49,270,880)	(1,864,735)	(562,528)
Contract owners’ equity beginning of period	3,233,536	3,426,400	4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673

Contract owners’ equity end of period	$1,635,999	3,233,536	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145

CHANGES IN UNITS:
Beginning units	261,646	309,329	301,006	386,718	9,788,983	12,795,441	265,462	300,974
Units purchased	15,224	5,585	659,854	23,414	1,186,624	1,578,485	16,174	12,489
Units redeemed	(52,837)	(53,268)	(412,751)	(109,126)	(3,627,181)	(4,584,943)	(88,807)	(48,001)

Ending units	224,033	261,646	548,109	301,006	7,348,426	9,788,983	192,829	265,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,683,385	1,610,066	(136,045)	(377,437)	(173,150)	(374,333)	(144,367)	(77,892)
Realized gain (loss) on investments	(981,742)	(406,105)	5,436,477	12,599,245	6,830,732	8,738,200	(3,260,035)	540,182
Change in unrealized gain (loss) on investments	(5,011,522)	2,640,419	(45,224,268)	2,644,629	(41,306,793)	3,186,956	(1,609,587)	(1,405,711)
Reinvested capital gains	-	-	6,207,427	-	5,399,322	-	-	140,936

Net increase (decrease) in contract owners’ equity resulting from operations	(3,309,879)	3,844,380	(33,716,409)	14,866,437	(29,249,889)	11,550,823	(5,013,989)	(802,485)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,304,846	1,470,804	418,055	413,357	1,548,619	1,699,054	428,864	675,795
Transfers between funds	32,904,974	3,189,944	(4,302,270)	(5,908,576)	(6,080,151)	(1,497,672)	4,827,439	7,281,059
Redemptions (note 3)	(17,463,775)	(7,126,153)	(13,754,018)	(23,413,266)	(9,422,672)	(12,077,479)	(2,530,068)	(2,183,440)
Annuity benefits	(116,264)	(105,876)	(20,432)	(24,185)	(3,878)	(2,197)	-	-
Contract maintenance charges (note 2)	(642)	(399)	(2,258)	(2,569)	(847)	(896)	(495)	(298)
Contingent deferred sales charges (note 2)	(41,680)	(25,066)	(12,179)	(47,296)	(35,610)	(58,094)	(7,328)	(12,065)
Adjustments to maintain reserves	8,144	(4,920)	2,319	2,616	169	2,689	(359)	(42)

Net equity transactions	16,595,603	(2,601,666)	(17,670,783)	(28,979,919)	(13,994,370)	(11,934,595)	2,718,053	5,761,009

Net change in contract owners’ equity	13,285,724	1,242,714	(51,387,192)	(14,113,482)	(43,244,259)	(383,772)	(2,295,936)	4,958,524
Contract owners’ equity beginning of period	53,599,707	52,356,993	87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606

Contract owners’ equity end of period	$66,885,431	53,599,707	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130

CHANGES IN UNITS:
Beginning units	4,431,444	4,707,380	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275
Units purchased	6,736,141	2,021,986	268,574	680,755	708,348	990,345	2,670,828	1,534,504
Units redeemed	(5,441,234)	(2,297,922)	(1,383,716)	(2,293,973)	(1,682,872)	(1,699,412)	(2,521,521)	(1,060,532)

Ending units	5,726,351	4,431,444	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV2		ACVU1		ACVU2		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,966)	(2,684)	(94,521)	(138,028)	(25,716)	(31,674)	3,818,200	2,153,291
Realized gain (loss) on investments	(8,381)	19,751	(74,475)	396,143	11,343	168,623	(15,635,052)	34,159,717
Change in unrealized gain (loss) on investments	(82,441)	(51,868)	(5,487,492)	1,650,422	(963,949)	158,181	(110,623,679)	(99,697,993)
Reinvested capital gains	-	2,217	1,367,195	-	228,647	-	37,750,498	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	(95,788)	(32,584)	(4,289,293)	1,908,537	(749,675)	295,130	(84,690,033)	(23,014,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,168	269,753	146,501	477,874	475	24	5,654,385	8,713,861
Transfers between funds	(4,495)	109,069	(7,319,017)	4,932,437	30,087	(41,450)	(31,590,460)	(54,325,120)
Redemptions (note 3)	(10,082)	(20,335)	(1,476,252)	(1,963,103)	(111,126)	(328,100)	(56,632,902)	(79,379,249)
Annuity benefits	(28,075)	(25,157)	(11,579)	(14,327)	-	-	(92,165)	(133,655)
Contract maintenance charges (note 2)	(20)	-	(391)	(438)	-	-	(6,685)	(7,110)
Contingent deferred sales charges (note 2)	(137)	(677)	(7,088)	(19,141)	(1,187)	(5,868)	(196,269)	(476,095)
Adjustments to maintain reserves	60	350	52	(363)	(9)	(82)	58,530	(33,430)

Net equity transactions	(10,581)	333,003	(8,667,774)	3,412,939	(81,760)	(375,476)	(82,805,566)	(125,640,798)

Net change in contract owners’ equity	(106,369)	300,419	(12,957,067)	5,321,476	(831,435)	(80,346)	(167,495,599)	(148,654,943)
Contract owners’ equity beginning of period	416,040	115,621	17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138

Contract owners’ equity end of period	$309,671	416,040	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195

CHANGES IN UNITS:
Beginning units	32,641	8,750	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492
Units purchased	4,524	26,452	163,229	861,933	9,790	17,917	3,612,681	3,443,763
Units redeemed	(4,380)	(2,561)	(940,311)	(615,185)	(18,540)	(54,062)	(8,258,848)	(9,299,017)

Ending units	32,785	32,641	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV2		ACVVS1		ACVVS2		BBCMAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,625	(31,633)	(185,543)	(174,389)	(7,165)	(1,970)	(640)	26,207
Realized gain (loss) on investments	(225,933)	352,729	(4,643,783)	1,921,676	(1,703)	2,126	23,632	94,238
Change in unrealized gain (loss) on investments	(2,455,562)	(1,577,676)	(6,940,815)	2,241,451	(277,587)	31,435	(987,215)	(325,702)
Reinvested capital gains	791,520	709,770	937,197	-	22,132	-	315,512	223,785

Net increase (decrease) in contract owners’ equity resulting from operations	(1,856,350)	(546,810)	(10,832,944)	3,988,738	(264,323)	31,591	(648,711)	18,528

Equity transactions:
Purchase payments received from contract owners (note 3)	44,481	116,466	426,825	280,469	77,541	351,617	81,282	71,816
Transfers between funds	(512,992)	(153,734)	(12,293,933)	29,178,951	42,087	67,507	(211,732)	(13)
Redemptions (note 3)	(783,216)	(801,363)	(2,732,253)	(2,401,725)	(9,641)	(2,154)	(329,680)	(265,561)
Annuity benefits	-	-	-	-	(31,736)	(4,718)	-	-
Contract maintenance charges (note 2)	-	-	(377)	(50)	(5)	-	-	-
Contingent deferred sales charges (note 2)	(6,538)	(12,426)	(10,015)	(7,420)	-	-	(833)	(1,548)
Adjustments to maintain reserves	(61)	(154)	(167)	(303)	(77)	129	(58)	(61)

Net equity transactions	(1,258,326)	(851,211)	(14,609,920)	27,049,922	78,169	412,381	(461,021)	(195,367)

Net change in contract owners’ equity	(3,114,676)	(1,398,021)	(25,442,864)	31,038,660	(186,154)	443,972	(1,109,732)	(176,839)
Contract owners’ equity beginning of period	7,328,653	8,726,674	31,504,187	465,527	460,497	16,525	1,993,781	2,170,620

Contract owners’ equity end of period	$4,213,977	7,328,653	6,061,323	31,504,187	274,343	460,497	884,049	1,993,781

CHANGES IN UNITS:
Beginning units	539,862	597,711	2,287,313	46,824	27,543	1,368	152,662	167,149
Units purchased	22,033	29,771	2,378,316	5,894,147	8,329	26,598	7,786	5,279
Units redeemed	(130,091)	(87,620)	(3,776,063)	(3,653,658)	(3,138)	(423)	(49,467)	(19,766)

Ending units	431,804	539,862	889,566	2,287,313	32,734	27,543	110,981	152,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BBGI		BBLCG		BBCA		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,001	37,773	-	(448)	(32,507)	(47,017)	12,041	(29,478)
Realized gain (loss) on investments	42,097	418,504	-	68,028	398,820	180,824	80,869	206,035
Change in unrealized gain (loss) on investments	(2,360,377)	(1,477,545)	-	(350,529)	(2,399,080)	483,689	(1,098,985)	(293,526)
Reinvested capital gains	715,977	630,056	-	319,189	445,954	362,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,594,302)	(391,212)	-	36,240	(1,586,813)	979,965	(1,006,075)	(116,969)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,947	38,330	-	1,276	21,498	55,772	12,444	12,923
Transfers between funds	(841,233)	1,472,929	-	(1,611,457)	(657,558)	(97,330)	(120,617)	(140,860)
Redemptions (note 3)	(560,500)	(554,545)	-	(52,212)	(498,807)	(241,113)	(435,050)	(383,420)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(37)	(47)
Contingent deferred sales charges (note 2)	(2,570)	(8,582)	-	(1,677)	(2,140)	(3,036)	(88)	(226)
Adjustments to maintain reserves	(101)	(10,640)	-	269	(53)	(40)	(217)	(52)

Net equity transactions	(1,379,457)	937,492	-	(1,663,801)	(1,137,060)	(285,747)	(543,565)	(511,682)

Net change in contract owners’ equity	(2,973,759)	546,280	-	(1,627,561)	(2,723,873)	694,218	(1,549,640)	(628,651)
Contract owners’ equity beginning of period	5,067,332	4,521,052	-	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525

Contract owners’ equity end of period	$2,093,573	5,067,332	-	-	1,112,358	3,836,231	963,234	2,512,874

CHANGES IN UNITS:
Beginning units	393,076	325,009	-	170,035	194,644	212,034	189,766	225,532
Units purchased	14,194	121,136	-	160	9,058	6,329	489	659
Units redeemed	(145,643)	(53,069)	-	(170,195)	(86,267)	(23,719)	(52,768)	(36,425)

Ending units	261,627	393,076	-	-	117,435	194,644	137,487	189,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DELS		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,440	1,807	122,868	20,729	-	(7,631)	(125,641)	(419,255)
Realized gain (loss) on investments	393,153	961,017	(219,773)	1,750,843	-	(125,639)	(7,963,777)	3,352,354
Change in unrealized gain (loss) on investments	(2,977,267)	152,569	(3,569,481)	(3,638,075)	-	(36,668)	(12,699,776)	(5,558,515)
Reinvested capital gains	-	-	617,366	2,077,602	-	177,599	5,358,539	2,261,700

Net increase (decrease) in contract owners’ equity resulting from operations	(2,549,674)	1,115,393	(3,049,020)	211,099	-	7,661	(15,430,655)	(363,716)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,970	16,865	86,986	181,343	-	2,915	835,527	1,237,365
Transfers between funds	(181,321)	(356,442)	(469,686)	(939,372)	-	(1,336,257)	8,349,445	(8,092,633)
Redemptions (note 3)	(852,767)	(1,763,013)	(1,221,330)	(3,745,145)	-	(49,821)	(5,875,077)	(8,285,927)
Annuity benefits	(1,647)	(3,686)	-	-	-	-	(40,073)	(51,123)
Contract maintenance charges (note 2)	(44)	(51)	(171)	(193)	-	-	(1,630)	(1,651)
Contingent deferred sales charges (note 2)	(93)	(517)	(1,361)	(1,840)	-	(920)	(30,024)	(54,360)
Adjustments to maintain reserves	(284)	221	(57)	(76)	-	(48)	(1,641)	2,274

Net equity transactions	(1,026,186)	(2,106,623)	(1,605,619)	(4,505,283)	-	(1,384,131)	3,236,527	(15,246,055)

Net change in contract owners’ equity	(3,575,860)	(991,230)	(4,654,639)	(4,294,184)	-	(1,376,470)	(12,194,128)	(15,609,771)
Contract owners’ equity beginning of period	6,863,280	7,854,510	9,298,560	13,592,744	-	1,376,470	42,299,009	57,908,780

Contract owners’ equity end of period	$3,287,420	6,863,280	4,643,921	9,298,560	-	-	30,104,881	42,299,009

CHANGES IN UNITS:
Beginning units	429,076	566,655	537,328	791,274	-	101,828	2,832,247	3,827,015
Units purchased	1,727	2,709	22,416	90,718	-	1,561	2,592,774	858,338
Units redeemed	(79,064)	(140,288)	(135,292)	(344,664)	-	(103,389)	(2,468,598)	(1,853,106)

Ending units	351,739	429,076	424,452	537,328	-	-	2,956,423	2,832,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DCAPS		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,686,447	4,038,401	768,441	540,430	(3,310)	(17,629)	(1,584)	(4,209)
Realized gain (loss) on investments	10,838,931	29,203,434	2,752,566	11,774,366	104,282	258,187	(3,156)	3,995
Change in unrealized gain (loss) on investments	(242,978,746)	1,988,057	(37,321,094)	(5,533,266)	(1,329,441)	(71,823)	(108,755)	(127,018)
Reinvested capital gains	-	-	6,302,421	-	217,910	-	20,497	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	(227,453,368)	35,229,892	(27,497,666)	6,781,530	(1,010,559)	168,735	(92,998)	(64,467)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,522,878	16,832,892	1,791,713	1,915,852	5,186	59,474	3,137	30,350
Transfers between funds	(31,240,208)	(51,522,210)	(3,207,647)	(10,070,227)	(156,286)	(313,264)	(231,987)	(2,689)
Redemptions (note 3)	(109,927,248)	(165,777,916)	(15,870,228)	(22,712,531)	(251,424)	(307,546)	(8,151)	(7,233)
Annuity benefits	(182,766)	(226,605)	(74,965)	(88,596)	-	-	-	-
Contract maintenance charges (note 2)	(31,323)	(36,121)	(4,389)	(4,678)	-	-	-	-
Contingent deferred sales charges (note 2)	(285,265)	(575,752)	(35,531)	(81,449)	(2,996)	(3,240)	(122)	(122)
Adjustments to maintain reserves	3,798	(4,361)	3,057	732	(74)	(104)	(41)	(3)

Net equity transactions	(128,140,134)	(201,310,073)	(17,397,990)	(31,040,897)	(405,594)	(564,680)	(237,164)	20,303

Net change in contract owners’ equity	(355,593,502)	(166,080,181)	(44,895,656)	(24,259,367)	(1,416,153)	(395,945)	(330,162)	(44,164)
Contract owners’ equity beginning of period	690,786,804	856,866,985	103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921

Contract owners’ equity end of period	$335,193,302	690,786,804	58,929,821	103,825,477	2,082,345	3,498,498	123,595	453,757

CHANGES IN UNITS:
Beginning units	44,544,149	57,892,321	6,500,979	8,535,184	281,395	328,325	42,914	41,384
Units purchased	6,241,546	7,769,555	1,453,038	990,536	7,364	6,687	630	2,328
Units redeemed	(16,248,571)	(21,117,727)	(2,670,654)	(3,024,741)	(45,712)	(53,617)	(26,099)	(798)

Ending units	34,537,124	44,544,149	5,283,363	6,500,979	243,047	281,395	17,445	42,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FALFS		FCA2S		FHIBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,258	1,094	(1,611)	(3,910)	(16,327)	(14,773)	304,658	292,821
Realized gain (loss) on investments	21,101	15,053	(62,252)	17,307	57,582	75,394	(306,216)	(64,522)
Change in unrealized gain (loss) on investments	(270,718)	(66,734)	(168,143)	(147,651)	(362,868)	23,990	(1,125,283)	(175,369)
Reinvested capital gains	77,762	63,897	89,742	66,416	19,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,597)	13,310	(142,264)	(67,838)	(301,898)	84,611	(1,126,841)	52,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	694	771	12,600	17,083	162,916	52,160
Transfers between funds	(92,223)	-	(121,245)	(57,876)	(59,572)	(62,835)	(441,166)	(250,546)
Redemptions (note 3)	(12,026)	(9,935)	(23,583)	(13,563)	(106,954)	(82,609)	(499,554)	(357,331)
Annuity benefits	-	-	-	-	-	-	(158)	(148)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(199)	(130)	(112)	(276)	(1,596)	(1,480)	(4,887)	(3,596)
Adjustments to maintain reserves	2	398	(2)	(36)	(85)	(13)	153	(313)

Net equity transactions	(104,446)	(9,667)	(144,248)	(70,980)	(155,607)	(129,854)	(782,696)	(559,774)

Net change in contract owners’ equity	(271,043)	3,643	(286,512)	(138,818)	(457,505)	(45,243)	(1,909,537)	(506,844)
Contract owners’ equity beginning of period	506,713	503,070	488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221

Contract owners’ equity end of period	$235,670	506,713	201,610	488,122	612,911	1,070,416	2,717,840	4,627,377

CHANGES IN UNITS:
Beginning units	26,630	27,160	43,489	49,357	84,547	94,849	339,327	381,404
Units purchased	-	-	1,567	1,415	1,835	2,993	108,880	108,684
Units redeemed	(6,599)	(530)	(17,107)	(7,283)	(16,261)	(13,295)	(174,813)	(150,761)

Ending units	20,031	26,630	27,949	43,489	70,121	84,547	273,394	339,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVMOS		FQB		FQBS		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,929	305	8,691,466	9,195,488	237,078	251,688	4,212,550	2,554,331
Realized gain (loss) on investments	(492,075)	(23,092)	(6,085,171)	(376,559)	(184,414)	(68,337)	(3,024,534)	36,448,640
Change in unrealized gain (loss) on investments	10,775	(24,072)	(19,282,293)	1,071,128	(744,969)	96,063	(236,726,233)	(84,991,989)
Reinvested capital gains	-	-	-	-	-	-	514,978	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	(453,371)	(46,859)	(16,675,998)	9,890,057	(692,305)	279,414	(235,023,239)	8,035,684

Equity transactions:
Purchase payments received from contract owners (note 3)	81,430	106,793	3,948,044	4,917,921	122,715	70,469	8,640,362	12,521,860
Transfers between funds	4,875,506	317,013	(15,349,255)	(3,807,060)	(524,514)	(204,952)	(43,293,206)	(49,371,783)
Redemptions (note 3)	(1,097,378)	(319,675)	(46,276,545)	(43,202,775)	(999,123)	(908,132)	(100,584,300)	(138,499,789)
Annuity benefits	-	-	(100,308)	(104,918)	(656)	(554)	(185,994)	(266,993)
Contract maintenance charges (note 2)	(34)	(13)	(2,325)	(2,267)	-	-	(9,106)	(10,007)
Contingent deferred sales charges (note 2)	(8,545)	(44)	(165,236)	(243,353)	(11,202)	(13,876)	(259,592)	(568,511)
Adjustments to maintain reserves	(717)	(58)	(9,312)	7,285	2,401	(630)	23,002	73,443

Net equity transactions	3,850,262	104,016	(57,954,937)	(42,435,167)	(1,410,379)	(1,057,675)	(135,668,834)	(176,121,780)

Net change in contract owners’ equity	3,396,891	57,157	(74,630,935)	(32,545,110)	(2,102,684)	(778,261)	(370,692,073)	(168,086,096)
Contract owners’ equity beginning of period	1,223,240	1,166,083	235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456

Contract owners’ equity end of period	$4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010	267,087,287	637,779,360

CHANGES IN UNITS:
Beginning units	121,945	113,120	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858
Units purchased	1,281,853	239,235	4,366,048	3,270,121	46,338	47,359	4,868,023	6,121,347
Units redeemed	(934,672)	(230,410)	(8,706,792)	(6,425,044)	(173,005)	(140,296)	(14,396,008)	(15,821,239)

Ending units	469,126	121,945	12,428,184	16,768,928	606,570	733,237	26,543,981	36,071,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2		FGS		FG2		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,913	(53,081)	(1,441,040)	(2,228,723)	(62,627)	(81,802)	5,570,251	7,835,048
Realized gain (loss) on investments	187,703	1,155,429	19,074,895	17,271,570	325,393	655,985	(5,039,902)	2,510,773
Change in unrealized gain (loss) on investments	(6,308,647)	(2,386,753)	(188,540,707)	80,606,095	(3,061,729)	629,579	(23,551,722)	(6,673,122)
Reinvested capital gains	12,641	1,302,143	-	350,443	-	3,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,390)	17,738	(170,906,852)	95,999,385	(2,798,963)	1,207,446	(23,021,373)	3,672,699

Equity transactions:
Purchase payments received from contract owners (note 3)	100,407	197,401	6,532,243	7,293,261	15,524	70,742	327,535	1,785,096
Transfers between funds	(588,782)	(1,113,334)	(32,372,231)	(10,197,452)	358,839	(450,793)	(13,012,388)	(59,267,618)
Redemptions (note 3)	(1,556,124)	(1,332,582)	(67,408,379)	(93,739,500)	(641,298)	(656,962)	(22,341,873)	(35,930,478)
Annuity benefits	-	-	(124,996)	(114,156)	-	-	(38,660)	(48,241)
Contract maintenance charges (note 2)	-	-	(16,062)	(17,295)	-	-	(2,073)	(2,479)
Contingent deferred sales charges (note 2)	(18,948)	(22,133)	(157,310)	(312,515)	(10,663)	(12,426)	(41,792)	(115,336)
Adjustments to maintain reserves	(58)	(302)	(3,613)	11,565	(32)	(239)	857	979

Net equity transactions	(2,063,505)	(2,270,950)	(93,550,348)	(97,076,092)	(277,630)	(1,049,678)	(35,108,394)	(93,578,077)

Net change in contract owners’ equity	(8,141,895)	(2,253,212)	(264,457,200)	(1,076,707)	(3,076,593)	157,768	(58,129,767)	(89,905,378)
Contract owners’ equity beginning of period	15,223,234	17,476,446	428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312

Contract owners’ equity end of period	$7,081,339	15,223,234	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

CHANGES IN UNITS:
Beginning units	1,101,407	1,257,321	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694
Units purchased	66,399	57,702	3,363,809	7,151,797	66,431	39,302	879,789	4,814,039
Units redeemed	(254,972)	(213,616)	(10,420,406)	(14,259,635)	(97,864)	(133,458)	(4,247,088)	(13,046,842)

Ending units	912,834	1,101,407	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FO2R		FOSR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,627,213	2,420,731	455,400	1,131,429	21,140	120,905	739,962	1,992,856
Realized gain (loss) on investments	(3,985,547)	(628,516)	2,615,156	7,361,712	718,588	994,974	2,547,449	14,657,366
Change in unrealized gain (loss) on investments	(3,827,678)	(2,270,710)	(28,627,790)	(3,942,677)	(6,814,774)	(319,905)	(52,561,281)	(8,463,553)
Reinvested capital gains	-	-	4,945,362	4,126,563	1,139,337	727,488	9,580,938	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,186,012)	(478,495)	(20,611,872)	8,677,027	(4,935,709)	1,523,462	(39,692,932)	15,412,605

Equity transactions:
Purchase payments received from contract owners (note 3)	1,196,954	1,467,582	187,048	146,212	39,091	127,264	1,681,227	3,042,682
Transfers between funds	5,472,674	33,545,959	(1,336,215)	(3,964,124)	(390,493)	(3,163)	(7,164,512)	(4,876,165)
Redemptions (note 3)	(6,203,185)	(4,348,052)	(8,074,947)	(12,638,948)	(977,083)	(712,202)	(13,862,852)	(18,834,024)
Annuity benefits	-	-	(18,208)	(25,708)	(196)	(208)	(56,302)	(47,295)
Contract maintenance charges (note 2)	(227)	(78)	(770)	(798)	-	-	(1,550)	(1,636)
Contingent deferred sales charges (note 2)	(18,174)	(13,227)	(9,197)	(24,253)	(9,300)	(6,921)	(62,610)	(101,448)
Adjustments to maintain reserves	(292)	11,831	2,275	3,849	1,964	(530)	2,596	5,451

Net equity transactions	447,750	30,664,015	(9,250,014)	(16,503,770)	(1,336,017)	(595,760)	(19,464,003)	(20,812,435)

Net change in contract owners’ equity	(5,738,262)	30,185,520	(29,861,886)	(7,826,743)	(6,271,726)	927,702	(59,156,935)	(5,399,830)
Contract owners’ equity beginning of period	30,185,520	-	52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499

Contract owners’ equity end of period	$24,447,258	30,185,520	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669

CHANGES IN UNITS:
Beginning units	3,077,761	-	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681
Units purchased	5,259,682	6,979,378	213,270	424,763	53,817	63,854	1,017,722	1,874,697
Units redeemed	(4,977,599)	(3,901,617)	(790,445)	(1,293,314)	(164,628)	(97,687)	(2,320,593)	(3,036,355)

Ending units	3,359,844	3,077,761	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FC2		FIGBS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,093,641)	(3,410,738)	(169,945)	(219,506)	1,960,251	1,760,430	(291,007)	(640,795)
Realized gain (loss) on investments	17,813,085	55,638,212	524,483	1,160,511	(776,301)	(644,233)	1,561,148	2,879,230
Change in unrealized gain (loss) on investments	(342,025,884)	(123,508,728)	(9,186,346)	(3,215,038)	(4,238,529)	723,507	(28,851,921)	9,243,801
Reinvested capital gains	18,511,927	198,370,523	482,988	5,088,027	53,666	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,794,513)	127,089,269	(8,348,820)	2,813,994	(3,000,913)	1,839,704	(27,581,780)	11,482,236

Equity transactions:
Purchase payments received from contract owners (note 3)	13,166,368	19,820,622	65,285	300,440	1,490,364	2,683,968	859,080	709,776
Transfers between funds	(49,376,712)	(33,053,375)	(632,630)	421,425	5,196,393	12,496,952	(884,140)	(3,260,017)
Redemptions (note 3)	(116,263,512)	(165,924,464)	(2,029,992)	(1,570,434)	(15,296,977)	(12,766,010)	(8,708,883)	(13,998,348)
Annuity benefits	(362,496)	(400,657)	(7,115)	(5,649)	(114,537)	(94,354)	(2,789)	(7,065)
Contract maintenance charges (note 2)	(25,000)	(24,778)	-	-	(1,962)	(1,235)	(1,255)	(1,372)
Contingent deferred sales charges (note 2)	(354,218)	(624,114)	(23,673)	(26,135)	(50,881)	(68,052)	(13,083)	(27,830)
Adjustments to maintain reserves	23,573	61,533	37	228	5,414	3,017	45	(127)

Net equity transactions	(153,191,997)	(180,145,233)	(2,628,088)	(880,125)	(8,772,186)	2,254,286	(8,751,025)	(16,584,983)

Net change in contract owners’ equity	(460,986,510)	(53,055,964)	(10,976,908)	1,933,869	(11,773,099)	4,093,990	(36,332,805)	(5,102,747)
Contract owners’ equity beginning of period	815,675,521	868,731,485	20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156

Contract owners’ equity end of period	$354,689,011	815,675,521	9,825,333	20,802,241	54,834,387	66,607,486	19,212,604	55,545,409

CHANGES IN UNITS:
Beginning units	34,126,179	42,459,981	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093
Units purchased	4,747,398	7,484,045	56,044	92,277	2,655,637	3,651,172	1,068,057	863,866
Units redeemed	(12,876,046)	(15,817,847)	(244,332)	(149,822)	(3,414,853)	(3,422,670)	(2,036,517)	(2,304,250)

Ending units	25,997,531	34,126,179	983,215	1,171,503	4,984,533	5,743,749	3,325,249	4,293,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(321,442)	(214,865)	(196,933)	(211,488)	(128,980)	(181,703)	(25,170)	(37,720)
Realized gain (loss) on investments	(3,994,033)	740,316	772,748	1,008,359	(4,292,902)	(86,025)	(254,427)	44,487
Change in unrealized gain (loss) on investments	(19,917,178)	1,503,027	(8,622,741)	(278,986)	(13,916,186)	(2,394,451)	(1,338,765)	(210,336)
Reinvested capital gains	5,975,426	2,557,199	2,176,437	1,380,394	5,056,892	4,362,170	426,394	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	(18,257,227)	4,585,677	(5,870,489)	1,898,279	(13,281,176)	1,699,991	(1,191,968)	108,497

Equity transactions:
Purchase payments received from contract owners (note 3)	1,425,458	1,926,850	141,450	550,779	500,371	1,167,210	5,602	48,288
Transfers between funds	4,330,878	19,498,426	(865,828)	(4,350)	(4,396,007)	(175,347)	(261,324)	(79,574)
Redemptions (note 3)	(6,463,959)	(5,763,293)	(1,326,949)	(896,779)	(4,139,516)	(7,160,626)	(178,582)	(228,538)
Annuity benefits	(223)	(132)	(122,619)	(107,323)	(22,982)	(37,238)	-	-
Contract maintenance charges (note 2)	(1,119)	(574)	(48)	3	(763)	(959)	-	-
Contingent deferred sales charges (note 2)	(29,125)	(17,551)	(17,224)	(7,790)	(21,438)	(36,299)	(1,796)	(4,498)
Adjustments to maintain reserves	999	(1,553)	3,926	(6,060)	3,619	4,707	(13)	(92)

Net equity transactions	(737,091)	15,642,173	(2,187,292)	(471,520)	(8,076,716)	(6,238,552)	(436,113)	(264,414)

Net change in contract owners’ equity	(18,994,318)	20,227,850	(8,057,781)	1,426,759	(21,357,892)	(4,538,561)	(1,628,081)	(155,917)
Contract owners’ equity beginning of period	43,914,425	23,686,575	15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485

Contract owners’ equity end of period	$24,920,107	43,914,425	7,852,247	15,910,028	10,800,856	32,158,748	1,006,487	2,634,568

CHANGES IN UNITS:
Beginning units	3,720,767	2,219,901	688,268	726,383	1,995,932	2,381,904	172,687	189,220
Units purchased	2,476,807	3,317,381	32,714	59,779	358,554	2,023,381	4,664	8,938
Units redeemed	(2,591,357)	(1,816,515)	(158,396)	(97,894)	(966,290)	(2,409,353)	(39,471)	(25,471)

Ending units	3,606,217	3,720,767	562,586	688,268	1,388,196	1,995,932	137,880	172,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(533,285)	(286,047)	159,464	122,170	381	307	93,653	82,993
Realized gain (loss) on investments	(2,589,591)	237,471	(893,044)	224,296	617	689	(432,585)	155,588
Change in unrealized gain (loss) on investments	(27,519,089)	7,529,881	(2,834,252)	(163,826)	(9,661)	555	(2,482,108)	(116,743)
Reinvested capital gains	1,407,632	1,805,107	397,980	171,937	1,188	947	358,206	167,824

Net increase (decrease) in contract owners’ equity resulting from operations	(29,234,333)	9,286,412	(3,169,852)	354,577	(7,475)	2,498	(2,462,834)	289,662

Equity transactions:
Purchase payments received from contract owners (note 3)	1,399,448	1,482,882	137,029	936,679	13,472	-	345,824	656,119
Transfers between funds	8,143,964	28,445,837	5,538,244	6,710,517	(10,109)	-	2,234,200	4,219,388
Redemptions (note 3)	(7,460,632)	(3,304,404)	(2,752,654)	(2,343,580)	(4,362)	(1,584)	(1,508,109)	(703,545)
Annuity benefits	(29,084)	(12,229)	(3,588)	(1,345)	(3,516)	(3,920)	(7,756)	(3,015)
Contract maintenance charges (note 2)	(1,185)	(477)	(112)	(25)	(1)	-	(629)	(157)
Contingent deferred sales charges (note 2)	(29,743)	(17,946)	(9,257)	(3,638)	-	-	(7,089)	(4,243)
Adjustments to maintain reserves	2,194	(4,930)	(128)	(34)	259	291	(105)	(256)

Net equity transactions	2,024,962	26,588,733	2,909,534	5,298,574	(4,257)	(5,213)	1,056,336	4,164,291

Net change in contract owners’ equity	(27,209,371)	35,875,145	(260,318)	5,653,151	(11,732)	(2,715)	(1,406,498)	4,453,953
Contract owners’ equity beginning of period	47,397,752	11,522,607	8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054

Contract owners’ equity end of period	$20,188,381	47,397,752	8,055,568	8,315,886	22,292	34,024	5,227,509	6,634,007

CHANGES IN UNITS:
Beginning units	3,230,157	1,092,891	717,498	238,181	2,743	3,171	561,279	203,073
Units purchased	3,983,629	3,767,516	863,436	837,524	1,204	-	504,980	539,686
Units redeemed	(4,048,755)	(1,630,250)	(631,933)	(358,207)	(1,516)	(428)	(395,348)	(181,480)

Ending units	3,165,031	3,230,157	949,001	717,498	2,431	2,743	670,911	561,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,031	54	34,343	45,184	2,317	2,404	185,370	83,453
Realized gain (loss) on investments	(474)	510	(152,920)	49,357	(27,824)	3,869	(2,685,224)	1,061,894
Change in unrealized gain (loss) on investments	(33,780)	1,011	(1,629,441)	(62,754)	(190,095)	(3,817)	(8,166,063)	1,028,517
Reinvested capital gains	3,596	1,338	228,388	111,626	26,641	12,384	2,366,707	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	(29,627)	2,913	(1,519,630)	143,413	(188,961)	14,840	(8,299,210)	3,033,557

Equity transactions:
Purchase payments received from contract owners (note 3)	64,998	9,979	574,791	705,561	-	235,736	341,295	437,882
Transfers between funds	-	-	(78,431)	2,211,292	184,744	-	(8,959,556)	17,069,269
Redemptions (note 3)	(1,914)	-	(226,412)	(375,554)	(54,174)	(10,581)	(2,348,529)	(2,250,179)
Annuity benefits	(6,148)	(3,950)	-	-	(27,673)	(22,622)	(22,802)	(29,197)
Contract maintenance charges (note 2)	(2)	-	(887)	(345)	(5)	-	(209)	(124)
Contingent deferred sales charges (note 2)	-	-	(3,201)	(7,124)	-	-	(9,414)	(10,196)
Adjustments to maintain reserves	540	569	(59)	(92)	1,232	1,230	1,273	(1,886)

Net equity transactions	57,474	6,598	265,801	2,533,738	104,124	203,763	(10,997,942)	15,215,569

Net change in contract owners’ equity	27,847	9,511	(1,253,829)	2,677,151	(84,837)	218,603	(19,297,152)	18,249,126
Contract owners’ equity beginning of period	43,848	34,337	3,625,337	948,186	377,140	158,537	24,382,734	6,133,608

Contract owners’ equity end of period	$71,695	43,848	2,371,508	3,625,337	292,303	377,140	5,085,582	24,382,734

CHANGES IN UNITS:
Beginning units	3,382	2,852	301,314	85,992	27,932	12,830	1,629,698	483,848
Units purchased	5,622	680	168,857	259,751	16,127	16,966	564,552	2,240,638
Units redeemed	(712)	(150)	(140,179)	(44,429)	(8,798)	(1,864)	(1,447,461)	(1,094,788)

Ending units	8,292	3,382	329,992	301,314	35,261	27,932	746,789	1,629,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$674	665	210,114	113,104	24,429	-	1,231,132	287,909
Realized gain (loss) on investments	7,706	6,423	(938,218)	197,558	(112,861)	-	1,289,935	422,029
Change in unrealized gain (loss) on investments	(48,524)	1,933	(7,688,911)	570,989	(96,307)	-	(1,091,876)	1,282,486
Reinvested capital gains	6,350	4,475	1,445,923	540,392	28,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,794)	13,496	(6,971,092)	1,422,043	(156,572)	-	1,429,191	1,992,424

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	521,952	797,172	23,564	-	1,292,654	1,227,438
Transfers between funds	(9,283)	-	4,071,162	7,732,645	1,190,706	-	14,320,636	21,451,699
Redemptions (note 3)	(112)	(783)	(2,620,193)	(1,495,455)	(34,830)	-	(7,902,089)	(3,392,114)
Annuity benefits	(14,470)	(15,601)	(33,129)	(34,921)	-	-	(15,726)	(12,775)
Contract maintenance charges (note 2)	-	-	(797)	(179)	(1)	-	(287)	(41)
Contingent deferred sales charges (note 2)	-	-	(13,459)	(9,010)	(268)	-	(17,849)	(9,595)
Adjustments to maintain reserves	806	747	988	1,393	(8)	-	270	(2,006)

Net equity transactions	(23,059)	(15,637)	1,926,524	6,991,645	1,179,163	-	7,677,609	19,262,606

Net change in contract owners’ equity	(56,853)	(2,141)	(5,044,568)	8,413,688	1,022,591	-	9,106,800	21,255,030
Contract owners’ equity beginning of period	102,271	104,412	14,705,701	6,292,013	-	-	33,144,739	11,889,709

Contract owners’ equity end of period	$45,418	102,271	9,661,133	14,705,701	1,022,591	-	42,251,539	33,144,739

CHANGES IN UNITS:
Beginning units	5,496	6,397	1,094,763	505,381	-	-	2,850,554	1,106,336
Units purchased	64	-	925,782	967,439	256,373	-	3,628,953	2,734,673
Units redeemed	(1,416)	(901)	(771,661)	(378,057)	(104,161)	-	(3,014,178)	(990,455)

Ending units	4,144	5,496	1,248,884	1,094,763	152,212	-	3,465,329	2,850,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,347,439	1,421,570	2,478	10,210	4,042	(96,419)	(2,612,292)	(1,750,184)
Realized gain (loss) on investments	(3,927,872)	1,668,150	6,041	50,991	(5,763,259)	462,702	16,219,589	5,259,266
Change in unrealized gain (loss) on investments	(17,396,908)	(2,690,240)	(292,640)	(125,339)	(3,889,596)	(3,056,983)	(123,515,090)	83,813,774
Reinvested capital gains	1,248,095	395,282	7,040	18,291	1,492,261	1,430,708	20,330,014	14,731,001

Net increase (decrease) in contract owners’ equity resulting from operations	(17,729,246)	794,762	(277,081)	(45,847)	(8,156,552)	(1,259,992)	(89,577,779)	102,053,857

Equity transactions:
Purchase payments received from contract owners (note 3)	1,594,129	5,629,647	(153)	(17)	605,751	781,542	5,377,135	8,691,525
Transfers between funds	3,260,697	27,746,873	(63,674)	(89,572)	8,331,848	7,384,923	5,322,185	9,698,337
Redemptions (note 3)	(13,272,437)	(10,560,479)	(50,321)	(34,203)	(3,090,755)	(3,582,692)	(37,513,143)	(18,495,618)
Annuity benefits	(72,030)	(64,945)	(70,372)	(90,563)	(41,821)	(43,267)	(29,755)	(15,846)
Contract maintenance charges (note 2)	(559)	(292)	(45)	(7)	(277)	(129)	-	-
Contingent deferred sales charges (note 2)	(26,997)	(15,807)	(1,546)	(482)	(13,304)	(13,509)	(200,721)	(290,666)
Adjustments to maintain reserves	2,871	3,402	4,661	5,030	2,283	(3,071)	9,690	3,450

Net equity transactions	(8,514,326)	22,738,399	(181,450)	(209,814)	5,793,725	4,523,797	(27,034,609)	(408,818)

Net change in contract owners’ equity	(26,243,572)	23,533,161	(458,531)	(255,661)	(2,362,827)	3,263,805	(116,612,388)	101,645,039
Contract owners’ equity beginning of period	60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	344,804,295	243,159,256

Contract owners’ equity end of period	$34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	228,191,907	344,804,295

CHANGES IN UNITS:
Beginning units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	14,390,538	14,439,370
Units purchased	2,770,029	5,755,834	596	-	3,120,705	1,720,511	5,309,278	1,694,667
Units redeemed	(3,767,993)	(3,812,394)	(16,560)	(16,180)	(2,600,502)	(1,339,384)	(6,790,123)	(1,743,499)

Ending units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	12,909,693	14,390,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBP		WRBDP		WRCEP		WRDIV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(949,093)	51,733	(1,459,742)	3,318,179	(2,256,548)	(1,870,341)	(431,421)	(135,172)
Realized gain (loss) on investments	4,132,142	3,144,467	(1,078,327)	(203,248)	4,575,696	7,686,441	1,521,989	587,915
Change in unrealized gain (loss) on investments	(22,916,709)	8,076,334	1,094,768	1,758,736	(90,860,666)	2,167,297	(16,387,185)	4,510,087
Reinvested capital gains	54,179	1,795	-	-	5,051,921	22,981,411	49,185	322,208

Net increase (decrease) in contract owners’ equity resulting from operations	(19,679,481)	11,274,329	(1,443,301)	4,873,667	(83,489,597)	30,964,808	(15,247,432)	5,285,038

Equity transactions:
Purchase payments received from contract owners (note 3)	1,060,989	1,265,149	1,914,602	1,952,475	2,556,815	3,404,189	999,252	1,901,308
Transfers between funds	(4,542,968)	(3,508,055)	9,419,584	40,090,803	(13,933,384)	(15,538,802)	937,874	6,128,540
Redemptions (note 3)	(13,178,441)	(7,525,316)	(20,020,161)	(8,464,274)	(26,779,210)	(19,709,254)	(5,352,886)	(1,870,494)
Annuity benefits	(13,424)	(13,028)	(34,272)	(13,130)	(16,425)	(16,231)	(4,137)	(4,818)
Contract maintenance charges (note 2)	-	-	-	-	(62)	-	-	-
Contingent deferred sales charges (note 2)	(55,474)	(103,889)	(95,223)	(117,093)	(136,604)	(312,818)	(32,063)	(28,424)
Adjustments to maintain reserves	5,820	(1,096)	4,056	1,971	31,734	5,747	(187)	1,163

Net equity transactions	(16,723,498)	(9,886,235)	(8,811,414)	33,450,752	(38,277,136)	(32,167,169)	(3,452,147)	6,127,275

Net change in contract owners’ equity	(36,402,979)	1,388,094	(10,254,715)	38,324,419	(121,766,733)	(1,202,361)	(18,699,579)	11,412,313
Contract owners’ equity beginning of period	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459	43,136,906	31,724,593

Contract owners’ equity end of period	$62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098	24,437,327	43,136,906

CHANGES IN UNITS:
Beginning units	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360	2,699,802	2,287,217
Units purchased	2,212,535	324,493	4,843,743	3,860,087	7,115,799	736,020	1,190,088	721,623
Units redeemed	(3,619,785)	(1,078,696)	(5,606,136)	(1,260,533)	(11,218,324)	(3,659,949)	(1,483,798)	(309,038)

Ending units	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431	2,406,092	2,699,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRENG		WRGNR		WRGP		WRHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(139,321)	(33,422)	(40,617)	(732,490)	(2,865,797)	(3,616,784)	(472,701)	5,313,024
Realized gain (loss) on investments	422,792	58,709	2,341,583	1,249,986	8,136,002	11,276,144	(1,115,548)	198,966
Change in unrealized gain (loss) on investments	(7,561,825)	2,095,711	(47,372,142)	14,000,634	(105,511,623)	45,858,613	(16,350,585)	(3,385,854)
Reinvested capital gains	12,285	29,226	2,831,602	5,064,463	2,105,992	6,725,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,266,069)	2,150,224	(42,239,574)	19,582,593	(98,135,426)	60,243,098	(17,938,834)	2,126,136

Equity transactions:
Purchase payments received from contract owners (note 3)	626,786	1,073,891	1,399,957	2,391,903	2,791,705	3,036,005	1,115,645	1,605,584
Transfers between funds	4,670,150	6,106,284	1,038,331	8,276,339	(17,142,059)	(21,241,983)	(1,287,783)	3,319,010
Redemptions (note 3)	(1,292,656)	(447,182)	(5,942,907)	(3,353,805)	(28,097,664)	(19,497,829)	(8,958,736)	(6,205,112)
Annuity benefits	-	-	(2,875)	(3,184)	(14,017)	(12,730)	(15,832)	(6,575)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,433)	(6,071)	(31,610)	(53,144)	(157,182)	(328,606)	(43,739)	(79,375)
Adjustments to maintain reserves	(105)	(189)	(333)	3,745	16,409	(3,791)	6,333	(2,327)

Net equity transactions	3,998,742	6,726,733	(3,539,437)	7,261,854	(42,602,808)	(38,048,934)	(9,184,112)	(1,368,795)

Net change in contract owners’ equity	(3,267,327)	8,876,957	(45,779,011)	26,844,447	(140,738,234)	22,194,164	(27,122,946)	757,341
Contract owners’ equity beginning of period	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191	84,055,898	83,298,557

Contract owners’ equity end of period	$7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355	56,932,952	84,055,898

CHANGES IN UNITS:
Beginning units	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345	5,514,524	5,604,764
Units purchased	936,240	678,343	1,617,833	853,106	7,248,335	788,814	1,861,801	719,281
Units redeemed	(684,081)	(108,752)	(1,866,041)	(453,177)	(11,826,267)	(4,506,687)	(2,574,795)	(809,521)

Ending units	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472	4,801,530	5,514,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRIP		WRI2P		WRMIC		WRMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(725,665)	(599,501)	(249,106)	113,229	(59,902)	(86,777)	(170,082)	(189,802)
Realized gain (loss) on investments	4,363,468	2,926,709	(966,393)	1,415,784	2,652	533,444	10,049	268,939
Change in unrealized gain (loss) on investments	(40,979,851)	10,110,684	(14,803,484)	(1,937,952)	(2,860,331)	(135,320)	(5,895,996)	959,096
Reinvested capital gains	1,289,104	2,224,092	489,117	3,592,027	-	-	175,165	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	(36,052,944)	14,661,984	(15,529,866)	3,183,088	(2,917,581)	311,347	(5,880,864)	1,440,601

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,574	1,928,460	447,529	1,246,348	110,934	167,999	255,665	705,919
Transfers between funds	(3,583,813)	3,932,861	(3,982,632)	2,376,758	(343,848)	(191,234)	(317,196)	4,284,892
Redemptions (note 3)	(8,097,305)	(6,031,845)	(3,474,581)	(3,069,392)	(459,542)	(535,335)	(1,424,429)	(1,189,904)
Annuity benefits	(4,281)	(4,209)	(7,934)	(4,334)	(4,208)	(4,681)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(50,282)	(102,870)	(23,063)	(50,005)	(4,993)	(10,146)	(6,539)	(17,406)
Adjustments to maintain reserves	8,917	5,698	5,892	(6,059)	52	148	(10,828)	1,300

Net equity transactions	(10,649,190)	(271,905)	(7,034,789)	493,316	(701,605)	(573,249)	(1,503,327)	3,784,801

Net change in contract owners’ equity	(46,702,134)	14,390,079	(22,564,655)	3,676,404	(3,619,186)	(261,902)	(7,384,191)	5,225,402
Contract owners’ equity beginning of period	89,991,958	75,601,879	40,050,474	36,374,070	6,422,216	6,684,118	16,820,762	11,595,360

Contract owners’ equity end of period	$43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216	9,436,571	16,820,762

CHANGES IN UNITS:
Beginning units	6,280,053	6,317,661	2,118,596	2,084,663	416,786	457,441	1,245,741	954,630
Units purchased	2,265,176	874,190	689,829	515,583	165,270	81,315	584,332	484,641
Units redeemed	(3,301,387)	(911,798)	(1,162,540)	(481,650)	(231,085)	(121,970)	(723,346)	(193,530)

Ending units	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786	1,106,727	1,245,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMMP		WRMSP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$429,651	1,149,836	(31,041)	185,409	(126,154)	(234,727)	(1,384,958)	(1,703,395)
Realized gain (loss) on investments	-	-	(206,578)	(33,894)	(544,934)	1,810,968	4,022,139	5,976,451
Change in unrealized gain (loss) on investments	-	-	(756,628)	34,819	(6,294,814)	(7,086,843)	(49,372,796)	(3,045,846)
Reinvested capital gains	-	-	-	-	248,914	864,218	2,785,882	25,247,198

Net increase (decrease) in contract owners’ equity resulting from operations	429,651	1,149,836	(994,247)	186,334	(6,716,988)	(4,646,384)	(43,949,733)	26,474,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,776	6,425,111	117,722	180,809	333,916	673,618	1,877,522	2,375,156
Transfers between funds	50,433,521	13,381,445	(863,584)	1,168,475	(970,870)	(2,777,389)	(7,536,349)	(3,716,863)
Redemptions (note 3)	(26,581,291)	(11,513,739)	(1,152,576)	(833,291)	(1,828,968)	(2,285,844)	(12,459,810)	(9,440,600)
Annuity benefits	(17,576)	(631)	(2,064)	(2,215)	(4,709)	(6,178)	(7,261)	(7,395)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(112,361)	(143,763)	(3,904)	(13,429)	(14,856)	(41,869)	(79,605)	(177,899)
Adjustments to maintain reserves	17,215	7,010	(170)	34	898	2,901	1,151	4,067

Net equity transactions	26,626,284	8,155,433	(1,904,576)	500,383	(2,484,589)	(4,434,761)	(18,204,352)	(10,963,534)

Net change in contract owners’ equity	27,055,935	9,305,269	(2,898,823)	686,717	(9,201,577)	(9,081,145)	(62,154,085)	15,510,874
Contract owners’ equity beginning of period	40,493,205	31,187,936	9,365,711	8,678,994	19,090,459	28,171,604	137,115,307	121,604,433

Contract owners’ equity end of period	$67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459	74,961,222	137,115,307

CHANGES IN UNITS:
Beginning units	3,735,294	2,969,855	855,365	808,187	1,285,756	1,572,126	9,699,144	10,562,288
Units purchased	7,984,467	3,200,311	358,254	266,232	652,473	293,098	2,699,063	599,306
Units redeemed	(5,606,124)	(2,434,872)	(541,563)	(219,054)	(869,928)	(579,468)	(4,331,364)	(1,462,450)

Ending units	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756	8,066,843	9,699,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,215,642)	(1,739,372)	(104,126)	(176,499)	(985,737)	(540,577)	840	259
Realized gain (loss) on investments	4,676,896	6,072,623	(850,922)	(59,747)	2,928,195	4,960,222	170	4,089
Change in unrealized gain (loss) on investments	(52,623,308)	(1,757,309)	(2,292,457)	(1,042,471)	(39,058,141)	(10,610,895)	(17,008)	(1,188)
Reinvested capital gains	1,320,347	12,468,603	184,322	574,769	629,272	7,415,435	1,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,841,707)	15,044,545	(3,063,183)	(703,948)	(36,486,411)	1,224,185	(14,070)	3,160

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429,849	1,468,283	185,251	327,491	966,918	1,066,148	-	-
Transfers between funds	(9,253,838)	(8,842,772)	(197,854)	272,410	(7,865,460)	(7,417,702)	79,385	(19,067)
Redemptions (note 3)	(10,918,980)	(9,448,666)	(1,166,148)	(1,369,669)	(10,450,066)	(9,110,904)	(6,656)	(2,100)
Annuity benefits	(11,108)	(11,023)	(6,760)	(4,046)	(15,132)	(18,303)	-	(367)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,836)	(164,678)	(6,828)	(23,430)	(77,358)	(154,700)	-	-
Adjustments to maintain reserves	10,927	(1,556)	(4)	480	345	5,249	113	56

Net equity transactions	(18,818,986)	(17,000,412)	(1,192,343)	(796,764)	(17,440,753)	(15,630,212)	72,842	(21,478)

Net change in contract owners’ equity	(66,660,693)	(1,955,867)	(4,255,526)	(1,500,712)	(53,927,164)	(14,406,027)	58,772	(18,318)
Contract owners’ equity beginning of period	130,404,579	132,360,446	12,044,210	13,544,922	116,064,087	130,470,114	32,613	50,931

Contract owners’ equity end of period	$63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087	91,385	32,613

CHANGES IN UNITS:
Beginning units	8,843,950	10,059,603	921,499	981,472	7,960,591	9,004,271	2,342	3,983
Units purchased	2,689,893	389,076	404,552	213,705	1,822,179	440,369	6,157	-
Units redeemed	(4,391,929)	(1,604,729)	(501,325)	(273,678)	(3,290,781)	(1,484,049)	(580)	(1,641)

Ending units	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591	7,919	2,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,114,763)	(2,254,224)	(238,889)	(336,667)	(155,741)	(181,130)	(13,905)	(27,699)
Realized gain (loss) on investments	36,028,375	39,533,507	690,275	2,036,062	687,087	2,649,014	(248,707)	8,047
Change in unrealized gain (loss) on investments	(128,871,167)	28,781,149	(13,793,583)	5,458,414	(8,720,454)	1,128,863	(954,111)	135,140
Reinvested capital gains	-	-	-	-	-	-	147,027	32,196

Net increase (decrease) in contract owners’ equity resulting from operations	(94,957,555)	66,060,432	(13,342,197)	7,157,809	(8,189,108)	3,596,747	(1,069,696)	147,684

Equity transactions:
Purchase payments received from contract owners (note 3)	3,112,750	3,935,209	230,217	205,230	775,081	978,201	23,388	206,711
Transfers between funds	868,058	7,390,211	(1,805,811)	(3,319,995)	(634,197)	(736,230)	161,370	(60,266)
Redemptions (note 3)	(40,583,636)	(47,693,850)	(5,496,738)	(9,494,442)	(2,935,255)	(3,748,965)	(654,840)	(597,532)
Annuity benefits	(37,253)	(30,133)	(2,421)	(2,948)	-	-	(310)	-
Contract maintenance charges (note 2)	(4,319)	(4,004)	(1,480)	(1,708)	(459)	(509)	(2)	(1)
Contingent deferred sales charges (note 2)	(107,794)	(181,896)	(5,911)	(34,215)	(16,308)	(21,198)	(1,485)	(2,662)
Adjustments to maintain reserves	86,097	(219,400)	22,186	600	(74,995)	(319)	(103)	(23)

Net equity transactions	(36,666,097)	(36,803,863)	(7,059,958)	(12,647,478)	(2,886,133)	(3,529,020)	(471,982)	(453,773)

Net change in contract owners’ equity	(131,623,652)	29,256,569	(20,402,155)	(5,489,669)	(11,075,241)	67,727	(1,541,678)	(306,089)
Contract owners’ equity beginning of period	237,543,444	208,286,875	34,810,960	40,300,629	19,686,825	19,619,098	3,150,367	3,456,456

Contract owners’ equity end of period	$105,919,792	237,543,444	14,408,805	34,810,960	8,611,584	19,686,825	1,608,689	3,150,367

CHANGES IN UNITS:
Beginning units	19,196,350	20,957,631	7,228,127	10,187,641	1,356,019	1,632,227	177,353	204,029
Units purchased	7,946,503	10,875,168	497,940	2,918,408	422,047	651,974	66,214	95,551
Units redeemed	(11,150,132)	(12,636,449)	(2,349,706)	(5,877,922)	(710,486)	(928,182)	(102,993)	(122,227)

Ending units	15,992,721	19,196,350	5,376,361	7,228,127	1,067,580	1,356,019	140,574	177,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,637,524	(1,206,071)	2,001,349	(1,292,363)	(6,076)	(99,901)	1,150,829	834,075
Realized gain (loss) on investments	18,441,362	31,399,487	20,122,672	29,137,711	(492,149)	2,908,772	(837,383)	149,277
Change in unrealized gain (loss) on investments	(102,734,913)	8,405,584	(122,594,162)	10,672,374	(8,443,606)	(3,597,345)	(6,412,462)	877,204
Reinvested capital gains	15,048,524	-	18,856,175	-	1,484,506	1,730,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,607,503)	38,599,000	(81,613,966)	38,517,722	(7,457,325)	942,513	(6,099,016)	1,860,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,047,864	1,116,075	3,660,114	6,208,609	9,693	15,657	1,145,069	1,356,051
Transfers between funds	(7,174,128)	(12,310,196)	(14,771,518)	7,985,870	(5,683,501)	(8,655,421)	(8,253,610)	7,232,407
Redemptions (note 3)	(26,348,234)	(37,478,420)	(24,069,227)	(27,539,624)	(3,978,350)	(6,389,387)	(10,823,914)	(10,013,420)
Annuity benefits	(23,074)	(27,391)	(67,957)	(56,337)	(3,627)	(4,435)	(39,774)	(28,638)
Contract maintenance charges (note 2)	(4,626)	(4,888)	(2,943)	(2,222)	(498)	(632)	(1,163)	(581)
Contingent deferred sales charges (note 2)	(23,357)	(100,108)	(87,615)	(142,254)	(5,192)	(27,973)	(27,783)	(29,005)
Adjustments to maintain reserves	56,010	(174,419)	26,370	16,992	(366)	652	1,041	614

Net equity transactions	(32,469,545)	(48,979,347)	(35,312,776)	(13,528,966)	(9,661,841)	(15,061,539)	(18,000,134)	(1,482,572)

Net change in contract owners’ equity	(100,077,048)	(10,380,347)	(116,926,742)	24,988,756	(17,119,166)	(14,119,026)	(24,099,150)	377,984
Contract owners’ equity beginning of period	154,316,456	164,696,803	178,522,653	153,533,897	28,810,043	42,929,069	53,221,395	52,843,411

Contract owners’ equity end of period	$54,239,408	154,316,456	61,595,911	178,522,653	11,690,877	28,810,043	29,122,245	53,221,395

CHANGES IN UNITS:
Beginning units	8,694,808	10,413,775	6,157,632	6,727,631	2,001,101	3,023,212	4,927,107	5,053,380
Units purchased	763,914	3,056,452	2,032,442	3,423,449	110,617	260,865	2,400,115	3,239,415
Units redeemed	(2,773,780)	(4,775,419)	(3,703,408)	(3,993,448)	(883,498)	(1,282,976)	(4,187,488)	(3,365,688)

Ending units	6,684,942	8,694,808	4,486,666	6,157,632	1,228,220	2,001,101	3,139,734	4,927,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,072)	(3,279)	(41,644)	(58,305)	(19,405)	(27,898)	(65,618)	(196,245)
Realized gain (loss) on investments	2,575	9,838	79,081	244,337	(12,891)	145,276	(845,018)	1,422,814
Change in unrealized gain (loss) on investments	(104,015)	18,733	(1,819,815)	(64,283)	(676,408)	(212,777)	(16,140,076)	257,937
Reinvested capital gains	10,494	-	319,435	120,578	214,547	108,508	1,745,231	664,222

Net increase (decrease) in contract owners’ equity resulting from operations	(93,018)	25,292	(1,462,943)	242,327	(494,157)	13,109	(15,305,481)	2,148,728

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(12)	6,943	39,505	6,459	48,139	928,426	817,094
Transfers between funds	(4,076)	(1,863)	(148,555)	(230,139)	(366)	(101,197)	5,626,261	13,172,545
Redemptions (note 3)	(11,265)	(15,419)	(118,741)	(323,014)	(101,436)	(273,163)	(5,270,103)	(5,279,336)
Annuity benefits	(6,696)	(8,865)	-	-	-	-	(29,551)	(28,912)
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(385)	(149)
Contingent deferred sales charges (note 2)	(179)	(405)	(568)	(3,957)	(822)	(5,360)	(13,194)	(31,775)
Adjustments to maintain reserves	668	(12,177)	(46)	(131)	(46,621)	(16,155)	(279)	1,827

Net equity transactions	(21,556)	(38,741)	(260,967)	(517,736)	(142,786)	(347,736)	1,241,175	8,651,294

Net change in contract owners’ equity	(114,574)	(13,449)	(1,723,910)	(275,409)	(636,943)	(334,627)	(14,064,306)	10,800,022
Contract owners’ equity beginning of period	261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

Contract owners’ equity end of period	$147,243	261,817	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095

CHANGES IN UNITS:
Beginning units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741
Units purchased	84	-	8,125	7,373	12,289	7,203	2,174,589	2,089,365
Units redeemed	(2,001)	(3,065)	(32,946)	(52,583)	(25,279)	(36,240)	(2,104,465)	(1,357,734)

Ending units	18,125	20,042	234,916	259,737	101,953	114,943	3,458,496	3,388,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$439,959	432,360	1,344,204	2,047,545	404,639	372,844	288,566	(195,151)
Realized gain (loss) on investments	(1,577,102)	749,941	(1,872,198)	196,708	(481,663)	1,137,658	(917,919)	830,095
Change in unrealized gain (loss) on investments	(14,412,669)	(36,834)	(3,720,930)	(1,750,119)	(14,244,214)	1,367,005	(21,230,930)	1,970,600
Reinvested capital gains	500,454	20,716	26,029	-	911,284	-	2,103,079	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	(15,049,358)	1,166,183	(4,222,895)	494,134	(13,409,954)	2,877,507	(19,757,204)	2,614,645

Equity transactions:
Purchase payments received from contract owners (note 3)	2,697,976	4,262,092	1,111,878	1,825,998	986,481	1,559,896	1,652,820	2,588,825
Transfers between funds	6,828,923	28,667,706	1,875,370	28,281,851	3,937,864	13,784,728	9,771,893	15,886,682
Redemptions (note 3)	(11,934,581)	(7,245,537)	(7,863,791)	(4,173,458)	(4,186,077)	(4,244,607)	(5,697,519)	(4,817,965)
Annuity benefits	(53,909)	(34,481)	(40,002)	(16,774)	(13,058)	(8,246)	(32,456)	(29,369)
Contract maintenance charges (note 2)	(746)	(297)	(269)	(83)	(693)	(322)	(1,378)	(645)
Contingent deferred sales charges (note 2)	(39,667)	(31,306)	(15,551)	(10,735)	(16,773)	(12,511)	(26,625)	(19,704)
Adjustments to maintain reserves	4,681	1,444	994	391	1,481	1,202	1,638	656

Net equity transactions	(2,497,323)	25,619,621	(4,931,371)	25,907,190	709,225	11,080,140	5,668,373	13,608,480

Net change in contract owners’ equity	(17,546,681)	26,785,804	(9,154,266)	26,401,324	(12,700,729)	13,957,647	(14,088,831)	16,223,125
Contract owners’ equity beginning of period	48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	38,053,232	21,830,107

Contract owners’ equity end of period	$31,208,437	48,755,118	30,618,095	39,772,361	19,548,258	32,248,987	23,964,401	38,053,232

CHANGES IN UNITS:
Beginning units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	3,258,610	2,097,865
Units purchased	2,463,802	3,831,102	3,966,962	4,022,920	1,438,508	2,191,970	2,550,266	2,362,729
Units redeemed	(2,948,531)	(1,566,798)	(4,480,190)	(1,606,100)	(1,440,068)	(1,260,850)	(2,084,436)	(1,201,984)

Ending units	3,842,337	4,327,066	3,167,010	3,680,238	2,607,903	2,609,463	3,724,440	3,258,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA2		NVCRB2		NVCCA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$105,814	49,505	9,231	-	19,796	-	29,851	-
Realized gain (loss) on investments	(769,927)	(19,080)	(51,468)	-	(228,204)	-	(334,518)	-
Change in unrealized gain (loss) on investments	(3,310,354)	(262,412)	(454,266)	-	(369,131)	-	(1,142,261)	-
Reinvested capital gains	2,817	-	28,153	-	13,371	-	40,598	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,971,650)	(231,987)	(468,350)	-	(564,168)	-	(1,406,330)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	727,755	630,472	42,121	-	25,620	-	2,981	-
Transfers between funds	5,930,503	5,830,679	1,783,924	-	4,358,746	-	6,556,923	-
Redemptions (note 3)	(1,064,026)	(376,792)	(64,326)	-	(784,528)	-	(961,052)	-
Annuity benefits	(42,161)	(10,126)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(128)	-	-	-	(7)	-	-	-
Contingent deferred sales charges (note 2)	(1,959)	(1,101)	(92)	-	(18)	-	(19,780)	-
Adjustments to maintain reserves	1,438	215	625	-	(15)	-	(24)	-

Net equity transactions	5,551,422	6,073,347	1,762,252	-	3,599,798	-	5,579,048	-

Net change in contract owners’ equity	1,579,772	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-
Contract owners’ equity beginning of period	5,841,360	-	-	-	-	-	-	-

Contract owners’ equity end of period	$7,421,132	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-

CHANGES IN UNITS:
Beginning units	537,058	-	-	-	-	-	-	-
Units purchased	1,058,928	642,253	233,367	-	514,419	-	701,112	-
Units redeemed	(446,888)	(105,195)	(29,958)	-	(132,316)	-	(141,385)	-

Ending units	1,149,098	537,058	203,409	-	382,103	-	559,727	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN2		NVCMD2		NVCMA2		NVCMC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,672	-	39,777	-	15,937	-	22,033	-
Realized gain (loss) on investments	(138,552)	-	(78,586)	-	(137,427)	-	(86,137)	-
Change in unrealized gain (loss) on investments	(107,989)	-	(1,059,754)	-	(593,494)	-	(132,838)	-
Reinvested capital gains	4,461	-	37,784	-	25,591	-	11,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,408)	-	(1,060,779)	-	(689,393)	-	(185,827)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	6,538	-	96,009	-	409,472	-	93,955	-
Transfers between funds	3,356,206	-	6,996,482	-	2,665,798	-	4,129,381	-
Redemptions (note 3)	(530,286)	-	(411,382)	-	(98,938)	-	(310,623)	-
Annuity benefits	(808)	-	-	-	(13,758)	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,476)	-	(2,904)	-	(31)	-	(2,601)	-
Adjustments to maintain reserves	(31)	-	(21)	-	47	-	(35)	-

Net equity transactions	2,827,143	-	6,678,180	-	2,962,590	-	3,910,077	-

Net change in contract owners’ equity	2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	576,210	-	836,678	-	406,456	-	553,891	-
Units redeemed	(292,873)	-	(93,863)	-	(103,012)	-	(108,002)	-

Ending units	283,337	-	742,815	-	303,444	-	445,889	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		NVCBD2		HIBF		HIBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,188	-	1,313	-	4,074,797	4,948,461	2,280,826	2,910,185
Realized gain (loss) on investments	(1,745)	-	(35)	-	(4,157,625)	84,780	(3,874,374)	702,775
Change in unrealized gain (loss) on investments	7,278	-	1,464	-	(15,634,681)	(3,186,672)	(6,635,904)	(2,493,547)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,721	-	2,742	-	(15,717,509)	1,846,569	(8,229,452)	1,119,413

Equity transactions:
Purchase payments received from contract owners (note 3)	88,959	-	-	-	118,372	113,592	1,237,325	2,122,153
Transfers between funds	1,123,725	-	99,088	-	(6,978,337)	(9,369,782)	11,845,476	(11,906,431)
Redemptions (note 3)	(72,633)	-	(1,388)	-	(13,727,511)	(17,692,042)	(6,900,762)	(8,303,489)
Annuity benefits	(42)	-	-	-	(30,178)	(37,544)	(41,681)	(20,403)
Contract maintenance charges (note 2)	(2)	-	-	-	(705)	(885)	(370)	(371)
Contingent deferred sales charges (note 2)	(95)	-	-	-	(29,829)	(70,650)	(22,294)	(40,998)
Adjustments to maintain reserves	(61)	-	4	-	(1,864)	1,708	213	957

Net equity transactions	1,139,851	-	97,704	-	(20,650,052)	(27,055,603)	6,117,907	(18,148,582)

Net change in contract owners’ equity	1,161,572	-	100,446	-	(36,367,561)	(25,209,034)	(2,111,545)	(17,029,169)
Contract owners’ equity beginning of period	-	-	-	-	70,487,965	95,696,999	40,827,037	57,856,206

Contract owners’ equity end of period	$1,161,572	-	100,446	-	34,120,404	70,487,965	38,715,492	40,827,037

CHANGES IN UNITS:
Beginning units	-	-	-	-	4,627,823	6,422,082	3,454,996	5,044,302
Units purchased	231,014	-	10,402	-	334,718	394,517	4,979,785	3,330,694
Units redeemed	(121,859)	-	(143)	-	(1,834,895)	(2,188,776)	(3,817,823)	(4,920,000)

Ending units	109,155	-	10,259	-	3,127,646	4,627,823	4,616,958	3,454,996

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GEM6		GVGU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(952)	(24,902)	(101,376)	(626,289)	(14,640)	(23,638)	901	945
Realized gain (loss) on investments	787,003	883,589	8,668,667	15,729,937	(103,641)	125,918	(9,403)	3,538
Change in unrealized gain (loss) on investments	(4,206,251)	450,855	(94,816,847)	16,119,031	(1,538,348)	383,323	(21,765)	(5,576)
Reinvested capital gains	713,183	541,784	17,307,977	13,372,601	345,857	200,259	516	15,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,707,017)	1,851,326	(68,941,579)	44,595,280	(1,310,772)	685,862	(29,751)	13,964

Equity transactions:
Purchase payments received from contract owners (note 3)	106,145	66,464	2,062,330	3,191,107	16,996	24,002	-	-
Transfers between funds	(417,223)	(209,181)	(32,495,760)	14,178,994	(202,287)	395,367	-	-
Redemptions (note 3)	(976,220)	(851,709)	(16,720,775)	(19,619,437)	(245,027)	(56,108)	(27,610)	(7,663)
Annuity benefits	(6,739)	(9,263)	(84,343)	(80,825)	-	-	(549)	(1,441)
Contract maintenance charges (note 2)	(291)	(247)	(3,519)	(2,933)	-	-	(1)	1
Contingent deferred sales charges (note 2)	(2,679)	(7,010)	(66,134)	(112,508)	(3,619)	(223)	-	-
Adjustments to maintain reserves	(2,849)	633	(28,136)	6,817	(491)	(140)	607	510

Net equity transactions	(1,299,856)	(1,010,313)	(47,336,337)	(2,438,785)	(434,428)	362,898	(27,553)	(8,593)

Net change in contract owners’ equity	(4,006,873)	841,013	(116,277,916)	42,156,495	(1,745,200)	1,048,760	(57,304)	5,371
Contract owners’ equity beginning of period	5,732,247	4,891,234	156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779

Contract owners’ equity end of period	$1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812	22,846	80,150

CHANGES IN UNITS:
Beginning units	168,853	210,317	4,177,260	4,406,546	83,699	68,138	3,488	3,870
Units purchased	39,301	28,428	1,222,131	2,958,266	15,475	29,338	37	-
Units redeemed	(90,546)	(69,892)	(2,830,658)	(3,187,552)	(41,587)	(13,777)	(2,024)	(382)

Ending units	117,608	168,853	2,568,733	4,177,260	57,587	83,699	1,501	3,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$392,392	394,654	3,180	(13,069)	30,468	(452,323)	194	-
Realized gain (loss) on investments	(3,644,120)	3,689,978	32,049	201,830	2,536,521	4,584,636	(3,601)	-
Change in unrealized gain (loss) on investments	(6,394,552)	(4,768,299)	(965,145)	53,521	(33,910,265)	3,640,331	(24,330)	-
Reinvested capital gains	276,258	6,370,089	186,092	131,528	6,114,051	4,775,572	7,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,370,022)	5,686,422	(743,824)	373,810	(25,229,225)	12,548,216	(20,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	390,049	846,953	25,636	23,404	879,600	1,410,321	54,104	-
Transfers between funds	(3,766,086)	(5,175,825)	145,254	(67,667)	(8,555,913)	12,832,867	-	-
Redemptions (note 3)	(5,107,530)	(5,608,395)	(177,577)	(255,657)	(7,822,781)	(8,405,872)	(3,620)	-
Annuity benefits	-	-	(3,344)	(3,959)	-	-	(350)	-
Contract maintenance charges (note 2)	(165)	(170)	(83)	(72)	(786)	(652)	-	-
Contingent deferred sales charges (note 2)	(12,685)	(25,888)	(646)	(1,463)	(17,704)	(40,746)	-	-
Adjustments to maintain reserves	(598)	3,065	37	340	(55)	2,284	(14)	-

Net equity transactions	(8,497,015)	(9,960,260)	(10,723)	(305,074)	(15,517,639)	5,798,202	50,120	-

Net change in contract owners’ equity	(17,867,037)	(4,273,838)	(754,547)	68,736	(40,746,864)	18,346,418	30,035	-
Contract owners’ equity beginning of period	33,742,306	38,016,144	1,570,007	1,501,271	65,136,925	46,790,507	-	-

Contract owners’ equity end of period	$15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925	30,035	-

CHANGES IN UNITS:
Beginning units	1,589,344	2,128,548	100,313	121,194	2,612,842	2,362,026	-	-
Units purchased	1,012,770	1,137,005	43,948	17,772	971,895	1,699,486	6,224	-
Units redeemed	(1,475,299)	(1,676,209)	(49,064)	(38,653)	(1,749,030)	(1,448,670)	(723)	-

Ending units	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842	5,501	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GEF3		GVGF1		GVGFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,925)	(147,315)	(61,202)	(164,493)	93	494	55,659	178,095
Realized gain (loss) on investments	1,666,747	3,736,220	(442,254)	4,911,810	(9,130)	1,209	(2,965,751)	(41,192)
Change in unrealized gain (loss) on investments	(11,532,186)	(130,923)	(8,164,752)	(1,154,698)	(780)	(5,539)	(1,559,011)	(1,585,437)
Reinvested capital gains	2,462,872	-	2,045,589	-	-	3,540	-	1,298,784

Net increase (decrease) in contract owners’ equity resulting from operations	(7,447,492)	3,457,982	(6,622,619)	3,592,619	(9,817)	(296)	(4,469,103)	(149,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,348	56,298	432,974	851,787	-	-	134,055	185,352
Transfers between funds	(632,749)	(930,037)	(3,155,959)	688,161	(9,584)	-	1,436,688	(2,571,964)
Redemptions (note 3)	(2,568,680)	(4,895,338)	(2,526,326)	(3,258,390)	(733)	(1,368)	(1,067,389)	(1,935,752)
Annuity benefits	(2,288)	(4,737)	(5,534)	(3,670)	(622)	(6,913)	(512)	(226)
Contract maintenance charges (note 2)	(358)	(391)	(271)	(272)	(1)	-	(95)	(97)
Contingent deferred sales charges (note 2)	(3,816)	(5,756)	(12,547)	(15,072)	-	-	(4,580)	(11,311)
Adjustments to maintain reserves	2,080	4,908	238	(690)	156	159	(277)	353

Net equity transactions	(3,144,463)	(5,775,053)	(5,267,425)	(1,738,146)	(10,784)	(8,122)	497,890	(4,333,645)

Net change in contract owners’ equity	(10,591,955)	(2,317,071)	(11,890,044)	1,854,473	(20,601)	(8,418)	(3,971,213)	(4,483,395)
Contract owners’ equity beginning of period	18,627,007	20,944,078	18,157,595	16,303,122	23,954	32,372	8,483,719	12,967,114

Contract owners’ equity end of period	$8,035,052	18,627,007	6,267,551	18,157,595	3,353	23,954	4,512,506	8,483,719

CHANGES IN UNITS:
Beginning units	930,932	1,244,511	672,810	716,442	1,311	1,731	451,291	674,775
Units purchased	48,722	114,545	153,727	762,925	14	-	379,712	290,942
Units redeemed	(252,695)	(428,124)	(404,866)	(806,557)	(979)	(420)	(380,455)	(514,426)

Ending units	726,959	930,932	421,671	672,810	346	1,311	450,548	451,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GBF2		CAF		GVGH1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,270,758	14,794,727	281,844	330,743	(326,381)	(560,757)	(816)	(1,201)
Realized gain (loss) on investments	(10,112,446)	(9,152,537)	(183,711)	(169,817)	4,992,200	9,137,544	(1,693)	683
Change in unrealized gain (loss) on investments	23,038,265	20,496,127	607,927	518,902	(24,154,144)	1,412,357	(30,347)	9,708
Reinvested capital gains	-	-	-	-	-	-	6,628	1,990

Net increase (decrease) in contract owners’ equity resulting from operations	26,196,577	26,138,317	706,060	679,828	(19,488,325)	9,989,144	(26,228)	11,180

Equity transactions:
Purchase payments received from contract owners (note 3)	6,643,730	7,754,470	121,508	278,666	1,077,848	1,101,010	1	-
Transfers between funds	37,311,877	12,258,651	565,676	(270,235)	(4,798,461)	(246,017)	(2,247)	-
Redemptions (note 3)	(109,713,299)	(87,555,211)	(2,316,691)	(1,120,240)	(9,192,983)	(14,494,175)	(2,710)	(3,207)
Annuity benefits	(264,288)	(218,526)	(686)	(548)	(8,487)	(11,732)	(3,748)	(4,504)
Contract maintenance charges (note 2)	(7,448)	(6,533)	-	-	(4,500)	(5,069)	-	-
Contingent deferred sales charges (note 2)	(351,007)	(440,957)	(38,086)	(13,496)	(15,315)	(39,491)	-	-
Adjustments to maintain reserves	12,943	7,356	2,388	(769)	(8,596)	887	587	554

Net equity transactions	(66,367,492)	(68,200,750)	(1,665,891)	(1,126,622)	(12,950,494)	(13,694,587)	(8,117)	(7,157)

Net change in contract owners’ equity	(40,170,915)	(42,062,433)	(959,831)	(446,794)	(32,438,819)	(3,705,443)	(34,345)	4,023
Contract owners’ equity beginning of period	444,582,214	486,644,647	14,009,679	14,456,473	58,757,439	62,462,882	101,855	97,832

Contract owners’ equity end of period	$404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

CHANGES IN UNITS:
Beginning units	29,988,338	34,986,437	1,206,275	1,305,790	6,528,710	8,225,494	7,058	7,575
Units purchased	18,610,507	9,628,365	179,772	93,376	511,820	1,800,142	57	-
Units redeemed	(23,149,632)	(14,626,464)	(322,452)	(192,891)	(2,239,101)	(3,496,926)	(782)	(517)

Ending units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGHS		GVIX8		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(208,174)	(285,034)	23,854	10,548	511,572	528,679	1,714,574	1,946,143
Realized gain (loss) on investments	(1,893,569)	798,208	(389,483)	107,203	505,714	5,232,588	(1,339,883)	712,853
Change in unrealized gain (loss) on investments	(8,382,914)	1,522,666	(1,366,068)	(92,487)	(42,076,090)	(4,384,138)	(7,859,323)	(1,154,118)
Reinvested capital gains	2,019,789	485,018	4,434	5,820	11,308,647	2,869,673	1,441,673	2,137,385

Net increase (decrease) in contract owners’ equity resulting from operations	(8,464,868)	2,520,858	(1,727,263)	31,084	(29,750,157)	4,246,802	(6,042,959)	3,642,263

Equity transactions:
Purchase payments received from contract owners (note 3)	369,717	730,233	87,993	140,604	3,017,999	4,435,568	1,546,476	1,900,442
Transfers between funds	8,491,414	(3,550,278)	(460,922)	3,099,542	(887,139)	(3,817,643)	15,280,115	(3,814,977)
Redemptions (note 3)	(3,980,114)	(3,738,102)	(341,479)	(288,943)	(7,765,735)	(13,549,574)	(25,747,582)	(18,535,673)
Annuity benefits	(2,792)	(2,646)	(176)	(7,397)	(85,442)	(102,809)	(99,079)	(99,552)
Contract maintenance charges (note 2)	(545)	(537)	(146)	(70)	(9,126)	(8,528)	(1,544)	(1,755)
Contingent deferred sales charges (note 2)	(16,183)	(34,254)	(705)	(400)	(85,098)	(123,802)	(131,805)	(99,752)
Adjustments to maintain reserves	(33)	(428)	(135)	(130)	3,054	5,110	2,997	16,891

Net equity transactions	4,861,464	(6,596,012)	(715,570)	2,943,206	(5,811,487)	(13,161,678)	(9,150,422)	(20,634,376)

Net change in contract owners’ equity	(3,603,404)	(4,075,154)	(2,442,833)	2,974,290	(35,561,644)	(8,914,876)	(15,193,381)	(16,992,113)
Contract owners’ equity beginning of period	21,712,040	25,787,194	4,267,843	1,293,553	83,029,489	91,944,365	87,096,183	104,088,296

Contract owners’ equity end of period	$18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	71,902,802	87,096,183

CHANGES IN UNITS:
Beginning units	1,469,574	1,954,346	362,329	115,357	5,211,450	6,062,158	7,077,704	8,816,232
Units purchased	1,722,730	583,689	91,675	356,635	1,040,476	1,464,173	3,080,477	2,074,350
Units redeemed	(1,536,088)	(1,068,461)	(179,973)	(109,663)	(1,477,517)	(2,314,881)	(3,879,154)	(3,812,878)

Ending units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	6,279,027	7,077,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,388,784	6,288,887	2,302,823	2,509,602	2,485,863	2,826,909	1,243,604	1,127,629
Realized gain (loss) on investments	12,860,403	22,968,208	3,634,722	22,661,193	(896,174)	5,251,259	(272,805)	3,662,346
Change in unrealized gain (loss) on investments	(148,588,049)	(16,201,475)	(104,551,058)	(16,765,734)	(32,033,958)	(4,965,806)	(33,551,999)	(3,740,415)
Reinvested capital gains	30,882,603	7,526,584	21,025,917	5,502,011	6,807,757	4,415,215	8,777,720	3,289,990

Net increase (decrease) in contract owners’ equity resulting from operations	(99,456,259)	20,582,204	(77,587,596)	13,907,072	(23,636,512)	7,527,577	(23,803,480)	4,339,550

Equity transactions:
Purchase payments received from contract owners (note 3)	7,749,460	17,472,080	6,663,815	11,395,537	2,038,323	4,175,121	1,341,069	2,009,863
Transfers between funds	(15,889,069)	8,655,693	(14,405,202)	(4,682,558)	7,947,491	(1,317,891)	(5,369,688)	(4,696,096)
Redemptions (note 3)	(72,499,634)	(78,960,103)	(33,319,375)	(39,022,570)	(33,688,115)	(27,358,555)	(18,852,943)	(24,414,789)
Annuity benefits	(689,259)	(844,708)	(381,450)	(451,760)	(184,388)	(193,786)	(22,951)	(26,408)
Contract maintenance charges (note 2)	(15,824)	(15,690)	(19,439)	(18,492)	(4,498)	(4,378)	(2,079)	(2,117)
Contingent deferred sales charges (note 2)	(461,597)	(577,915)	(228,642)	(335,301)	(150,061)	(177,931)	(44,856)	(102,389)
Adjustments to maintain reserves	33,230	(4,936)	28,353	28,405	15,669	3,950	6	2,952

Net equity transactions	(81,772,693)	(54,275,579)	(41,661,940)	(33,086,739)	(24,025,579)	(24,873,470)	(22,951,442)	(27,228,984)

Net change in contract owners’ equity	(181,228,952)	(33,693,375)	(119,249,536)	(19,179,667)	(47,662,091)	(17,345,893)	(46,754,922)	(22,889,434)
Contract owners’ equity beginning of period	458,737,806	492,431,181	267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109

Contract owners’ equity end of period	$277,508,854	458,737,806	148,533,275	267,782,811	110,814,884	158,476,975	57,511,753	104,266,675

CHANGES IN UNITS:
Beginning units	32,085,878	36,140,122	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591
Units purchased	4,782,363	7,988,283	1,956,800	4,870,676	2,881,262	2,478,057	1,401,274	1,342,810
Units redeemed	(11,453,648)	(12,042,527)	(5,209,596)	(7,141,070)	(4,899,294)	(4,383,960)	(3,481,137)	(3,511,539)

Ending units	25,414,593	32,085,878	14,184,832	17,437,628	9,861,417	11,879,449	6,114,999	8,194,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP2		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,667	-	(545,889)	(947,323)	84,231	333,619	5,573,010	20,274,378
Realized gain (loss) on investments	(3,604)	-	5,330,616	7,742,130	14,902,227	37,048,582	-	-
Change in unrealized gain (loss) on investments	10,063	-	(31,856,522)	(642,339)	(100,060,596)	(26,131,509)	-	-
Reinvested capital gains	-	-	-	-	11,002,002	7,824,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,126	-	(27,071,795)	6,152,468	(74,072,136)	19,074,845	5,573,010	20,274,378

Equity transactions:
Purchase payments received from contract owners (note 3)	28,467	-	1,485,766	2,042,825	3,468,920	5,460,727	70,660,488	70,206,073
Transfers between funds	521,980	-	(9,106,224)	(3,820,690)	(15,350,884)	(33,999,028)	415,058,690	318,245,844
Redemptions (note 3)	(10,239)	-	(10,214,632)	(15,054,325)	(35,214,838)	(48,754,417)	(409,810,201)	(344,730,412)
Annuity benefits	-	-	(24,961)	(34,238)	(86,336)	(113,457)	(479,707)	(532,430)
Contract maintenance charges (note 2)	(8)	-	(2,936)	(3,379)	(4,698)	(4,957)	(6,947)	(6,267)
Contingent deferred sales charges (note 2)	-	-	(31,791)	(71,895)	(142,362)	(287,462)	(982,223)	(1,395,164)
Adjustments to maintain reserves	(26)	-	2,772	3,062	10,840	(17,504)	(45,671)	(134,134)

Net equity transactions	540,174	-	(17,892,006)	(16,938,640)	(47,319,358)	(77,716,098)	74,394,429	41,653,510

Net change in contract owners’ equity	552,300	-	(44,963,801)	(10,786,172)	(121,391,494)	(58,641,253)	79,967,439	61,927,888
Contract owners’ equity beginning of period	-	-	70,568,051	81,354,223	232,504,923	291,146,176	607,946,665	546,018,777

Contract owners’ equity end of period	$552,300	-	25,604,250	70,568,051	111,113,429	232,504,923	687,914,104	607,946,665

CHANGES IN UNITS:
Beginning units	-	-	4,466,109	5,554,033	9,280,128	12,312,327	49,223,324	45,891,908
Units purchased	61,841	-	1,033,578	1,329,194	1,723,974	2,067,422	74,269,601	86,996,574
Units redeemed	(8,522)	-	(2,473,601)	(2,417,118)	(3,965,063)	(5,099,621)	(68,427,904)	(83,665,158)

Ending units	53,319	-	3,026,086	4,466,109	7,039,039	9,280,128	55,065,021	49,223,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV2		GVDIV3		GVDIV6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(24,109)	-	9	20	226,800	661,389	(616)	6,100
Realized gain (loss) on investments	(268,299)	-	(18)	115	(3,080,214)	5,244,748	(175,870)	84,515
Change in unrealized gain (loss) on investments	(1,837,325)	-	(2,656)	(396)	(25,270,935)	(9,243,878)	(974,686)	(222,087)
Reinvested capital gains	-	-	533	339	5,465,241	5,392,480	229,075	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	(2,129,733)	-	(2,132)	78	(22,659,108)	2,054,739	(922,097)	28,560

Equity transactions:
Purchase payments received from contract owners (note 3)	127,342	-	-	-	868,292	2,181,825	18,409	21,073
Transfers between funds	6,501,523	-	-	-	(12,352,820)	(12,767,681)	(240,699)	105,586
Redemptions (note 3)	(624,787)	-	-	-	(6,981,776)	(12,372,041)	(114,715)	(193,607)
Annuity benefits	-	-	(287)	(391)	(110)	(166)	(20,373)	(28,012)
Contract maintenance charges (note 2)	(410)	-	-	-	(1,344)	(1,275)	(1)	-
Contingent deferred sales charges (note 2)	(4,364)	-	-	-	(26,511)	(49,027)	(1,656)	(1,079)
Adjustments to maintain reserves	(106)	-	16	17	(461)	1,689	938	963

Net equity transactions	5,999,198	-	(271)	(374)	(18,494,730)	(23,006,676)	(358,097)	(95,076)

Net change in contract owners’ equity	3,869,465	-	(2,403)	(296)	(41,153,838)	(20,951,937)	(1,280,194)	(66,516)
Contract owners’ equity beginning of period	-	-	4,704	5,000	62,194,668	83,146,605	2,152,145	2,218,661

Contract owners’ equity end of period	$3,869,465	-	2,301	4,704	21,040,830	62,194,668	871,951	2,152,145

CHANGES IN UNITS:
Beginning units	-	-	269	290	2,772,176	3,773,123	106,356	110,527
Units purchased	818,455	-	1	-	311,544	985,628	12,265	27,311
Units redeemed	(183,482)	-	(21)	(21)	(1,316,645)	(1,986,575)	(39,953)	(31,482)

Ending units	634,973	-	249	269	1,767,075	2,772,176	78,668	106,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLG1		NVMLG2		NVMLV2		NVMMG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(237)	-	(99)	-	(119)	-	(11,131)	-
Realized gain (loss) on investments	(17,843)	-	(4,634)	-	(35,696)	-	(101,311)	-
Change in unrealized gain (loss) on investments	(13,723)	-	-	-	3,666	-	(807,276)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,803)	-	(4,733)	-	(32,149)	-	(919,718)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,031	-	48,850	-
Transfers between funds	88,561	-	4,733	-	121,779	-	2,709,603	-
Redemptions (note 3)	(663)	-	-	-	(692)	-	(294,017)	-
Annuity benefits	-	-	-	-	(168)	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	(3)	-	(150)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,735)	-
Adjustments to maintain reserves	(6)	-	-	-	11	-	(7,039)	-

Net equity transactions	87,890	-	4,733	-	125,958	-	2,455,512	-

Net change in contract owners’ equity	56,087	-	-	-	93,809	-	1,535,794	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$56,087	-	-	-	93,809	-	1,535,794	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	23,259	-	1,186	-	63,622	-	325,886	-
Units redeemed	(14,386)	-	(1,186)	-	(49,196)	-	(79,459)	-

Ending units	8,873	-	-	-	14,426	-	246,427	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF		SCGF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2)	-	7,945	-	(533,312)	(898,552)	(16,612)	(23,927)
Realized gain (loss) on investments	(556)	-	(139,672)	-	(2,558,971)	8,161,996	15,159	119,760
Change in unrealized gain (loss) on investments	-	-	(1,196,502)	-	(26,358,149)	(1,015,805)	(576,941)	(3,967)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558)	-	(1,328,229)	-	(29,450,432)	6,247,639	(578,394)	91,866

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,988	-	1,121,549	1,210,213	7,539	7,616
Transfers between funds	558	-	4,822,680	-	(1,183,865)	(10,003,564)	(13,401)	(84,689)
Redemptions (note 3)	-	-	(520,932)	-	(8,756,903)	(12,856,650)	(68,078)	(144,635)
Annuity benefits	-	-	(174)	-	(10,106)	(30,576)	(33)	(36)
Contract maintenance charges (note 2)	-	-	(330)	-	(1,387)	(1,580)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,355)	-	(29,994)	(67,961)	(261)	(2,235)
Adjustments to maintain reserves	-	-	(3,701)	-	3,642	(1,740)	278	(123)

Net equity transactions	558	-	4,399,176	-	(8,857,064)	(21,751,858)	(73,956)	(224,102)

Net change in contract owners’ equity	-	-	3,070,947	-	(38,307,496)	(15,504,219)	(652,350)	(132,236)
Contract owners’ equity beginning of period	-	-	-	-	65,409,908	80,914,127	1,241,409	1,373,645

Contract owners’ equity end of period	$-	-	3,070,947	-	27,102,412	65,409,908	589,059	1,241,409

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,798,082	5,120,028	103,133	122,637
Units purchased	289	-	595,091	-	1,049,574	1,572,146	13,924	7,090
Units redeemed	(289)	-	(137,651)	-	(1,888,328)	(2,894,092)	(23,926)	(26,594)

Ending units	-	-	457,440	-	2,959,328	3,798,082	93,131	103,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCVF2		SCF		SCF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(196,574)	(441,486)	(19,169)	(27,352)	(662,975)	(3,285,226)	(47,414)	(99,773)
Realized gain (loss) on investments	(17,202,333)	28,370,249	(241,558)	260,703	(3,341,197)	31,945,808	49,954	330,600
Change in unrealized gain (loss) on investments	(50,701,638)	(86,190,696)	(513,903)	(886,443)	(117,677,945)	(62,880,047)	(2,584,170)	(940,028)
Reinvested capital gains	-	36,827,953	-	393,171	37,116,005	39,992,698	805,965	732,961

Net increase (decrease) in contract owners’ equity resulting from operations	(68,100,545)	(21,433,980)	(774,630)	(259,921)	(84,566,112)	5,773,233	(1,775,665)	23,760

Equity transactions:
Purchase payments received from contract owners (note 3)	3,915,778	6,344,608	28,960	16,475	4,038,550	5,413,326	11,177	33,095
Transfers between funds	(21,006,553)	(43,604,852)	(348,107)	(167,478)	(20,372,795)	(26,284,307)	(83,360)	(133,809)
Redemptions (note 3)	(39,200,117)	(55,855,320)	(235,995)	(453,389)	(35,541,255)	(55,465,119)	(366,757)	(434,891)
Annuity benefits	(58,114)	(75,493)	(83)	(90)	(75,743)	(171,791)	-	-
Contract maintenance charges (note 2)	(5,797)	(6,608)	-	-	(5,421)	(5,341)	-	-
Contingent deferred sales charges (note 2)	(184,216)	(310,383)	(3,074)	(8,566)	(114,889)	(249,745)	(5,100)	(4,520)
Adjustments to maintain reserves	2,445	(19,981)	674	(231)	21,566	193,830	(138)	(172)

Net equity transactions	(56,536,574)	(93,528,029)	(557,625)	(613,279)	(52,049,987)	(76,569,147)	(444,178)	(540,297)

Net change in contract owners’ equity	(124,637,119)	(114,962,009)	(1,332,255)	(873,200)	(136,616,099)	(70,795,914)	(2,219,843)	(516,537)
Contract owners’ equity beginning of period	245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

Contract owners’ equity end of period	$121,000,019	245,637,138	1,309,314	2,641,569	117,981,792	254,597,891	2,575,248	4,795,091

CHANGES IN UNITS:
Beginning units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572
Units purchased	1,604,289	1,460,932	12,140	15,859	1,249,698	2,239,661	16,818	21,067
Units redeemed	(3,987,998)	(4,534,160)	(62,859)	(57,980)	(3,683,338)	(5,068,569)	(52,229)	(55,190)

Ending units	6,639,101	9,022,810	148,938	199,657	7,666,352	10,099,992	281,038	316,449

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		TRF2		GVUS1		GVUSL
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$613,571	(266,632)	(8,050)	(21,622)	(15)	(8)	(45,233)	(49,886)
Realized gain (loss) on investments	(5,725,472)	13,316,929	96,319	393,750	(51)	67	(1,391,206)	279,175
Change in unrealized gain (loss) on investments	(128,608,817)	(5,224,104)	(784,669)	(327,029)	(1,874)	(259)	(5,588,713)	(1,006,313)
Reinvested capital gains	31,797,048	15,331,331	162,491	80,403	-	587	-	2,477,702

Net increase (decrease) in contract owners’ equity resulting from operations	(101,923,670)	23,157,524	(533,909)	125,502	(1,940)	387	(7,025,152)	1,700,678

Equity transactions:
Purchase payments received from contract owners (note 3)	3,540,069	4,441,328	12,699	95,873	-	-	276,990	533,643
Transfers between funds	(12,672,352)	(10,375,547)	(224,362)	(290,908)	-	-	(1,026,692)	(5,391,007)
Redemptions (note 3)	(47,081,039)	(76,550,981)	(128,530)	(666,006)	-	-	(1,879,117)	(2,711,758)
Annuity benefits	(129,008)	(159,362)	-	-	(330)	(402)	-	-
Contract maintenance charges (note 2)	(13,512)	(14,233)	-	-	-	-	(257)	(227)
Contingent deferred sales charges (note 2)	(111,372)	(200,528)	(592)	(487)	-	-	(6,741)	(14,007)
Adjustments to maintain reserves	(2,709)	10,020	(23)	(140)	65	53	(311)	26

Net equity transactions	(56,469,923)	(82,849,303)	(340,808)	(861,668)	(265)	(349)	(2,636,128)	(7,583,330)

Net change in contract owners’ equity	(158,393,593)	(59,691,779)	(874,717)	(736,166)	(2,205)	38	(9,661,280)	(5,882,652)
Contract owners’ equity beginning of period	281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

Contract owners’ equity end of period	$123,108,599	281,502,192	671,229	1,545,946	1,830	4,035	6,047,515	15,708,795

CHANGES IN UNITS:
Beginning units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544
Units purchased	1,718,150	2,595,950	6,058	47,770	5	-	237,388	527,892
Units redeemed	(6,242,491)	(8,117,332)	(34,650)	(113,952)	(25)	(22)	(428,308)	(978,735)

Ending units	13,778,445	18,302,786	87,219	115,811	221	241	663,781	854,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,094)	-	(7,144)	-	16,944	-	(13,920)	(22,752)
Realized gain (loss) on investments	(63,062)	-	(281,569)	-	(12,203)	-	(19,896)	95,422
Change in unrealized gain (loss) on investments	(28,282)	-	(2,564,214)	-	(18,277)	-	(949,061)	261,196
Reinvested capital gains	-	-	-	-	-	-	174,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,438)	-	(2,852,927)	-	(13,536)	-	(808,509)	333,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,303	-	123,870	-	41,397	-	10,202	11,211
Transfers between funds	232,942	-	9,759,142	-	2,353,741	-	(62,178)	(259,332)
Redemptions (note 3)	(17,603)	-	(607,930)	-	(321,358)	-	(227,560)	(238,333)
Annuity benefits	(83)	-	(85)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(390)	-	(4)	-	(144)	(154)
Contingent deferred sales charges (note 2)	(146)	-	(3,516)	-	(1,490)	-	(414)	(2,216)
Adjustments to maintain reserves	2	-	(123)	-	(36)	-	(37)	(98)

Net equity transactions	223,415	-	9,270,968	-	2,072,250	-	(280,131)	(488,922)

Net change in contract owners’ equity	130,977	-	6,418,041	-	2,058,714	-	(1,088,640)	(155,056)
Contract owners’ equity beginning of period	-	-	-	-	-	-	1,838,357	1,993,413

Contract owners’ equity end of period	$130,977	-	6,418,041	-	2,058,714	-	749,717	1,838,357

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	455,623	572,880
Units purchased	48,886	-	1,211,311	-	302,300	-	72,871	66,951
Units redeemed	(24,833)	-	(165,773)	-	(94,027)	-	(154,488)	(184,208)

Ending units	24,053	-	1,045,538	-	208,273	-	374,006	455,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		GVUGL		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(91,472)	(175,925)	(6,268)	(5,678)	(174,889)	(250,759)	373,720	382,521
Realized gain (loss) on investments	(819,546)	2,160,076	(9,225)	6,946	(788,766)	605,851	(7,029,917)	5,719,223
Change in unrealized gain (loss) on investments	(5,579,673)	371,664	(291,285)	71,502	(8,476,873)	3,420,371	(15,913,348)	(11,385,657)
Reinvested capital gains	992,395	-	86,636	-	2,532,001	-	645,408	3,329,273

Net increase (decrease) in contract owners’ equity resulting from operations	(5,498,296)	2,355,815	(220,142)	72,770	(6,908,527)	3,775,463	(21,924,137)	(1,954,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,377	437,870	72,552	59,283	347,857	455,305	1,413,030	2,305,820
Transfers between funds	(7,465,381)	4,737,084	1,031	(37,155)	(2,951,606)	(3,057,228)	(7,031,518)	(3,153,122)
Redemptions (note 3)	(1,396,775)	(1,926,675)	(14,490)	(7,500)	(2,245,854)	(4,044,052)	(10,503,652)	(18,153,363)
Annuity benefits	(153)	(248)	(28,780)	(28,023)	-	-	(49,757)	(69,205)
Contract maintenance charges (note 2)	(367)	(401)	(7)	1	(293)	(307)	(2,041)	(1,898)
Contingent deferred sales charges (note 2)	(5,810)	(12,375)	-	-	(10,226)	(18,126)	(35,917)	(61,616)
Adjustments to maintain reserves	(294)	(141)	1,857	1,397	(263)	(731)	(78,676)	5,360

Net equity transactions	(8,547,403)	3,235,114	32,163	(11,997)	(4,860,385)	(6,665,139)	(16,288,531)	(19,128,024)

Net change in contract owners’ equity	(14,045,699)	5,590,929	(187,979)	60,773	(11,768,912)	(2,889,676)	(38,212,668)	(21,082,664)
Contract owners’ equity beginning of period	17,941,890	12,350,961	491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945

Contract owners’ equity end of period	$3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101	32,513,613	70,726,281

CHANGES IN UNITS:
Beginning units	1,242,540	1,016,600	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484
Units purchased	225,809	1,233,110	5,893	5,909	416,266	485,930	2,740,936	1,786,524
Units redeemed	(937,624)	(1,007,170)	(3,160)	(7,244)	(792,701)	(946,036)	(4,119,287)	(3,147,863)

Ending units	530,725	1,242,540	32,147	29,414	806,416	1,182,851	3,874,794	5,253,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,018,270	3,875,973	20,889	-	(402,306)	(835,454)	(82,313)	78,022

Realized gain (loss) on investments	(6,030,653)	2,640,455	(124,257)	-	7,600,226	11,077,742	(2,028,868)	599,542

Change in unrealized gain (loss) on investments	(23,892,052)	(1,824,280)	(226,268)	-	(35,517,706)	(4,644,578)	(261,229)	(1,537,487)
Reinvested capital gains	2,448,871	7,186	-	-	2,150,220	-	91	768,457

Net increase (decrease) in contract owners’ equity resulting from operations	(21,455,564)	4,699,334	(329,636)	-	(26,169,566)	5,597,710	(2,372,319)	(91,466)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,411,075	2,396,745	10,724	-	1,020,657	1,383,106	313,130	678,272
Transfers between funds	(15,083,844)	2,897,593	1,283,244	-	(3,114,685)	(6,082,890)	(8,174,807)	8,126,129
Redemptions (note 3)	(24,988,574)	(28,337,908)	(87,149)	-	(13,026,487)	(16,304,293)	(1,104,524)	(1,548,327)
Annuity benefits	(47,939)	(54,208)	(77)	-	(11,062)	(13,365)	(2,028)	(2,884)
Contract maintenance charges (note 2)	(1,056)	(991)	(3)	-	(1,455)	(1,721)	(438)	(216)
Contingent deferred sales charges (note 2)	(78,247)	(110,595)	(1,610)	-	(32,324)	(64,098)	(8,612)	(12,463)
Adjustments to maintain reserves	5,811	5,867	(103)	-	625	2,039	(1,946)	(2,661)

Net equity transactions	(38,782,774)	(23,203,497)	1,205,026	-	(15,164,731)	(21,081,222)	(8,979,225)	7,237,850

Net change in contract owners’ equity	(60,238,338)	(18,504,163)	875,390	-	(41,334,297)	(15,483,512)	(11,351,544)	7,146,384
Contract owners’ equity beginning of period	134,573,446	153,077,609	-	-	80,354,636	95,838,148	12,946,510	5,800,126

Contract owners’ equity end of period	$74,335,108	134,573,446	875,390	-	39,020,339	80,354,636	1,594,966	12,946,510

CHANGES IN UNITS:
Beginning units	9,025,394	10,669,793	-	-	4,032,425	5,156,402	1,121,173	506,394
Units purchased	2,293,675	3,050,774	263,541	-	746,054	744,063	345,137	1,216,731
Units redeemed	(5,251,953)	(4,695,173)	(107,952)	-	(1,603,584)	(1,868,040)	(1,200,201)	(601,952)

Ending units	6,067,116	9,025,394	155,589	-	3,174,895	4,032,425	266,109	1,121,173

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,287,791)	(2,041,586)	(636,157)	(830,324)	(12,266)	(48,746)	(23,803)	(33,510)
Realized gain (loss) on investments	14,345,893	29,055,056	(4,953,512)	18,937,332	(579,464)	567,234	(541,687)	190,757
Change in unrealized gain (loss) on investments	(73,525,161)	6,324,263	(66,411,465)	(20,218,940)	(1,680,926)	(696,613)	(463,129)	(275,464)
Reinvested capital gains	-	-	13,838,171	13,518,440	8,072	161,041	51,557	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	(60,467,059)	33,337,733	(58,162,963)	11,406,508	(2,264,584)	(17,084)	(977,062)	(92,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,212,863	2,547,179	1,519,919	2,332,226	143,591	252,513	9,231	33,565
Transfers between funds	(11,247,612)	(7,882,512)	(7,231,103)	(14,746,424)	(665,957)	1,465,865	446,549	402,122
Redemptions (note 3)	(24,788,653)	(34,663,487)	(19,753,050)	(28,474,461)	(648,629)	(763,648)	(163,646)	(198,158)
Annuity benefits	(27,946)	(37,750)	(9,649)	(13,978)	(21,794)	(18,761)	(4,330)	(6,166)
Contract maintenance charges (note 2)	(3,812)	(3,928)	(2,047)	(2,142)	(227)	(84)	(26)	(12)
Contingent deferred sales charges (note 2)	(56,717)	(134,352)	(49,624)	(112,940)	(4,134)	(3,889)	(1,834)	(1,437)
Adjustments to maintain reserves	512	7,761	297	1,082	117	(53)	46	(43)

Net equity transactions	(33,911,365)	(40,167,089)	(25,525,257)	(41,016,637)	(1,197,033)	931,943	285,990	229,871

Net change in contract owners’ equity	(94,378,424)	(6,829,356)	(83,688,220)	(29,610,129)	(3,461,617)	914,859	(691,072)	137,174
Contract owners’ equity beginning of period	161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	1,760,273	1,623,099

Contract owners’ equity end of period	$66,627,966	161,006,390	45,700,168	129,388,388	2,410,952	5,872,569	1,069,201	1,760,273

CHANGES IN UNITS:
Beginning units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	138,132	118,814
Units purchased	796,262	2,266,136	1,713,452	1,928,346	168,587	634,092	534,763	281,364
Units redeemed	(2,595,256)	(4,192,481)	(3,490,610)	(4,186,819)	(296,861)	(558,687)	(522,550)	(262,046)

Ending units	4,899,483	6,698,477	5,238,503	7,015,661	408,423	536,697	150,345	138,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVCAFS		OVGS3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(16,865)	(183,056)	(2,312,922)	(3,320,850)	(91,399)	(118,426)	594,330	339,641
Realized gain (loss) on investments	227,961	531,346	19,599,369	23,295,136	315,345	363,580	5,280,326	21,827,487
Change in unrealized gain (loss) on investments	(3,897,532)	483,657	(140,675,586)	22,322,044	(3,066,026)	469,333	(89,026,528)	(21,611,082)
Reinvested capital gains	382,045	59,366	-	-	-	-	10,452,940	11,309,263

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,391)	891,313	(123,389,139)	42,296,330	(2,842,080)	714,487	(72,698,932)	11,865,309

Equity transactions:
Purchase payments received from contract owners (note 3)	478,547	998,553	5,450,845	6,277,396	45,363	121,650	4,626,918	8,086,350
Transfers between funds	(9,088,330)	7,328,269	(20,775,362)	(33,122,503)	(341,802)	(211,389)	(16,024,052)	(20,082,233)
Redemptions (note 3)	(2,387,418)	(2,900,495)	(48,537,324)	(59,145,457)	(449,085)	(442,515)	(25,564,616)	(33,627,276)
Annuity benefits	(8,095)	(8,158)	(161,008)	(174,926)	(571)	(591)	(55,153)	(53,230)
Contract maintenance charges (note 2)	(952)	(541)	(9,255)	(10,347)	-	-	(4,272)	(4,298)
Contingent deferred sales charges (note 2)	(11,422)	(16,468)	(186,629)	(299,975)	(4,782)	(6,989)	(137,186)	(189,900)
Adjustments to maintain reserves	339	(647)	11,727	(19,254)	6,090	(915)	1,963	(8,649)

Net equity transactions	(11,017,331)	5,400,513	(64,207,006)	(86,495,066)	(744,787)	(540,749)	(37,156,398)	(45,879,236)

Net change in contract owners’ equity	(14,321,722)	6,291,826	(187,596,145)	(44,198,736)	(3,586,867)	173,738	(109,855,330)	(34,013,927)
Contract owners’ equity beginning of period	17,751,807	11,459,981	315,406,436	359,605,172	6,613,996	6,440,258	201,751,944	235,765,871

Contract owners’ equity end of period	$3,430,085	17,751,807	127,810,291	315,406,436	3,027,129	6,613,996	91,896,614	201,751,944

CHANGES IN UNITS:
Beginning units	1,195,809	801,737	17,017,191	21,906,532	515,617	561,578	8,674,031	10,676,504
Units purchased	357,286	995,102	2,153,920	2,461,251	25,606	30,420	1,430,106	1,951,015
Units redeemed	(1,164,016)	(601,030)	(6,423,322)	(7,350,592)	(99,762)	(76,381)	(3,422,328)	(3,953,488)

Ending units	389,079	1,195,809	12,747,789	17,017,191	441,461	515,617	6,681,809	8,674,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,008	245,502	(23,786)	(47,643)	80,426	(12,462)	53,252	152,772
Realized gain (loss) on investments	14,101,095	21,072,192	460,253	479,556	(1,182,350)	(20,706)	(187,758)	10,353
Change in unrealized gain (loss) on investments	(76,182,265)	(20,856,397)	(3,067,304)	(482,044)	(606,013)	(37,536)	(485,159)	(147,534)
Reinvested capital gains	7,978,626	8,738,887	330,617	332,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,608,536)	9,200,184	(2,300,220)	282,619	(1,707,937)	(70,704)	(619,665)	15,591

Equity transactions:
Purchase payments received from contract owners (note 3)	472,201	434,629	(33)	47,601	48,027	171,700	-	165,663
Transfers between funds	(13,108,614)	(14,064,896)	(308,049)	(297,816)	481,048	1,813,781	(386,775)	(718,229)
Redemptions (note 3)	(21,683,275)	(22,562,633)	(680,342)	(482,722)	(243,386)	(160,801)	(214,453)	(519,758)
Annuity benefits	(58,175)	(140,663)	(3,240)	(2,727)	-	-	-	-
Contract maintenance charges (note 2)	(1,503)	(1,306)	-	-	(18)	(3)	(37)	(24)
Contingent deferred sales charges (note 2)	(64,599)	(125,496)	(6,120)	(5,689)	(1,208)	(985)	(452)	(357)
Adjustments to maintain reserves	24,085	204,936	12	218	(7,460)	(44)	(74)	(62)

Net equity transactions	(34,419,880)	(36,255,429)	(997,772)	(741,135)	277,003	1,823,648	(601,791)	(1,072,767)

Net change in contract owners’ equity	(88,028,416)	(27,055,245)	(3,297,992)	(458,516)	(1,430,934)	1,752,944	(1,221,456)	(1,057,176)
Contract owners’ equity beginning of period	154,193,099	181,248,344	6,282,084	6,740,600	1,752,944	-	1,349,911	2,407,087

Contract owners’ equity end of period	$66,164,683	154,193,099	2,984,092	6,282,084	322,010	1,752,944	128,455	1,349,911

CHANGES IN UNITS:
Beginning units	9,761,653	11,724,356	370,311	416,735	182,957	-	128,274	225,947
Units purchased	1,073,574	933,209	468	1	502,308	275,803	11,358	215,299
Units redeemed	(3,484,742)	(2,895,912)	(70,993)	(46,425)	(524,356)	(92,846)	(81,470)	(312,972)

Ending units	7,350,485	9,761,653	299,786	370,311	160,909	182,957	58,162	128,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHIS		OVSC		OVSCS		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,896	12,300	(60,813)	(103,193)	(1,645)	(2,333)	888,401	(504,309)
Realized gain (loss) on investments	(5,963)	(5,318)	(2,083,901)	564,999	(2,631)	7,112	5,751,651	17,703,416
Change in unrealized gain (loss) on investments	(90,139)	(10,954)	(2,608,008)	(1,360,991)	(90,807)	(16,502)	(110,502,352)	(5,699,597)
Reinvested capital gains	-	-	529,052	305,134	9,017	7,442	13,739,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,206)	(3,972)	(4,223,670)	(594,051)	(86,066)	(4,281)	(90,123,178)	11,499,510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1	332,531	561,330	11,353	3,250	4,415,785	5,107,934
Transfers between funds	(2,247)	17,153	211,367	5,974,508	44,261	1,012	(17,806,428)	(14,580,448)
Redemptions (note 3)	(2,906)	(3,574)	(1,829,940)	(1,669,503)	(9,463)	(9,487)	(47,832,085)	(60,933,569)
Annuity benefits	(10,086)	(25,728)	-	-	(9,663)	(12,645)	(82,922)	(111,431)
Contract maintenance charges (note 2)	(1)	-	(589)	(160)	(4)	-	(5,337)	(5,241)
Contingent deferred sales charges (note 2)	-	-	(8,795)	(4,995)	-	-	(135,484)	(280,459)
Adjustments to maintain reserves	760	809	(75)	(519)	670	536	14,057	13,585

Net equity transactions	(14,480)	(11,339)	(1,295,501)	4,860,661	37,154	(17,334)	(61,432,414)	(70,789,629)

Net change in contract owners’ equity	(104,686)	(15,311)	(5,519,171)	4,266,610	(48,912)	(21,615)	(151,555,592)	(59,290,119)
Contract owners’ equity beginning of period	127,992	143,303	11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480

Contract owners’ equity end of period	$23,306	127,992	5,836,724	11,355,895	141,006	189,918	120,383,769	271,939,361

CHANGES IN UNITS:
Beginning units	10,820	11,906	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427
Units purchased	98	1,534	887,546	1,191,977	4,421	264	2,538,411	4,114,868
Units redeemed	(1,596)	(2,620)	(1,041,298)	(743,345)	(1,636)	(1,372)	(7,582,463)	(8,698,651)

Ending units	9,322	10,820	954,905	1,108,657	15,897	13,112	13,429,592	18,473,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGIS		OVAG		OVSBS		PMVRRA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(24,043)	(86,815)	(1,092,629)	(1,870,510)	207,884	91,649	15,818	23,833
Realized gain (loss) on investments	444,822	453,823	5,752,427	19,281,977	132,649	112,129	11,168	(6,026)
Change in unrealized gain (loss) on investments	(3,775,931)	(152,918)	(62,520,126)	(8,471,023)	(1,363,229)	241,735	(106,613)	37,674
Reinvested capital gains	445,757	-	-	-	75,957	-	1,088	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	(2,909,395)	214,090	(57,860,328)	8,940,444	(946,739)	445,513	(78,539)	56,827

Equity transactions:
Purchase payments received from contract owners (note 3)	14,913	82,477	3,394,926	3,839,629	35,338	226,721	79,283	61,091
Transfers between funds	(1,686,932)	(115,776)	(6,661,217)	(15,715,410)	83,579	660,896	655,738	(274,221)
Redemptions (note 3)	(897,400)	(613,701)	(21,499,313)	(32,490,201)	(1,477,226)	(421,753)	(241,904)	(325,015)
Annuity benefits	-	-	(8,655)	(11,118)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9,098)	(10,723)	-	-	(139)	(64)
Contingent deferred sales charges (note 2)	(9,749)	(4,494)	(61,891)	(144,869)	(13,762)	(5,125)	(290)	-
Adjustments to maintain reserves	(38)	(201)	10,659	981	(94)	(138)	(17,553)	4,827

Net equity transactions	(2,579,206)	(651,695)	(24,834,589)	(44,531,711)	(1,372,165)	460,601	475,135	(533,382)

Net change in contract owners’ equity	(5,488,601)	(437,605)	(82,694,917)	(35,591,267)	(2,318,904)	906,114	396,596	(476,555)
Contract owners’ equity beginning of period	8,506,714	8,944,319	135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146

Contract owners’ equity end of period	$3,018,113	8,506,714	53,231,517	135,926,434	4,170,962	6,489,866	675,187	278,591

CHANGES IN UNITS:
Beginning units	664,432	714,818	8,636,413	11,328,404	452,665	418,884	25,083	74,407
Units purchased	8,508	38,789	1,162,852	1,977,736	96,556	94,813	120,057	43,913
Units redeemed	(281,602)	(89,175)	(3,103,952)	(4,669,727)	(202,868)	(61,032)	(78,999)	(93,237)

Ending units	391,338	664,432	6,695,313	8,636,413	346,353	452,665	66,141	25,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVTRA		PVGIB		ROCMC		SBLD
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$48,995	13,037	155	1	11,459	3,097	(2,099)	(1,810)
Realized gain (loss) on investments	11,203	2,311	(1,652)	1,989	(27,171)	7,154	1,564	9,856
Change in unrealized gain (loss) on investments	(53,680)	13,637	(10,806)	(8,685)	(353,287)	(53,353)	(94,274)	3,230
Reinvested capital gains	36,799	-	3,317	4,735	72,227	39,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,317	28,985	(8,986)	(1,960)	(296,772)	(3,887)	(94,809)	11,276

Equity transactions:
Purchase payments received from contract owners (note 3)	240,889	52,049	-	-	234,371	158,327	74,670	26,732
Transfers between funds	1,405,182	158,654	-	-	158,218	212,644	12,940	118,881
Redemptions (note 3)	(280,053)	(84,220)	(6,482)	(8,256)	(127,042)	(27,884)	(17,444)	(84,802)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(9)	(1)	-	(264)	(123)	(73)	(37)
Contingent deferred sales charges (note 2)	(406)	-	-	-	(150)	(99)	(33)	(109)
Adjustments to maintain reserves	(11,257)	(43)	134	170	246	(72)	75	(62)

Net equity transactions	1,354,145	126,431	(6,349)	(8,086)	265,379	342,793	70,135	60,603

Net change in contract owners’ equity	1,397,462	155,416	(15,335)	(10,046)	(31,393)	338,906	(24,674)	71,879
Contract owners’ equity beginning of period	376,864	221,448	28,097	38,143	467,888	128,982	190,962	119,083

Contract owners’ equity end of period	$1,774,326	376,864	12,762	28,097	436,495	467,888	166,288	190,962

CHANGES IN UNITS:
Beginning units	33,848	21,396	2,177	2,742	41,378	11,724	15,283	10,257
Units purchased	270,041	36,096	16	-	39,926	43,356	8,384	9,873
Units redeemed	(150,157)	(23,644)	(559)	(565)	(12,529)	(13,702)	(1,834)	(4,847)

Ending units	153,732	33,848	1,634	2,177	68,775	41,378	21,833	15,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLJ		SBLN		SBLO		SBLP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(643)	(669)	(1,317)	(1,565)	(4,811)	(2,820)	(2,542)	(5,333)
Realized gain (loss) on investments	(1,928)	1,271	(6,462)	5,757	(25,830)	18,038	(8,704)	35,562
Change in unrealized gain (loss) on investments	(25,537)	(8,246)	(31,348)	(4,569)	(316,763)	(13,238)	(56,918)	(23,113)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,108)	(7,644)	(39,127)	(377)	(347,404)	1,980	(68,164)	7,116

Equity transactions:
Purchase payments received from contract owners (note 3)	10,959	7,641	25,673	21,066	330,116	45,498	40,177	51,986
Transfers between funds	17,007	3,848	33,714	148,997	666,343	247,152	(165,883)	(73,886)
Redemptions (note 3)	-	(1,602)	(39,407)	(109,777)	(113,418)	(162,739)	(114,947)	(156,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(8)	(60)	(57)	(112)	(41)	(36)	(52)
Contingent deferred sales charges (note 2)	-	-	(252)	(312)	(195)	(116)	(117)	-
Adjustments to maintain reserves	3	(40)	20	2,016	391	(86)	(50)	(27)

Net equity transactions	27,954	9,839	19,688	61,933	883,125	129,668	(240,856)	(178,014)

Net change in contract owners’ equity	(154)	2,195	(19,439)	61,556	535,721	131,648	(309,020)	(170,898)
Contract owners’ equity beginning of period	60,149	57,954	126,202	64,646	290,548	158,900	438,344	609,242

Contract owners’ equity end of period	$59,995	60,149	106,763	126,202	826,269	290,548	129,324	438,344

CHANGES IN UNITS:
Beginning units	6,602	5,632	10,932	5,872	25,150	13,985	40,974	57,506
Units purchased	113,712	5,025	6,345	31,951	107,433	22,577	27,490	35,310
Units redeemed	(109,226)	(4,055)	(4,433)	(26,891)	(15,246)	(11,412)	(50,991)	(51,842)

Ending units	11,088	6,602	12,844	10,932	117,337	25,150	17,473	40,974

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLQ		SBLV		SBLX		SBLY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,630)	(4,387)	(14,386)	(11,825)	(154)	(14)	(78)	(71)
Realized gain (loss) on investments	10,976	4,480	(17,204)	29,869	(401)	159	(33)	813
Change in unrealized gain (loss) on investments	(285,507)	16,405	(458,862)	(67,141)	(6,050)	(60)	(1,645)	(1,017)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,161)	16,498	(490,452)	(49,097)	(6,605)	85	(1,756)	(275)

Equity transactions:
Purchase payments received from contract owners (note 3)	233,907	176,666	417,178	354,059	8,777	5,458	3,843	3,177
Transfers between funds	(40,290)	255,046	193,590	729,003	21,316	(4,842)	6,951	(9,644)
Redemptions (note 3)	(64,448)	(24,723)	(185,786)	(156,138)	(1,346)	(10)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(87)	(481)	(234)	(1)	(1)	(4)	(4)
Contingent deferred sales charges (note 2)	(282)	(164)	(329)	(185)	(14)	-	-	-
Adjustments to maintain reserves	24	(180)	354	-	(1,136)	35	(3)	-

Net equity transactions	128,701	406,558	424,526	926,505	27,596	640	10,787	(6,471)

Net change in contract owners’ equity	(152,460)	423,056	(65,926)	877,408	20,991	725	9,031	(6,746)
Contract owners’ equity beginning of period	612,804	189,748	1,392,964	515,556	1,561	836	5,466	12,212

Contract owners’ equity end of period	$460,344	612,804	1,327,038	1,392,964	22,552	1,561	14,497	5,466

CHANGES IN UNITS:
Beginning units	52,222	17,623	128,838	48,041	145	81	545	1,127
Units purchased	28,955	50,680	108,472	136,051	4,652	187	1,909	110
Units redeemed	(16,585)	(16,081)	(63,841)	(55,254)	(787)	(123)	(136)	(692)

Ending units	64,592	52,222	173,469	128,838	4,010	145	2,318	545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(185,092)	(198,182)	186,838	74,112	321,897	143,811	(183,729)	(510,988)
Realized gain (loss) on investments	(239,353)	1,159,924	(2,315,115)	824,754	(43,469)	27,283	4,790,454	2,628,807
Change in unrealized gain (loss) on investments	(9,414,343)	1,060,069	(7,849,625)	(2,124,100)	(382,396)	37,028	(28,592,087)	3,695,392
Reinvested capital gains	-	-	663,399	1,402,463	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,838,788)	2,021,811	(9,314,503)	177,229	(103,968)	208,122	(23,985,362)	5,813,211

Equity transactions:
Purchase payments received from contract owners (note 3)	454,138	625,835	559,873	1,260,077	154,364	394,115	2,770,730	3,159,193
Transfers between funds	1,316,562	6,994,393	2,938,361	8,989,178	12,266,312	3,509,439	(3,785,906)	(5,973,294)
Redemptions (note 3)	(2,794,771)	(2,479,531)	(3,122,007)	(3,054,959)	(2,390,323)	(476,933)	(13,483,880)	(19,184,657)
Annuity benefits	(19,136)	(17,614)	(45,270)	(55,610)	(18,748)	(18,484)	(7,245)	(9,229)
Contract maintenance charges (note 2)	(597)	(84)	(347)	(190)	(72)	(15)	(11,814)	(13,255)
Contingent deferred sales charges (note 2)	(8,487)	(12,151)	(6,597)	(8,664)	(10,856)	(946)	(30,609)	(69,166)
Adjustments to maintain reserves	490	761	2,319	3,162	853	1,676	(2,257)	9,588

Net equity transactions	(1,051,801)	5,111,609	326,332	7,132,994	10,001,530	3,408,852	(14,550,981)	(22,080,820)

Net change in contract owners’ equity	(10,890,589)	7,133,420	(8,988,171)	7,310,223	9,897,562	3,616,974	(38,536,343)	(16,267,609)
Contract owners’ equity beginning of period	22,615,063	15,481,643	23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131

Contract owners’ equity end of period	$11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016	40,224,179	78,760,522

CHANGES IN UNITS:
Beginning units	1,844,368	1,416,705	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635
Units purchased	757,070	1,349,612	1,305,367	1,758,530	1,700,083	587,621	967,636	1,199,991
Units redeemed	(921,984)	(921,949)	(1,298,259)	(1,136,337)	(771,342)	(267,839)	(2,371,559)	(3,119,544)

Ending units	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947	5,103,159	6,507,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRGS		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,011)	(3,240)	(272,226)	(318,935)	(290,400)	(289,225)	(389,073)	(552,212)
Realized gain (loss) on investments	3,657	8,323	(11,687,014)	4,754,820	(222,612)	8,369,104	821,244	4,389,248
Change in unrealized gain (loss) on investments	(61,769)	6,409	(23,890,893)	1,073,929	(37,350,529)	(2,732,347)	(31,674,577)	8,692,406
Reinvested capital gains	-	-	14,938,207	7,145,439	14,422,780	8,098,344	8,659,750	5,718,183

Net increase (decrease) in contract owners’ equity resulting from operations	(60,123)	11,492	(20,911,926)	12,655,253	(23,440,761)	13,445,876	(22,582,656)	18,247,625

Equity transactions:
Purchase payments received from contract owners (note 3)	(22)	150	526,090	899,719	191,031	210,116	635,477	960,182
Transfers between funds	(15,780)	(8,350)	(11,013,431)	3,310,415	(3,053,485)	(3,869,581)	(6,122,498)	5,259,716
Redemptions (note 3)	(27,013)	(24,551)	(5,193,517)	(8,694,643)	(5,440,456)	(11,164,788)	(10,472,526)	(9,232,873)
Annuity benefits	-	-	(1,148)	(1,033)	(23,232)	(38,506)	(5,340)	(4,538)
Contract maintenance charges (note 2)	-	-	(193)	(181)	(807)	(948)	(263)	(196)
Contingent deferred sales charges (note 2)	(377)	(252)	(10,040)	(44,893)	(6,474)	(26,351)	(18,204)	(30,077)
Adjustments to maintain reserves	(5)	(60)	(872)	1,980	(58)	2,518	(129)	1,811

Net equity transactions	(43,197)	(33,063)	(15,693,111)	(4,528,636)	(8,333,481)	(14,887,540)	(15,983,483)	(3,045,975)

Net change in contract owners’ equity	(103,320)	(21,571)	(36,605,037)	8,126,617	(31,774,242)	(1,441,664)	(38,566,139)	15,201,650
Contract owners’ equity beginning of period	199,928	221,499	45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506

Contract owners’ equity end of period	$96,608	199,928	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156

CHANGES IN UNITS:
Beginning units	18,076	21,134	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076
Units purchased	46	186	397,496	1,182,476	80,526	242,210	1,063,353	1,231,030
Units redeemed	(4,546)	(3,244)	(1,070,742)	(1,351,030)	(384,029)	(617,202)	(1,634,692)	(1,376,957)

Ending units	13,576	18,076	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		ACEG2		ACC2		MSVFI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(180,071)	(287,517)	(32,589)	(49,034)	75,437	(48,831)	332,635	226,501
Realized gain (loss) on investments	4,190,232	5,478,595	59,155	216,127	756,583	1,128,630	(1,295,605)	54,488
Change in unrealized gain (loss) on investments	(19,629,831)	1,678,174	(1,239,974)	185,542	(7,069,165)	(2,196,928)	(306,788)	58,059
Reinvested capital gains	4,230,495	3,746,441	-	-	766,923	430,843	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,389,175)	10,615,693	(1,213,408)	352,635	(5,470,222)	(686,286)	(1,269,758)	339,048

Equity transactions:
Purchase payments received from contract owners (note 3)	643,109	196,048	137	48,464	66,930	237,209	419,365	544,071
Transfers between funds	(3,243,713)	(3,522,920)	68,694	(175,282)	(1,120,875)	(517,420)	(184,643)	7,775,741
Redemptions (note 3)	(5,436,976)	(5,883,964)	(140,334)	(304,226)	(1,997,497)	(1,819,860)	(2,529,890)	(1,398,276)
Annuity benefits	(22,696)	(21,463)	-	-	(5,234)	(4,454)	-	-
Contract maintenance charges (note 2)	(477)	(344)	-	-	-	-	(539)	(155)
Contingent deferred sales charges (note 2)	(5,154)	(13,033)	(2,201)	(4,557)	(23,576)	(27,484)	(13,586)	(9,154)
Adjustments to maintain reserves	10,042	8,280	(77)	(44)	94	10	125	(403)

Net equity transactions	(8,055,865)	(9,237,396)	(73,781)	(435,645)	(3,080,158)	(2,131,999)	(2,309,168)	6,911,824

Net change in contract owners’ equity	(19,445,040)	1,378,297	(1,287,189)	(83,010)	(8,550,380)	(2,818,285)	(3,578,926)	7,250,872
Contract owners’ equity beginning of period	30,517,042	29,138,745	2,481,515	2,564,525	17,036,615	19,854,900	11,267,437	4,016,565

Contract owners’ equity end of period	$11,072,002	30,517,042	1,194,326	2,481,515	8,486,235	17,036,615	7,688,511	11,267,437

CHANGES IN UNITS:
Beginning units	800,293	1,061,403	215,311	254,837	1,281,115	1,437,197	1,037,706	385,528
Units purchased	70,122	112,631	16,826	7,856	22,265	56,232	1,037,826	1,106,941
Units redeemed	(330,253)	(373,741)	(24,731)	(47,382)	(292,088)	(212,314)	(1,277,780)	(454,763)

Ending units	540,162	800,293	207,406	215,311	1,011,292	1,281,115	797,752	1,037,706

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVF2		MSEM		MSVMG		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$30,084	19,089	1,061,196	1,483,211	(73,239)	(348,499)	3,637,828	(480,825)
Realized gain (loss) on investments	(32,030)	(182)	(1,325,540)	(300,458)	(1,419,494)	3,932,936	(10,205,933)	73,854,637
Change in unrealized gain (loss) on investments	(147,097)	13,179	(3,434,427)	(665,909)	(13,899,671)	193,931	(123,544,689)	(152,134,697)
Reinvested capital gains	-	-	735,547	763,543	4,929,728	1,274,971	62,046,801	27,528,039

Net increase (decrease) in contract owners’ equity resulting from operations	(149,043)	32,086	(2,963,224)	1,280,387	(10,462,676)	5,053,339	(68,065,993)	(51,232,846)

Equity transactions:
Purchase payments received from contract owners (note 3)	51,490	70,440	97,050	119,639	299,568	427,040	3,946,915	6,455,945
Transfers between funds	(87,550)	359,331	(2,324,404)	(2,665,352)	(1,333,768)	(2,902,597)	(17,299,231)	(86,460,477)
Redemptions (note 3)	(87,893)	(82,913)	(3,856,527)	(5,436,018)	(5,449,125)	(4,644,511)	(32,420,621)	(56,175,289)
Annuity benefits	(8,248)	(6,676)	(10,295)	(9,512)	(4,878)	(5,634)	(78,227)	(116,992)
Contract maintenance charges (note 2)	-	-	(471)	(442)	(380)	(404)	(5,167)	(5,902)
Contingent deferred sales charges (note 2)	(1,412)	(828)	(12,513)	(14,810)	(12,770)	(19,710)	(140,483)	(342,146)
Adjustments to maintain reserves	852	786	739	(18,654)	3,821	(15,024)	6,714	4,350

Net equity transactions	(132,761)	340,140	(6,106,421)	(8,025,149)	(6,497,532)	(7,160,840)	(45,990,100)	(136,640,511)

Net change in contract owners’ equity	(281,804)	372,226	(9,069,645)	(6,744,762)	(16,960,208)	(2,107,501)	(114,056,093)	(187,873,357)
Contract owners’ equity beginning of period	1,157,666	785,440	22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853

Contract owners’ equity end of period	$875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

CHANGES IN UNITS:
Beginning units	93,300	60,560	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668
Units purchased	10,657	47,648	48,767	92,975	1,054,348	1,078,406	1,578,095	2,040,517
Units redeemed	(28,453)	(14,908)	(299,135)	(398,022)	(1,742,461)	(1,701,895)	(3,380,836)	(5,880,555)

Ending units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		WRLBP		SVOF
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(54,586)	(107,915)	-	620,498	729,968	(1,127,014)
Realized gain (loss) on investments	237,135	1,020,425	-	(1,081,634)	5,327,091	10,064,896
Change in unrealized gain (loss) on investments	(6,019,549)	(826,978)	-	1,110,733	(82,256,265)	(22,749,873)
Reinvested capital gains	1,492,039	1,202,247	-	-	25,001,571	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	(4,344,961)	1,287,779	-	649,597	(51,197,635)	10,055,531

Equity transactions:
Purchase payments received from contract owners (note 3)	59,357	243,136	-	102,479	2,303,077	2,815,296
Transfers between funds	(487,866)	(837,379)	-	(35,801,355)	(10,099,924)	(20,107,319)
Redemptions (note 3)	(2,821,050)	(3,062,040)	-	(2,050,313)	(22,234,173)	(23,860,094)
Annuity benefits	-	-	-	(2,903)	(16,321)	(20,577)
Contract maintenance charges (note 2)	-	-	-	-	(2,289)	(2,424)
Contingent deferred sales charges (note 2)	(4,645)	(17,325)	-	(28,396)	(81,989)	(150,669)
Adjustments to maintain reserves	(141)	787	-	(7,174)	29,732	(96,849)

Net equity transactions	(3,254,345)	(3,672,821)	-	(37,787,662)	(30,101,887)	(41,422,636)

Net change in contract owners’ equity	(7,599,306)	(2,385,042)	-	(37,138,065)	(81,299,522)	(31,367,105)
Contract owners’ equity beginning of period	13,517,054	15,902,096	-	37,138,065	149,038,744	180,405,849

Contract owners’ equity end of period	$5,917,748	13,517,054	-	-	67,739,222	149,038,744

CHANGES IN UNITS:
Beginning units	975,201	1,255,579	-	3,102,882	10,766,464	13,514,581
Units purchased	208,181	303,058	-	103,694	1,657,625	1,291,903
Units redeemed	(492,277)	(583,436)	-	(3,206,576)	(3,986,980)	(4,040,020)

Ending units	691,105	975,201	-	-	8,437,109	10,766,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Balanced Fund - Series I (AVB)

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Blue Chip Fund - Series I (AVBC)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Large Cap Growth Fund - Series I (AVLCG)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)*

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)*

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)*

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)*

Evergreen VAF - International Equity Fund - Class 1 (EVIG)*

Evergreen VAF - Omega Fund - Class 1 (EVOM)*

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)*

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)*

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

SBL Fund - Series Y (Select 25 Series) (SBLY)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 9 Options, Continued	BOA Choice		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%		1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%	(5)	-	-	-
5% Enhanced	0.05%	(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%	(9)	-	-	-
Option 2	0.30%	(9)	-	-	-
Beneficiary Protector Option	0.40%		-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-		1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%		2.25%	1.75%	1.60%
(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Corp and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$31,638,314	770	4,510	89	829	8,306	635	-
1.00%	11,310,663	-	1,628	-	239	1,729	-	-
1.05%	2,054,113	-	737	-	-	79	-	-
1.10%	12,377,108	1,322	1,265	246	187	1,085	721	-
1.15%	6,132,989	396	489	472	95	128	269	-
1.20%	15,424,367	52	1,266	-	2,966	5,672	-	-
1.25%	3,016,080	540	4,631	-	941	1,799	112	-
1.30%	2,537,874	70	184	26	-	169	-	-
1.35%	3,497,021	187	109	-	700	1,408	267	-
1.40%	13,851,518	74	2,586	544	602	2,632	1,058	-
1.45%	1,283,877	-	127	-	16	24	-	-
1.50%	2,167,457	-	14,271	-	2,746	2,083	-	3,607
1.55%	8,485,316	981	2,125	179	708	767	3,808	-
1.60%	4,881,304	10	6,187	231	1,516	335	-	1,575
1.65%	2,962,347	-	17,447	-	2,079	1,017	-	3,929
1.70%	802,137	-	11	-	-	1	-	-
1.75%	1,444,166	63	4,040	8	1,251	322	-	694
1.80%	1,202,887	-	1,804	-	324	9	-	389
1.85%	1,454,157	-	52	-	-	69	-	-
1.90%	425,598	-	2,118	-	160	-	-	566

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.95%	954,055	-	10,948	-	2,972	95	-	3,657
2.00%	852,344	-	114	-	15	73	-	-
2.05%	1,226,403	1,472	3,547	-	2,241	305	-	6,022
2.10%	687,952	-	10,829	-	905	29	-	2,830
2.15%	151,901	-	1,149	-	587	500	-	123
2.20%	656,441	-	5,658	-	3,361	348	-	1,008
2.25%	572,457	-	1,003	-	431	917	-	-
2.30%	106,570	-	-	-	-	-	-	-
2.35%	32,101	-	534	-	266	-	-	-
2.40%	205,390	-	-	-	-	-	-	-
2.45%	83,560	-	145	-	348	-	-	1,926
2.50%	82,184	-	2,345	-	-	184	-	106
2.55%	11,319	-	-	-	-	-	-	-
2.60%	122,212	-	5,251	-	109	379	-	610
2.65%	5,170	-	-	-	-	-	-	-
2.70%	1,763	-	-	-	-	-	-	-
2.85%	1,044	-	-	-	-	-	-	-

Totals	$132,702,159	5,937	107,110	1,795	26,594	30,464	6,870	27,042

	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2

0.95%	$21	392	983	-	-	3,697	362,036	-
1.00%	-	45	-	-	-	979	141,020	-
1.05%	-	-	-	-	-	56	27,624	-
1.10%	648	2,283	1,956	-	-	850	107,779	-
1.15%	102	818	82	-	-	328	49,957	-
1.20%	2	14	-	-	-	869	185,450	-
1.25%	-	-	121	216	-	101	29,162	-
1.30%	-	107	-	-	-	254	34,263	-
1.35%	-	-	92	-	-	447	39,456	-
1.40%	-	-	115	-	-	3,585	119,617	-
1.45%	-	-	-	-	-	10	8,284	-
1.50%	-	-	-	8,880	4,129	10,906	17,455	9,085
1.55%	-	-	624	-	-	1,724	80,481	-
1.60%	-	-	-	2,946	1,595	2,046	29,975	926
1.65%	-	-	-	6,709	15,561	10,493	39,933	5,938
1.70%	-	-	-	-	-	36	6,317	-
1.75%	-	-	-	926	1,037	3,211	16,575	1,398
1.80%	-	-	-	1,572	1,493	2,438	16,019	715
1.85%	-	-	-	-	-	9	7,250	-
1.90%	-	-	1,128	-	218	2,207	2,870	1,065
1.95%	-	-	-	6,757	9,228	14,494	1,264	3,532
2.00%	-	-	-	-	-	760	6,156	504
2.05%	-	-	557	5,801	3,278	6,701	9,743	2,792
2.10%	-	-	-	3,142	3,904	7,301	3,041	11,954
2.15%	-	-	-	384	-	232	615	370
2.20%	-	-	-	4,557	1,485	5,591	1,294	6,261
2.25%	-	-	-	-	-	65	255	-
2.30%	-	-	-	-	-	2	113	-
2.35%	-	-	-	274	156	727	-	969
2.40%	-	-	-	-	-	-	169	-
2.45%	-	-	-	812	93	981	218	-
2.50%	-	-	-	96	1,197	634	-	97
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,588	395	903	61	886
2.65%	-	-	-	-	-	-	7	-
2.70%	-	-	-	-	-	-	22	-
2.85%	-	-	-	-	-	-	-	-

Totals	$773	3,659	5,658	44,660	43,769	82,637	1,344,481	46,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV

0.95%	$236,787	235,765	152,517	35,061	-	24,021	-	759,070
1.00%	77,548	126,122	46,395	10,570	-	6,085	-	251,322
1.05%	10,635	17,858	10,616	1,275	-	359	-	44,613
1.10%	49,590	38,301	43,181	9,064	-	6,666	-	289,105
1.15%	41,690	17,000	33,468	6,460	-	5,635	-	152,704
1.20%	137,585	102,185	115,589	23,710	-	13,070	-	481,361
1.25%	32,135	17,115	11,650	2,471	3,292	2,913	-	81,108
1.30%	19,833	22,313	12,094	3,552	-	1,162	-	73,378
1.35%	32,383	9,175	23,024	3,491	-	3,681	-	107,603
1.40%	82,187	18,319	72,356	12,073	-	11,174	-	367,691
1.45%	2,786	4,636	2,531	492	-	1,226	-	27,963
1.50%	8,830	17,195	6,985	1,135	-	838	4,265	46,269
1.55%	29,300	14,002	25,415	7,065	-	4,255	-	220,485
1.60%	30,195	5,939	22,852	3,090	-	5,329	1,440	102,027
1.65%	9,698	9,958	15,253	2,649	-	2,717	3,871	76,196
1.70%	4,033	580	1,940	996	-	98	-	26,577
1.75%	4,145	709	5,708	885	-	1,097	2,070	29,094
1.80%	4,827	2,411	7,282	423	-	1,178	12	30,635
1.85%	8,393	2,345	8,352	737	-	599	-	45,627
1.90%	1,105	-	319	716	-	788	472	8,311
1.95%	4,399	177	1,364	1,752	-	277	4,422	4,329
2.00%	5,100	77	596	4,128	-	465	146	17,098
2.05%	1,318	1,527	9,683	803	-	-	2,750	24,834
2.10%	4,497	43	266	628	-	689	2,078	2,972
2.15%	1,618	4	70	1,180	-	-	111	2,699
2.20%	6,283	739	1,517	51	-	112	3,683	7,867
2.25%	10,976	-	249	580	1,908	67	-	5,314
2.30%	1,009	-	310	5,451	-	-	-	2,188
2.35%	188	-	-	-	-	-	-	-
2.40%	1,834	-	1,223	13,571	-	-	-	873
2.45%	194	-	-	48	-	-	288	1,975
2.50%	-	-	-	-	-	-	-	431
2.55%	196	-	-	934	-	-	-	21
2.60%	268	-	-	-	-	20	108	666
2.65%	-	-	-	413	-	-	-	56
2.70%	-	-	-	130	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$861,565	664,495	632,805	155,584	5,200	94,521	25,716	3,292,462

	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP

0.95%	$-	53,386	-	1,580	7,511	6,491	9,989	25,674
1.00%	-	20,628	-	-	-	-	3,473	14,957
1.05%	-	2,623	-	-	17	52	2,072	4,114
1.10%	-	13,876	-	2,495	7,524	3,928	564	1,039
1.15%	-	9,483	-	2,047	3,153	682	49	125
1.20%	-	21,949	-	27	155	129	1,457	2,661
1.25%	-	3,565	3,311	220	659	272	29	975
1.30%	-	3,956	-	393	1,731	987	-	297
1.35%	-	10,719	-	216	1,159	927	-	-
1.40%	-	14,870	-	249	7,369	3,866	-	102
1.45%	-	1,544	-	1,266	1,457	1,125	-	57
1.50%	23,123	2,021	-	73	127	86	-	807
1.55%	-	11,709	-	923	5,560	1,801	-	-
1.60%	5,185	4,044	-	3,553	3,534	4,105	-	6
1.65%	11,593	3,029	-	2,342	358	725	-	285
1.70%	-	679	-	4,443	27	17	-	-
1.75%	4,123	526	-	11	258	330	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.80%	6,434	519	-	-	-	-	-	-
1.85%	-	3,395	-	-	4,135	5,245	-	-
1.90%	6,878	-	-	-	1,463	1,320	-	-
1.95%	16,777	113	-	-	-	-	-	-
2.00%	2,625	682	-	-	-	-	-	-
2.05%	10,020	759	-	-	-	419	-	-
2.10%	7,633	27	-	-	-	-	-	-
2.15%	843	276	-	-	-	-	-	-
2.20%	5,292	1,062	-	-	-	-	-	-
2.25%	-	5	3,854	-	-	-	-	-
2.30%	-	32	-	-	-	-	-	-
2.35%	1,856	-	-	-	-	-	-	-
2.40%	-	3	-	-	-	-	-	-
2.45%	1,951	49	-	-	-	-	-	-
2.50%	47	-	-	-	-	-	-	-
2.55%	-	14	-	-	-	-	-	-
2.60%	1,515	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$105,895	185,543	7,165	19,838	46,197	32,507	17,633	51,099

	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS

0.95%	$30,695	108,137	1,747,958	260,757	-	803	895	-
1.00%	13,781	32,996	783,713	103,352	-	-	-	-
1.05%	7,170	3,077	152,480	30,786	-	-	-	-
1.10%	1,573	41,417	475,592	80,523	-	219	184	-
1.15%	397	25,490	247,820	41,283	-	-	66	-
1.20%	12,330	60,068	814,310	129,475	-	-	-	-
1.25%	1,344	14,100	132,165	22,490	-	30	-	-
1.30%	2,079	9,325	157,928	24,088	-	-	-	-
1.35%	212	22,151	206,314	26,308	-	67	-	-
1.40%	248	40,627	367,539	79,592	-	281	1,577	-
1.45%	21	3,328	47,596	6,969	-	-	-	-
1.50%	554	3,298	47,266	11,035	7,239	-	-	668
1.55%	-	23,231	192,047	41,816	-	656	2,199	-
1.60%	-	13,165	125,932	20,667	5,357	-	-	-
1.65%	92	7,451	63,722	18,020	5,535	-	-	425
1.70%	10	2,685	37,497	3,642	-	-	-	-
1.75%	-	3,891	30,583	3,234	3,068	-	-	532
1.80%	143	2,875	33,925	6,423	697	-	-	88
1.85%	6	3,481	27,838	3,528	-	2,949	-	-
1.90%	-	2,581	13,021	717	691	-	-	-
1.95%	-	473	8,443	643	3,184	-	-	1,268
2.00%	-	2,742	14,152	884	73	-	-	-
2.05%	-	6,871	41,317	3,580	15,924	-	-	766
2.10%	-	157	1,604	1,048	5,078	-	-	417
2.15%	-	97	3,090	630	-	-	-	63
2.20%	-	1,268	7,623	432	2,484	-	-	1,787
2.25%	-	13	9,715	1,259	-	-	-	-
2.30%	-	276	2,791	55	-	-	-	-
2.35%	-	-	70	-	77	-	-	-
2.40%	-	5	44	179	-	-	-	-
2.45%	-	-	-	55	2,783	-	-	-
2.50%	-	-	-	-	765	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	584	-	-	213
2.65%	-	-	14	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,655	435,276	5,794,109	923,470	53,539	5,005	4,921	6,227

	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS

0.95%	$-	-	13,010	570,026	-	1,416,700	-	923,803
1.00%	-	-	10,227	141,595	-	577,141	-	497,868
1.05%	-	-	511	31,779	-	115,383	-	88,928
1.10%	-	-	2,784	209,854	-	423,346	-	257,459
1.15%	-	-	1,255	111,953	-	214,244	-	109,322
1.20%	-	-	8,913	345,882	-	721,597	-	517,798
1.25%	-	-	758	58,252	-	107,906	-	85,431
1.30%	-	-	1,472	59,691	-	94,818	-	75,975
1.35%	-	-	1,637	96,477	-	193,286	-	104,184
1.40%	-	-	8,219	292,134	-	505,304	-	238,827
1.45%	-	-	1,248	21,051	-	39,883	-	24,027
1.50%	1,183	17,703	225	24,390	26,794	56,139	43,197	40,136
1.55%	-	-	1,554	164,038	-	299,483	-	108,302
1.60%	3,897	2,791	348	116,744	8,953	162,823	12,580	48,132
1.65%	655	11,805	1,176	45,411	22,453	108,914	25,180	58,217
1.70%	-	-	97	29,281	-	23,973	-	23,210
1.75%	130	3,532	330	49,618	8,055	59,110	13,680	17,731
1.80%	175	954	27	24,028	2,003	38,755	9,662	18,808
1.85%	-	-	897	28,993	-	46,114	-	12,352
1.90%	-	255	-	14,085	3,457	6,505	10,185	5,243
1.95%	4,056	6,373	152	1,316	22,483	8,122	32,543	3,284
2.00%	-	368	644	12,324	614	14,992	435	18,008
2.05%	2,482	5,295	220	26,250	10,519	35,061	8,617	8,463
2.10%	2,088	9,593	-	1,856	15,554	678	23,851	379
2.15%	80	1,817	25	1,403	258	2,265	650	1,790
2.20%	1,753	2,863	30	4,849	7,580	6,690	16,868	4,072
2.25%	-	-	5	3,138	-	9,381	-	2,338
2.30%	-	-	12	666	-	2,421	-	299
2.35%	-	394	-	37	1,082	-	554	39
2.40%	-	-	7	163	-	2,935	-	44
2.45%	-	1,431	24	31	916	1,748	2,507	-
2.50%	-	6,139	-	719	1,838	-	2,361	62
2.55%	-	-	-	-	-	179	-	-
2.60%	-	324	-	730	5,003	-	6,858	-
2.65%	-	-	-	32	-	66	-	-
2.70%	-	-	-	55	-	119	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,499	71,637	55,807	2,488,851	137,562	5,296,081	209,728	3,294,531

	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2

0.95%	$-	318,417	82,944	143,816	-	230,370	1,861,558	-
1.00%	-	134,584	22,041	75,545	-	63,779	809,415	-
1.05%	-	32,666	6,453	14,261	-	11,538	124,508	-
1.10%	-	79,322	19,772	20,318	-	64,703	531,126	-
1.15%	-	32,295	8,894	9,729	-	37,206	264,182	-
1.20%	-	132,886	57,147	80,701	-	152,777	1,030,198	-
1.25%	-	18,649	7,398	11,898	-	20,605	157,118	-
1.30%	-	26,442	10,273	9,578	-	17,967	164,504	-
1.35%	-	22,893	10,657	7,091	-	25,883	232,476	-
1.40%	-	75,142	36,760	10,465	-	92,238	562,473	-
1.45%	-	6,006	3,735	3,252	-	4,062	56,268	-
1.50%	13,636	11,098	1,962	3,717	23,558	9,438	71,745	54,723
1.55%	-	36,950	13,025	7,027	-	42,099	256,494	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.60%	5,262	25,423	5,548	1,142	9,772	21,070	145,170	12,553
1.65%	12,079	15,540	3,614	3,435	23,643	18,283	116,906	37,131
1.70%	-	6,474	1,057	2,098	-	3,910	37,223	-
1.75%	5,710	21,421	1,678	1,331	7,674	12,253	66,525	19,548
1.80%	2,921	7,723	1,008	1,436	3,240	6,778	47,234	7,458
1.85%	-	6,730	2,058	1,070	-	11,062	56,429	-
1.90%	1,529	344	617	525	6,506	711	13,743	9,419
1.95%	5,556	139	113	16	29,085	306	7,392	48,702
2.00%	448	4,073	353	227	1,365	2,581	26,376	2,478
2.05%	11,004	3,545	1,487	1,089	15,223	3,186	33,414	19,664
2.10%	12,761	954	169	28	20,351	1,079	4,341	34,588
2.15%	111	475	722	-	621	252	3,778	2,009
2.20%	11,000	2,413	777	807	13,268	2,251	6,437	25,606
2.25%	-	11	6	-	-	397	45,796	-
2.30%	-	2	-	-	-	817	4,806	-
2.35%	-	-	-	-	267	-	-	2,731
2.40%	-	-	27	-	-	-	10,297	-
2.45%	3,146	75	4	-	3,297	85	845	1,101
2.50%	1,249	-	-	-	4,171	-	1,191	3,097
2.55%	-	81	-	-	-	-	723	-
2.60%	2,264	-	-	-	2,059	-	887	3,283
2.65%	-	-	-	-	-	-	280	-
2.70%	-	-	-	-	-	-	28	-
2.85%	-	-	-	-	-	-	13	-

Totals	$88,676	1,022,773	300,299	410,602	164,100	857,686	6,751,899	284,091

	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S

0.95%	$219,354	157,109	112,103	-	58,988	-	131,809	32,879
1.00%	54,235	82,153	38,442	-	22,029	-	64,152	14,135
1.05%	10,893	21,967	5,311	-	3,331	-	8,288	1,180
1.10%	64,616	23,395	36,425	-	19,073	-	35,148	9,611
1.15%	26,325	6,851	17,456	-	11,250	-	19,400	3,345
1.20%	102,159	48,101	70,872	-	32,086	-	76,240	9,782
1.25%	22,621	7,641	8,173	8,609	7,686	-	14,236	4,164
1.30%	25,937	8,227	11,840	-	6,444	-	10,107	4,492
1.35%	18,174	6,362	13,537	-	10,080	-	25,771	407
1.40%	67,483	14,050	34,117	-	31,834	-	38,343	18,253
1.45%	5,018	2,211	4,200	-	2,272	-	5,893	159
1.50%	7,822	4,333	3,191	34,180	862	7,116	5,042	430
1.55%	27,085	9,474	23,669	-	13,648	-	32,403	7,707
1.60%	31,153	3,207	12,631	12,311	11,322	1,794	12,666	989
1.65%	17,352	6,437	14,240	25,458	4,904	1,498	8,182	3,468
1.70%	2,740	1,361	5,903	-	3,308	-	2,193	168
1.75%	7,815	1,458	1,812	11,142	4,245	2,221	2,549	799
1.80%	7,850	612	1,851	3,663	1,961	1,296	3,943	600
1.85%	9,982	1,224	8,244	-	1,906	-	6,319	2,004
1.90%	2,029	488	2,075	5,806	247	603	447	-
1.95%	475	124	1,836	26,644	400	5,768	1,508	-
2.00%	2,982	166	5,975	3,585	858	41	5,857	1,534
2.05%	3,180	1,005	2,092	24,821	784	2,890	3,863	616
2.10%	1,369	-	431	25,501	692	6,811	553	-
2.15%	297	410	1,348	879	985	399	1,451	-
2.20%	909	38	413	13,475	483	2,006	1,022	-
2.25%	15,365	-	290	16,449	1,370	-	607	-
2.30%	-	-	3,059	-	116	-	3,861	-
2.35%	-	-	-	1,231	-	-	-	-
2.40%	6	-	7,646	-	23	-	10,165	-
2.45%	-	-	-	3,487	-	-	79	-
2.50%	-	-	-	6,477	147	623	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.55%	-	-	545	-	-	-	753	-
2.60%	-	-	-	2,779	-	1,128	-	-
2.65%	-	-	215	-	-	-	303	-
2.70%	-	-	-	-	-	-	132	-
2.85%	-	-	-	-	-	-	-	-

Totals	$755,226	408,404	449,942	226,497	253,334	34,194	533,285	116,722

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3

0.95%	$-	16,367	-	8,595	-	33,823	-	46,778
1.00%	-	9,165	-	2,521	-	16,895	-	14,869
1.05%	-	1,599	-	-	-	2,923	-	1,959
1.10%	-	7,561	-	6,462	-	7,344	-	11,798
1.15%	-	1,721	-	4,000	-	4,515	-	7,058
1.20%	-	11,109	-	4,634	-	17,776	-	25,548
1.25%	345	2,267	639	1,282	1,925	8,382	877	9,697
1.30%	-	192	-	85	-	1,347	-	2,071
1.35%	-	1,885	-	2,284	-	5,666	-	3,443
1.40%	-	8,025	-	2,818	-	14,016	-	16,096
1.45%	-	28	-	159	-	3,094	-	317
1.50%	-	1,585	-	-	-	424	-	1,040
1.55%	-	8,118	-	1,217	-	5,881	-	9,607
1.60%	-	70	-	44	-	5,159	-	4,383
1.65%	-	780	-	240	-	1,538	-	1,676
1.70%	-	94	-	216	-	626	-	849
1.75%	-	362	-	126	-	938	-	1,130
1.80%	-	2,236	-	1,615	-	1,164	-	1,172
1.85%	-	3,255	-	493	-	1,156	-	2,768
1.90%	-	-	-	-	-	1,802	-	477
1.95%	-	-	-	-	-	76	-	74
2.00%	-	-	-	15	-	665	-	309
2.05%	-	49	-	-	-	5,196	-	914
2.10%	-	-	-	45	-	35	-	129
2.15%	-	-	-	-	-	-	-	1
2.20%	-	-	-	-	-	383	-	286
2.25%	-	-	543	-	4,050	-	-	-
2.30%	-	412	-	-	-	21	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$345	76,880	1,182	36,851	5,975	140,845	877	164,449

	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP

0.95%	$778	157,211	130,865	-	61,949	619,879	199,006	309,882
1.00%	175	46,801	54,334	-	20,216	29,397	9,271	14,486
1.05%	-	9,874	13,493	-	1,072	6,501	2,151	6,847
1.10%	31	34,486	35,327	-	14,544	742,059	182,418	281,040
1.15%	110	21,887	15,933	-	8,142	335,370	96,413	119,476
1.20%	1,101	83,551	106,216	-	33,253	31,131	7,791	12,071
1.25%	61	9,858	17,816	8,157	10,193	43,913	13,675	16,887
1.30%	-	17,162	28,133	-	2,049	6,348	3,278	5,113
1.35%	111	23,040	25,550	-	4,613	24,406	5,331	8,630
1.40%	1,277	41,567	62,491	-	21,090	666,215	174,426	299,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.45%	18	2,671	11,347	-	1,955	101,747	23,469	30,477
1.50%	56	1,818	4,261	-	1,303	25,903	4,973	12,639
1.55%	34	11,402	46,365	-	6,870	605,675	138,867	193,570
1.60%	46	12,593	10,317	-	7,494	249,755	70,377	110,779
1.65%	62	4,594	15,303	-	3,325	55,345	15,728	17,660
1.70%	-	5,420	5,612	-	1,809	29,067	11,019	18,346
1.75%	-	2,168	9,092	-	464	8,421	7,187	6,332
1.80%	-	7,594	2,846	-	2,187	32,343	11,804	14,910
1.85%	-	7,095	10,579	-	2,062	92,405	18,790	35,229
1.90%	-	1,673	923	-	1,204	20,096	4,298	5,932
1.95%	-	2,024	1,207	-	315	25,697	6,316	11,415
2.00%	-	8,094	7,164	-	1,634	50,788	10,695	16,586
2.05%	-	2,813	3,950	-	1,509	15,775	3,797	7,938
2.10%	-	887	480	-	149	5,761	2,046	2,416
2.15%	-	2,076	658	-	146	1,104	197	837
2.20%	-	1,389	644	-	768	426	63	176
2.25%	-	527	5,469	5,674	20	2,569	1,130	2,949
2.30%	-	4,985	2,045	-	263	2,073	362	476
2.35%	-	-	-	-	-	-	-	-
2.40%	109	12,410	4,387	-	766	16,850	1,845	94
2.45%	-	25	-	-	9	2,153	-	6,608
2.50%	-	-	-	-	-	12	-	-
2.55%	-	945	351	-	21	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	336	123	-	27	-	-	-
2.70%	-	152	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,969	539,128	633,281	13,831	211,421	3,849,184	1,026,723	1,568,991

	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P

0.95%	$462,174	74,064	15,239	90,183	508,997	171,996	135,942	52,053
1.00%	22,604	2,977	1,463	3,997	25,721	6,869	5,263	1,277
1.05%	4,592	1,707	147	587	5,206	2,305	2,137	389
1.10%	478,637	85,885	27,899	124,275	506,755	200,757	158,095	71,595
1.15%	178,802	38,654	14,817	53,188	223,544	90,042	62,907	31,393
1.20%	17,001	2,283	623	4,673	19,383	8,105	5,773	2,625
1.25%	27,462	6,424	2,266	8,463	28,818	15,441	7,388	3,913
1.30%	4,153	949	60	1,244	7,245	2,038	288	356
1.35%	15,730	2,783	2,055	3,956	17,630	4,275	3,179	2,559
1.40%	477,231	84,442	27,525	141,208	532,921	149,362	180,608	87,632
1.45%	60,741	9,507	1,707	10,689	78,436	11,962	13,765	3,270
1.50%	18,055	3,272	538	4,085	23,962	6,619	10,437	3,189
1.55%	388,111	68,283	37,999	162,583	401,208	120,524	140,215	69,103
1.60%	187,647	36,337	7,735	40,689	215,400	61,093	68,956	19,520
1.65%	49,045	7,379	676	4,191	57,070	6,432	7,681	1,509
1.70%	17,821	3,060	426	9,116	20,384	9,599	5,361	2,420
1.75%	4,522	708	208	562	8,806	3,968	1,061	333
1.80%	23,387	4,109	960	8,004	24,438	7,567	8,175	1,792
1.85%	49,807	9,533	2,985	27,159	53,213	15,839	16,005	7,437
1.90%	11,389	4,785	672	3,096	12,754	2,822	3,331	370
1.95%	25,580	2,639	-	5,968	28,063	8,757	16,942	1,374
2.00%	37,180	4,797	2,939	19,160	34,642	8,330	17,786	6,425
2.05%	8,354	2,318	1,263	5,185	13,119	5,412	1,922	396
2.10%	6,760	319	380	1,257	6,260	1,628	1,293	593
2.15%	214	317	-	268	1,247	239	108	-
2.20%	216	104	-	139	63	108	-	33
2.25%	6,721	347	-	1,331	6,128	1,092	4,230	676
2.30%	1,651	180	-	154	2,038	141	796	-
2.35%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.40%	2,237	-	-	2,058	2,340	-	545	-
2.45%	69	-	-	-	-	58	85	-
2.50%	9	-	-	11	6	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,587,902	458,162	150,582	737,479	2,865,797	923,389	880,274	372,232

	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV

0.95%	$8,185	25,936	113,857	16,127	25,838	224,206	195,827	19,637
1.00%	169	765	9,914	525	1,750	6,640	6,699	856
1.05%	195	224	4,519	402	95	1,802	2,290	235
1.10%	12,690	31,612	99,199	23,571	39,834	260,399	219,527	26,969
1.15%	4,030	16,296	51,037	7,411	18,004	92,531	94,665	9,316
1.20%	804	1,720	3,958	987	1,345	10,926	9,163	1,135
1.25%	953	1,996	7,262	1,702	1,431	11,573	12,196	2,585
1.30%	184	103	587	82	179	1,246	674	30
1.35%	291	749	2,120	405	1,982	9,677	9,050	1,294
1.40%	12,804	36,174	139,274	22,098	40,035	268,572	246,573	16,383
1.45%	333	3,135	28,940	868	1,206	13,875	10,137	1,650
1.50%	435	924	9,506	599	1,738	10,695	10,317	721
1.55%	10,827	29,174	102,852	18,061	49,797	244,695	200,375	26,074
1.60%	4,391	8,605	57,508	3,916	11,797	109,086	92,815	9,719
1.65%	613	2,575	11,163	662	1,428	9,679	10,456	842
1.70%	98	1,462	6,355	395	1,031	7,868	9,264	635
1.75%	184	155	702	157	61	2,583	654	96
1.80%	100	1,346	6,178	1,241	3,031	10,513	9,976	1,042
1.85%	1,343	4,659	9,876	2,484	6,350	37,583	32,543	1,503
1.90%	219	616	3,281	160	209	4,192	3,114	50
1.95%	129	1,108	3,864	216	145	14,337	12,623	825
2.00%	651	2,280	17,885	413	2,699	18,353	17,502	799
2.05%	240	244	3,963	5	719	5,931	2,379	557
2.10%	-	1,460	1,893	-	807	1,950	1,226	-
2.15%	-	310	34	283	-	269	306	129
2.20%	34	-	-	60	66	104	61	-
2.25%	-	203	7,206	75	707	1,755	2,907	-
2.30%	-	364	18	-	-	699	620	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	735	-	-	2,153	1,631	-
2.45%	-	-	-	-	-	1,063	69	-
2.50%	-	4	-	4	7	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$59,902	174,199	703,686	102,909	212,291	1,384,958	1,215,642	123,082

	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2

0.95%	$152,203	-	560,838	84,722	40,069	7,387	353,951	331,363
1.00%	993	-	301,345	54,971	13,290	3,599	210,964	128,683
1.05%	1,985	-	31,014	6,546	1,768	23	24,835	17,878
1.10%	223,429	-	152,830	17,211	12,887	1,349	100,556	146,933
1.15%	97,618	-	67,147	8,715	7,712	168	44,575	55,737
1.20%	6,402	-	349,971	41,224	32,779	2,493	210,599	267,437
1.25%	9,365	619	55,021	6,709	10,362	415	26,874	48,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.30%	3,483	-	88,831	8,579	2,928	26	34,033	28,003
1.35%	8,324	-	61,807	4,004	6,662	191	17,856	60,635
1.40%	207,390	-	149,028	8,462	10,991	3,108	49,611	144,390
1.45%	32,989	-	20,694	3,015	705	432	11,434	9,654
1.50%	8,987	-	37,370	3,874	1,170	249	17,437	14,987
1.55%	186,577	-	85,856	4,310	9,869	833	27,170	72,865
1.60%	116,167	-	38,885	1,160	1,684	2,520	8,426	45,308
1.65%	23,647	-	43,446	2,500	6,673	487	10,980	33,727
1.70%	6,582	-	8,844	593	613	174	3,033	11,055
1.75%	2,767	-	12,187	131	2,637	26	1,277	15,948
1.80%	14,366	-	17,352	767	1,263	198	6,953	7,990
1.85%	30,415	-	11,640	200	1,516	1,675	2,589	11,470
1.90%	3,739	-	5,440	210	332	1,236	27	3,637
1.95%	14,536	-	2,014	77	11	431	945	4,542
2.00%	18,835	-	5,369	148	600	18	1,295	9,672
2.05%	7,649	-	9,842	1,240	1,126	782	1,596	8,692
2.10%	1,844	-	1,335	-	128	-	14	1,560
2.15%	380	-	2,419	-	59	56	16	3,503
2.20%	111	-	2,159	100	315	1,221	2,307	1,940
2.25%	1,480	-	2,599	7	144	296	514	1,268
2.30%	885	-	1,521	-	220	-	-	7,045
2.35%	-	-	48	6	33	-	-	-
2.40%	2,323	-	5,349	-	47	-	-	17,867
2.45%	1,160	-	11	-	-	-	-	-
2.50%	-	-	1,028	-	-	301	123	58
2.55%	-	-	342	-	-	-	-	1,382
2.60%	-	-	594	-	-	-	-	-
2.65%	-	-	118	-	-	-	-	493
2.70%	-	-	20	-	-	-	-	121
2.85%	-	-	-	-	-	-	-	-

Totals	$1,186,631	619	2,134,314	259,481	168,593	29,694	1,169,990	1,514,733

	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2

0.95%	$59,868	112,818	-	-	-	126,018	111,776	88,162
1.00%	20,325	43,148	-	-	-	31,956	40,508	26,677
1.05%	3,962	5,245	-	-	-	3,760	10,032	11,743
1.10%	16,705	32,855	-	-	-	22,055	27,041	21,309
1.15%	7,358	19,355	-	-	-	11,169	35,127	15,763
1.20%	38,856	113,357	-	-	-	61,961	84,173	113,618
1.25%	5,107	13,212	2,635	-	-	10,152	11,392	7,695
1.30%	12,951	9,694	-	-	-	10,108	29,024	11,713
1.35%	7,471	18,186	-	-	-	8,749	13,520	21,343
1.40%	17,147	39,470	-	-	-	22,162	66,160	62,294
1.45%	552	3,255	-	-	-	4,761	2,519	1,980
1.50%	3,641	13,988	-	7,018	2,025	14,424	7,396	4,678
1.55%	11,102	22,111	-	-	-	32,333	19,143	11,611
1.60%	5,845	12,317	-	2,333	817	10,328	10,579	8,163
1.65%	2,586	6,797	-	7,922	2,778	21,882	9,581	9,846
1.70%	1,616	1,300	-	-	-	3,694	4,178	926
1.75%	871	8,021	-	2,925	693	7,006	6,961	858
1.80%	1,798	3,849	-	1,537	560	1,781	2,493	2,365
1.85%	1,720	1,901	-	-	-	3,270	6,943	6,269
1.90%	589	644	-	1,689	528	5,439	1,114	3,335
1.95%	62	3,784	-	5,929	4,321	9,503	334	123
2.00%	651	1,203	-	-	-	7,835	3,242	2,195
2.05%	2,493	1,436	-	3,943	2,447	12,207	13,854	1,691
2.10%	5	6,355	-	4,096	2,820	5,144	195	43
2.15%	-	161	-	-	-	3,787	468	1,204
2.20%	1,475	1,343	-	1,613	1,401	9,823	1,385	40

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.25%	-	2,671	66	-	-	4,440	19,536	8,293
2.30%	313	-	-	-	-	5,990	-	437
2.35%	-	288	-	-	141	298	33	34
2.40%	-	-	-	-	-	15,855	1,138	1,986
2.45%	-	-	-	129	446	1,067	-	-
2.50%	-	-	-	1,700	315	1,396	-	-
2.55%	-	-	-	-	-	1,157	-	147
2.60%	-	-	-	810	113	424	-	-
2.65%	-	-	-	-	-	471	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$225,069	498,764	2,701	41,644	19,405	492,405	539,845	446,541

	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$74,135	88,463	19,404	2,067	2,642	3,456	5,095	7,042
1.00%	20,345	29,124	8,054	147	418	706	406	1,738
1.05%	4,428	9,823	1,591	-	315	-	-	-
1.10%	22,722	30,724	5,437	26	2,467	825	320	1,716
1.15%	14,260	16,854	3,526	24	279	397	800	520
1.20%	56,411	70,390	22,243	4,063	6,002	444	996	6,537
1.25%	11,491	14,434	6,061	98	50	797	436	703
1.30%	33,006	19,041	2,007	-	233	1,679	-	2,630
1.35%	11,005	24,598	7,970	-	1,090	2,201	427	2,427
1.40%	45,084	54,018	7,161	805	743	803	5,839	957
1.45%	136	1,161	229	-	-	-	-	96
1.50%	286	3,654	226	44	-	-	-	300
1.55%	11,231	14,328	4,366	-	-	16,410	98	607
1.60%	4,899	13,854	1,081	-	2,146	3,147	816	891
1.65%	7,994	7,947	2,677	683	1,347	-	351	5
1.70%	1,014	918	-	-	-	-	22	-
1.75%	1,689	3,788	82	-	-	-	-	-
1.80%	1,572	2,003	328	-	-	139	84	-
1.85%	9,102	2,650	726	-	-	-	61	112
1.90%	421	585	292	-	-	-	-	-
1.95%	160	-	-	-	-	-	-	-
2.00%	138	1,443	140	-	-	-	96	-
2.05%	2,634	1,197	2	-	-	-	263	-
2.10%	154	96	-	-	-	-	-	-
2.15%	93	192	-	-	-	-	-	-
2.20%	193	792	19	-	-	-	-	-
2.25%	-	10,791	3,515	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	42	41	64	-	-	-	-	-
2.40%	-	-	1,102	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$334,645	422,909	98,303	7,957	17,732	31,004	16,110	26,281

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3

0.95%	$2,848	1,214	1,822	-	174,274	97,686	11,530	298,662
1.00%	819	1,110	343	-	66,594	28,443	4,072	104,779
1.05%	-	180	698	-	16,616	3,696	173	12,411
1.10%	216	1,078	102	-	56,104	27,032	7,718	82,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.15%	30	-	521	-	33,417	15,249	2,484	50,399
1.20%	4,608	955	159	-	66,027	86,346	2,253	160,571
1.25%	1,880	1,233	5	-	12,380	15,875	2,808	25,347
1.30%	505	1,326	91	-	19,153	14,538	535	25,067
1.35%	241	1,608	27	-	17,573	9,993	570	46,091
1.40%	716	1,821	189	-	54,219	41,043	2,517	112,876
1.45%	2	-	-	-	4,028	2,246	915	8,267
1.50%	-	-	3	5	8,659	7,152	639	9,407
1.55%	2	1,143	157	-	28,542	18,778	1,368	41,944
1.60%	-	-	17	42	19,071	7,822	683	28,401
1.65%	14	-	-	-	10,314	4,435	452	18,103
1.70%	-	-	34	-	4,870	11,652	340	5,213
1.75%	-	-	-	-	13,970	2,434	-	24,376
1.80%	114	301	-	-	9,582	4,296	297	7,776
1.85%	-	19	15	-	6,872	6,986	744	7,772
1.90%	-	-	-	-	923	750	64	1,488
1.95%	-	-	-	124	555	469	-	1,689
2.00%	-	-	23	-	1,636	1,666	-	11,024
2.05%	-	-	112	-	2,287	1,784	1,024	6,221
2.10%	-	-	-	-	474	104	365	1,351
2.15%	-	-	-	-	304	956	22	844
2.20%	-	-	-	-	332	1,647	-	4,929
2.25%	195	572	170	-	15	92	-	778
2.30%	-	-	-	-	283	1,346	-	6,105
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	2,710	-	6,068
2.45%	-	-	-	-	-	-	-	79
2.50%	-	-	-	258	-	-	-	-
2.55%	-	-	-	-	-	183	-	387
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	66	-	172
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$12,190	12,560	4,488	429	629,074	417,475	41,573	1,111,463

	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3

0.95%	$-	-	53,518	4,079	125,900	-	51,179	33,383
1.00%	-	-	41,186	267	59,410	-	24,022	13,819
1.05%	-	-	2,340	279	8,707	-	6,296	2,210
1.10%	-	-	11,998	2,247	27,761	-	9,763	10,717
1.15%	-	-	8,615	1,464	19,885	-	2,012	5,129
1.20%	-	-	38,783	795	107,818	-	17,929	21,239
1.25%	-	776	3,849	425	9,067	188	4,517	3,752
1.30%	-	-	4,267	62	19,951	-	7,359	6,457
1.35%	-	-	5,056	572	18,063	-	2,054	5,270
1.40%	-	-	33,348	1,296	53,061	-	5,263	12,644
1.45%	-	-	2,081	54	6,334	-	524	1,046
1.50%	6,931	-	1,525	270	7,887	-	1,167	175
1.55%	-	-	15,785	1,225	24,994	-	2,765	7,517
1.60%	1,893	-	10,285	510	13,568	-	766	6,257
1.65%	1,625	-	4,294	149	6,773	-	1,175	1,524
1.70%	-	-	1,528	-	6,221	-	105	1,543
1.75%	1,853	-	2,237	-	3,165	-	624	1,582
1.80%	-	-	1,159	254	1,976	-	1,518	1,359
1.85%	-	-	6,314	217	8,295	-	324	359
1.90%	1,108	-	1,103	-	4,153	-	-	-
1.95%	5,056	-	1,377	-	849	-	-	74
2.00%	359	-	8,855	-	3,077	-	-	721
2.05%	2,649	-	4,800	-	7,478	-	1,496	350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.10%	2,384	-	265	-	671	-	48	95
2.15%	818	-	418	-	287	-	-	1
2.20%	4,752	-	982	-	2,025	-	83	599
2.25%	-	-	746	-	101	-	-	-
2.30%	-	-	1,797	-	4,828	-	-	151
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	3,443	-	3,516	-	-	-
2.45%	104	-	-	-	93	-	-	-
2.50%	728	-	-	-	-	-	-	-
2.55%	-	-	196	-	148	-	-	-
2.60%	821	-	-	-	-	-	-	-
2.65%	-	-	92	-	120	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$31,081	776	272,242	14,165	556,182	188	140,989	137,973

	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8

0.95%	$-	18,650	1,444,385	-	169,770	-	55,364	16,030
1.00%	-	4,519	501,503	-	86,611	-	27,715	2,928
1.05%	-	1,165	109,059	-	23,818	-	2,921	301
1.10%	-	5,239	404,212	-	29,516	-	18,423	1,890
1.15%	-	4,048	203,455	-	13,367	-	15,316	1,611
1.20%	-	12,323	643,155	-	30,834	-	27,331	3,724
1.25%	208	751	102,151	-	6,412	1,063	3,747	746
1.30%	-	1,448	98,227	-	26,132	-	3,159	78
1.35%	-	1,191	137,478	-	7,689	-	9,101	777
1.40%	-	9,894	484,716	-	19,499	-	23,498	1,668
1.45%	-	148	31,091	-	1,379	-	3,404	235
1.50%	-	168	43,426	46,366	3,123	-	4,723	186
1.55%	-	5,146	295,318	-	9,870	-	22,162	1,402
1.60%	-	3,566	142,437	14,614	1,669	-	6,128	1,231
1.65%	-	1,625	67,292	27,360	2,191	-	7,411	875
1.70%	-	312	31,742	-	538	-	1,748	20
1.75%	-	1,359	50,160	12,866	1,871	-	3,922	-
1.80%	-	967	31,754	7,715	601	-	3,275	19
1.85%	-	559	35,397	-	1,088	-	2,510	76
1.90%	-	431	9,435	6,602	8	-	3,519	-
1.95%	-	214	12,610	40,178	-	-	3,717	-
2.00%	-	174	27,977	587	161	-	952	75
2.05%	-	4,019	40,712	20,465	243	-	4,936	112
2.10%	-	-	1,613	37,871	-	-	1,419	-
2.15%	-	8	2,083	363	558	-	224	-
2.20%	-	316	4,047	20,742	178	-	2,497	199
2.25%	-	96	20,250	-	169	-	175	-
2.30%	-	734	2,290	-	-	-	-	-
2.35%	-	-	-	364	-	-	294	-
2.40%	-	851	2,629	-	-	-	118	-
2.45%	-	-	1,364	3,903	208	-	205	-
2.50%	-	-	4	2,315	4	-	-	-
2.55%	-	-	213	-	-	-	78	-
2.60%	-	-	16	4,915	-	-	2,370	-
2.65%	-	25	53	-	-	-	20	-
2.70%	-	-	7	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$208	79,946	4,982,261	247,226	437,507	1,063	262,382	34,183

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF

0.95%	$134,456	192,203	777,346	375,373	304,017	234,268	249	144,356
1.00%	25,841	34,058	240,220	103,650	80,048	96,967	5	61,114
1.05%	17,241	5,542	48,530	14,312	19,072	20,738	-	9,097
1.10%	63,831	69,925	355,685	250,159	165,184	92,564	391	42,634
1.15%	43,236	55,070	294,036	170,205	87,916	35,159	16	23,613
1.20%	92,461	122,882	396,236	232,226	146,794	140,731	189	83,865
1.25%	66,240	26,311	210,411	121,475	60,539	17,989	16	16,350
1.30%	10,154	14,272	55,435	26,357	32,222	20,708	61	14,516
1.35%	30,611	53,648	98,711	74,087	41,567	28,991	-	14,337
1.40%	88,695	121,128	629,169	368,019	180,362	110,446	27	49,026
1.45%	8,825	5,307	34,098	18,740	13,138	7,886	-	3,595
1.50%	18,994	38,954	138,190	89,767	62,511	6,101	-	7,828
1.55%	47,926	80,920	305,691	151,812	121,679	60,403	20	27,654
1.60%	33,096	79,059	283,160	147,818	122,781	17,642	92	14,663
1.65%	31,553	33,231	154,165	101,004	53,333	26,906	16	6,360
1.70%	6,468	9,937	40,506	23,590	22,590	3,689	-	2,662
1.75%	18,354	22,924	162,885	61,624	62,006	9,486	-	2,473
1.80%	17,526	4,683	82,871	33,077	39,636	4,774	-	6,155
1.85%	6,672	11,768	78,166	66,841	17,937	5,431	-	3,549
1.90%	324	464	14,966	6,542	5,230	505	-	522
1.95%	24,983	8,274	42,859	44,889	13,480	1,987	-	252
2.00%	6,828	9,484	25,701	61,950	12,671	3,005	-	3,192
2.05%	24,169	10,962	115,231	28,278	23,276	6,140	-	1,779
2.10%	9,455	8,459	70,031	42,622	30,485	168	-	1,067
2.15%	1,983	3,151	14,492	8,793	11,525	1,570	-	847
2.20%	15,059	6,523	82,808	62,121	32,696	438	-	216
2.25%	4,862	10,090	102,229	84,931	5,749	214	32	2,785
2.30%	3,093	-	2,060	2,616	1,280	319	-	83
2.35%	-	300	7,076	1,956	318	36	-	-
2.40%	606	8	1,466	-	50	225	-	1,205
2.45%	1,785	79	3,888	2,375	2,323	-	-	42
2.50%	-	153	9,398	3,554	7,086	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	14,560	2,600	6,345	11,649	8,061	-	-	-
2.65%	55	29	30	32	29	-	-	52
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	989	-	-	-	-

Totals	$869,942	1,042,398	4,884,091	2,793,433	1,787,591	955,486	1,114	545,889

	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$510,416	2,080,867	8,283	-	130,722	-	198	-
1.00%	185,042	881,146	2,802	-	31,809	-	5	-
1.05%	28,975	185,692	252	-	5,931	-	-	-
1.10%	179,524	510,180	3,888	-	26,572	-	12	-
1.15%	104,126	244,998	1,605	-	20,125	-	-	-
1.20%	278,442	1,200,160	2,421	-	91,123	-	102	-
1.25%	47,201	128,841	1,530	47	9,368	4,958	-	-
1.30%	77,829	153,763	308	-	29,099	-	-	-
1.35%	76,037	206,987	756	-	17,012	-	-	-
1.40%	200,052	723,011	1,930	-	33,267	-	71	-
1.45%	21,879	56,136	61	-	1,809	-	4	-
1.50%	20,116	105,634	113	-	4,583	4,760	-	-
1.55%	131,124	345,025	1,954	-	17,008	-	-	-
1.60%	68,701	212,877	1,110	-	13,323	1,829	1	-
1.65%	39,161	158,649	243	-	7,652	2,074	-	-
1.70%	10,308	26,221	238	-	2,735	-	-	-
1.75%	22,605	66,323	275	-	3,429	2,529	-	-
1.80%	20,413	68,153	20	-	3,964	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.85%	27,825	62,019	114	-	2,493	-	-	-
1.90%	11,141	9,867	10	-	95	349	-	-
1.95%	3,121	24,489	-	-	23	1,606	-	-
2.00%	13,384	28,005	2	-	1,951	673	-	-
2.05%	26,920	54,326	52	-	4,005	1,756	-	-
2.10%	2,396	38,072	40	-	682	1,869	3	-
2.15%	713	15,686	-	-	487	542	-	-
2.20%	7,472	29,625	35	-	2,331	1,326	-	117
2.25%	4,111	11,692	-	-	62	-	-	-
2.30%	825	741	-	-	-	-	-	-
2.35%	-	1,506	-	-	-	596	-	-
2.40%	588	1,010	-	-	-	-	-	-
2.45%	1,387	2,609	-	-	-	78	-	-
2.50%	-	1,401	-	-	-	44	-	-
2.55%	-	41	-	-	-	-	-	-
2.60%	-	5,474	-	-	-	600	-	-
2.65%	-	48	-	-	-	-	-	-
2.70%	138	250	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,121,972	7,641,524	28,042	47	461,660	25,589	396	117

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$82	3,270	-	6,546	124,078	-	586,062	-
1.00%	-	1,099	-	2,221	45,101	-	183,211	-
1.05%	-	99	-	189	5,598	-	32,615	-
1.10%	39	1,531	-	3,120	51,718	-	200,021	-
1.15%	-	655	-	1,342	25,412	-	87,473	-
1.20%	200	769	2	1,651	79,278	-	289,873	-
1.25%	-	616	-	1,266	13,842	-	44,125	-
1.30%	24	114	-	243	13,767	-	37,412	-
1.35%	2	291	-	626	19,706	-	73,303	-
1.40%	13	885	-	1,541	47,590	-	218,765	-
1.45%	10	21	-	50	3,585	-	16,423	-
1.50%	-	35	-	92	4,882	2,820	26,207	8,683
1.55%	-	969	-	1,689	31,431	-	132,723	-
1.60%	14	407	-	925	17,646	524	71,270	2,383
1.65%	-	72	-	265	11,823	2,590	50,149	4,512
1.70%	-	96	-	200	4,974	-	15,387	-
1.75%	15	80	-	194	6,703	1,093	27,202	1,375
1.80%	-	7	-	16	5,234	75	18,412	61
1.85%	-	56	-	94	4,202	-	24,576	-
1.90%	76	6	-	7	1,429	365	5,819	1,130
1.95%	-	-	-	-	282	3,171	3,891	4,738
2.00%	-	2	-	2	7,375	18	25,478	224
2.05%	35	30	-	41	4,372	1,370	13,508	1,661
2.10%	-	11	-	32	753	3,021	1,839	5,133
2.15%	-	-	-	-	507	-	1,067	250
2.20%	32	10	-	28	1,215	736	7,549	3,980
2.25%	47	-	-	49	604	-	1,913	-
2.30%	-	-	-	-	30	-	314	-
2.35%	-	-	-	-	16	-	18	372
2.40%	-	-	-	-	119	-	917	-
2.45%	-	-	-	-	-	106	354	-
2.50%	-	-	-	-	-	585	-	772
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	138	-	1,390
2.65%	-	-	-	-	40	-	42	-
2.70%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.85%	-	-	-	-	-	-	11	-

Totals	$589	11,131	2	22,429	533,312	16,612	2,197,929	36,664

	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1

0.95%	$649,318	-	863,721	-	-	39,710	194	9,683
1.00%	240,554	-	463,185	-	-	11,067	241	2,826
1.05%	35,292	-	69,496	-	-	1,240	-	266
1.10%	161,493	-	177,202	-	-	7,969	7	3,829
1.15%	85,102	-	54,483	-	-	7,298	1	1,573
1.20%	313,840	-	165,796	-	-	17,001	16	1,917
1.25%	50,939	-	39,072	-	40	4,506	5	1,494
1.30%	50,078	-	26,283	-	-	3,662	16	317
1.35%	55,348	-	33,889	-	-	3,205	51	669
1.40%	176,306	-	125,081	-	-	9,791	339	1,987
1.45%	13,212	-	14,887	-	-	1,169	-	56
1.50%	24,763	11,026	16,516	3,005	-	2,391	-	88
1.55%	81,876	-	59,567	-	-	6,568	179	2,179
1.60%	46,123	8,197	29,128	1,775	-	3,337	-	985
1.65%	45,016	5,011	21,534	2,675	-	4,579	17	185
1.70%	8,480	-	5,764	-	-	783	-	203
1.75%	12,387	3,321	7,041	2,159	-	236	-	189
1.80%	19,341	4,101	5,057	741	-	1,072	-	18
1.85%	23,194	-	5,282	-	-	394	-	129
1.90%	2,426	4,748	1,845	247	-	2,251	-	8
1.95%	2,927	8,677	2,026	2,264	-	578	-	-
2.00%	6,830	562	6,619	-	-	33	-	3
2.05%	14,042	5,995	2,459	1,835	-	583	-	70
2.10%	850	5,949	611	1,332	-	-	-	29
2.15%	1,032	803	1,245	-	-	-	-	-
2.20%	2,457	7,341	1,394	1,349	-	1,207	-	26
2.25%	926	-	13,455	-	-	21	28	29
2.30%	505	-	193	-	-	-	-	-
2.35%	-	-	35	-	-	-	-	-
2.40%	683	-	192	-	-	-	-	-
2.45%	-	2,046	-	467	-	-	-	-
2.50%	110	1,030	45	2,809	-	-	-	-
2.55%	22	-	-	-	-	-	-	-
2.60%	-	1,148	-	125	-	-	-	-
2.65%	35	-	28	-	-	-	-	-
2.70%	138	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,125,645	69,955	2,213,131	20,783	40	130,651	1,094	28,758

	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1

0.95%	$1,824	3,658	22,330	-	36,196	125,585	351,587	1,324
1.00%	445	2,962	6,985	-	16,053	67,329	120,416	180
1.05%	11	150	1,294	-	1,553	10,836	24,679	7
1.10%	555	1,638	7,626	-	11,860	44,069	81,767	279
1.15%	1,376	363	4,016	-	5,612	34,157	40,292	445
1.20%	811	1,913	14,345	-	24,141	96,861	185,802	168
1.25%	41	275	1,569	3,875	3,296	17,508	28,625	253
1.30%	85	216	1,136	-	4,409	8,474	26,929	59
1.35%	205	197	2,923	-	4,174	23,792	38,781	126
1.40%	178	636	8,111	-	13,722	47,397	104,849	644
1.45%	-	327	1,634	-	482	4,369	7,281	40
1.50%	-	169	991	-	6,304	10,508	26,216	-
1.55%	610	478	4,818	-	12,506	23,500	46,537	174
1.60%	-	301	4,180	-	11,098	22,429	31,556	24

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	6	40	1,705	-	4,275	22,585	30,571	167
1.70%	-	45	538	-	677	2,797	7,079	-
1.75%	7	64	2,254	-	3,585	6,555	17,167	-
1.80%	66	244	1,112	-	2,040	8,978	11,435	61
1.85%	265	92	846	-	581	4,150	11,631	-
1.90%	-	144	187	-	2,236	697	1,881	-
1.95%	-	5	110	-	1,738	1,124	13,638	46
2.00%	187	-	308	-	1,045	1,978	3,486	147
2.05%	-	-	1,482	-	3,927	2,262	10,518	-
2.10%	-	-	118	-	1,622	1,361	7,212	-
2.15%	-	-	523	-	141	3	1,177	5
2.20%	32	3	132	-	743	692	10,622	-
2.25%	20	-	10	2,393	-	3,396	137	1
2.30%	-	-	46	-	78	399	114	-
2.35%	-	-	32	-	-	-	366	-
2.40%	-	-	20	-	48	633	-	1
2.45%	-	-	70	-	-	40	2,825	-
2.50%	-	-	-	-	-	-	1,108	-
2.55%	-	-	21	-	-	21	-	-
2.60%	-	-	-	-	747	465	2,268	-
2.65%	-	-	-	-	-	27	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,724	13,920	91,472	6,268	174,889	594,977	1,248,552	4,151

	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS

0.95%	$194,544	21,038	353,313	316,058	18,996	1,641	33,643	-
1.00%	76,766	6,116	173,764	147,778	3,244	631	13,092	-
1.05%	25,030	522	23,409	31,058	1,110	-	1,385	-
1.10%	53,483	9,059	103,377	79,774	1,794	158	12,491	-
1.15%	30,744	3,971	49,136	35,190	1,096	48	5,645	-
1.20%	82,123	6,379	191,702	149,196	7,916	654	14,598	-
1.25%	16,894	3,419	31,064	12,371	1,584	556	4,266	-
1.30%	12,471	554	27,224	36,318	398	152	840	-
1.35%	31,812	4,188	29,965	24,297	1,271	41	2,186	-
1.40%	64,136	9,588	111,154	99,293	4,295	2,334	12,426	-
1.45%	6,582	947	13,991	4,757	194	14	548	-
1.50%	7,646	414	14,552	5,333	355	4,316	571	18,954
1.55%	44,636	5,610	56,314	62,426	1,184	556	10,089	-
1.60%	22,743	4,754	29,609	14,684	1,241	1,483	5,418	9,643
1.65%	12,038	1,860	29,237	16,127	738	2,094	2,444	10,666
1.70%	3,475	1,436	4,863	3,282	1,011	-	2,153	-
1.75%	7,680	728	12,113	3,076	415	1,059	1,750	5,318
1.80%	3,047	158	6,205	7,838	204	23	146	7,070
1.85%	6,058	413	6,394	2,272	272	-	371	-
1.90%	3,501	11	2,111	2,234	15	-	14	3,809
1.95%	1,116	183	1,691	588	-	1,592	629	13,462
2.00%	3,517	37	3,242	3,883	878	381	103	104
2.05%	3,194	338	6,087	6,472	186	3,241	1,158	6,002
2.10%	432	83	1,230	538	-	488	755	5,454
2.15%	267	-	814	487	20	285	-	238
2.20%	434	136	4,523	1,063	-	871	749	6,609
2.25%	65	-	611	161	960	-	1,053	-
2.30%	538	-	53	2,787	-	-	-	-
2.35%	-	-	43	-	-	-	-	301
2.40%	1,046	399	-	4,954	-	-	-	-
2.45%	-	-	-	-	-	731	80	243
2.50%	-	-	-	-	-	318	-	1,529
2.55%	21	-	-	290	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.60%	-	-	-	-	-	136	-	1,997
2.65%	30	-	-	133	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$716,069	82,341	1,287,791	1,074,718	49,377	23,803	128,603	91,399

	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC

0.95%	$666,446	414,814	291,162	-	3,298	2,428	-	29,494
1.00%	253,105	103,636	75,793	-	1,862	428	-	10,565
1.05%	41,757	19,156	12,612	-	129	51	-	1,491
1.10%	259,855	142,297	118,384	-	1,417	584	-	9,839
1.15%	141,595	76,955	58,401	-	432	201	-	4,001
1.20%	336,405	285,956	208,236	-	8,597	524	-	14,512
1.25%	64,505	46,552	29,065	-	306	52	1,204	4,326
1.30%	46,304	44,010	27,207	-	34	1,230	-	3,929
1.35%	88,919	58,578	53,846	-	766	24	-	3,226
1.40%	253,041	188,964	151,086	-	6,567	281	-	9,236
1.45%	26,336	13,413	9,912	-	18	45	-	361
1.50%	38,642	32,020	19,743	12,077	24	231	-	1,474
1.55%	143,255	80,610	84,824	-	749	1,236	-	4,005
1.60%	78,612	60,640	44,878	8,666	57	1,701	-	2,972
1.65%	70,329	52,420	48,824	5,787	649	32	-	1,811
1.70%	13,100	8,402	4,451	-	220	109	-	3,047
1.75%	21,336	25,529	16,182	5,701	-	2	-	766
1.80%	22,586	17,966	20,510	5,111	171	8	-	112
1.85%	31,211	18,899	13,182	-	241	-	-	1,221
1.90%	5,657	9,043	4,477	2,037	-	-	-	-
1.95%	4,011	17,166	3,688	11,880	-	-	-	196
2.00%	6,929	6,606	5,573	525	9	-	-	557
2.05%	15,792	20,223	15,104	9,149	13	-	-	657
2.10%	828	12,341	777	9,379	63	-	-	88
2.15%	1,282	2,062	111	901	-	-	-	385
2.20%	3,085	14,947	1,425	10,759	14	-	-	179
2.25%	22,707	247	1,149	-	40	12	-	5
2.30%	245	202	156	-	-	-	-	-
2.35%	51	257	-	839	-	-	-	-
2.40%	1,584	70	858	-	1	-	-	4
2.45%	64	1,459	-	1,811	-	-	-	-
2.50%	230	1,639	11	477	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	2,924	-	343	-	-	-	-
2.65%	63	28	56	-	-	-	-	-
2.70%	102	-	143	-	-	-	-	-
2.85%	-	-	13	-	-	-	-	-

Totals	$2,659,969	1,780,031	1,321,839	85,442	25,677	9,179	1,204	108,459

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB

0.95%	$-	582,059	-	291,387	-	1,320	3,887	-
1.00%	-	280,679	-	161,068	-	209	483	-
1.05%	-	40,104	-	23,750	-	-	-	-
1.10%	-	175,911	-	118,348	-	3,533	8,495	-
1.15%	-	82,956	-	45,752	-	1,512	1,978	-
1.20%	-	307,071	-	159,474	-	261	16	-
1.25%	2,079	57,294	-	33,166	-	81	622	231
1.30%	-	52,989	-	24,310	-	349	176	-
1.35%	-	87,673	-	25,710	-	-	-	-
1.40%	-	212,818	-	72,902	-	-	-	-
1.45%	-	29,111	-	15,737	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.50%	-	32,523	16,170	12,316	19,907	-	-	-
1.55%	-	121,464	-	31,016	-	-	-	-
1.60%	-	60,916	6,612	16,626	11,953	-	-	-
1.65%	-	49,504	35,556	25,353	21,036	-	-	-
1.70%	-	11,096	-	8,397	-	-	-	-
1.75%	-	19,157	7,015	4,890	6,134	-	-	-
1.80%	-	24,260	1,875	6,206	1,907	-	-	-
1.85%	-	13,339	-	6,241	-	-	-	-
1.90%	-	2,604	2,807	1,592	2,547	-	-	-
1.95%	-	1,960	7,087	1,499	18,931	-	-	-
2.00%	-	5,725	515	672	77	-	-	-
2.05%	-	8,367	8,877	2,790	8,158	-	-	-
2.10%	-	1,533	14,791	418	8,569	-	-	-
2.15%	-	627	15	86	998	-	-	-
2.20%	-	3,337	5,098	2,419	3,923	-	-	-
2.25%	-	3,229	-	296	-	-	-	-
2.30%	-	1,494	-	54	-	-	-	-
2.35%	-	52	541	-	986	-	-	-
2.40%	-	2,976	-	-	-	-	-	-
2.45%	-	41	735	-	1,969	-	-	-
2.50%	-	381	237	85	1,222	-	-	-
2.55%	-	178	-	-	-	-	-	-
2.60%	-	35	918	48	872	-	-	-
2.65%	-	129	-	-	-	-	-	-
2.70%	-	-	-	21	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,079	2,273,592	108,849	1,092,629	109,189	7,265	15,657	231

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV

0.95%	$229	161	130	202	901	456	163	1,468
1.00%	70	-	-	-	159	58	-	209
1.05%	-	-	-	-	-	-	-	-
1.10%	3,659	1,170	363	897	2,625	1,593	3,802	7,953
1.15%	1,518	537	61	162	822	337	2,029	3,930
1.20%	130	56	22	4	244	-	490	523
1.25%	137	8	19	52	1	-	60	264
1.30%	33	167	48	-	59	98	86	39
1.35%	-	-	-	-	-	-	-	-
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$5,776	2,099	643	1,317	4,811	2,542	6,630	14,386

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR

0.95%	$16	-	100,288	54,657	47,757	209,467	-	79,426
1.00%	-	-	7,809	19,220	7,559	98,192	-	39,504
1.05%	-	-	666	3,500	1,514	23,569	-	5,947
1.10%	64	28	8,474	15,120	11,071	95,901	-	16,066
1.15%	74	-	3,795	6,677	3,215	28,342	-	3,932
1.20%	-	-	26,185	41,438	19,122	81,244	-	51,852
1.25%	-	50	4,922	10,518	6,007	15,005	-	6,192
1.30%	-	-	1,543	8,448	2,244	9,321	-	15,657
1.35%	-	-	2,501	5,099	3,211	12,751	-	5,991
1.40%	-	-	21,569	33,090	19,083	32,931	-	17,956
1.45%	-	-	557	1,551	578	5,267	-	1,973
1.50%	-	-	897	1,827	1,655	5,473	915	910
1.55%	-	-	5,968	6,688	2,436	9,203	-	6,762
1.60%	-	-	5,429	6,416	4,736	5,131	64	3,807
1.65%	-	-	2,224	2,365	1,880	7,779	387	2,386
1.70%	-	-	391	1,921	324	1,097	-	233
1.75%	-	-	877	524	1,068	3,064	-	4,991
1.80%	-	-	853	1,138	609	1,642	-	1,991
1.85%	-	-	800	6,485	5,493	511	-	1,102
1.90%	-	-	555	625	41	197	31	241
1.95%	-	-	155	2,363	128	449	456	248
2.00%	-	-	19	4,855	440	1,261	-	1,846
2.05%	-	-	62	1,298	2,547	1,878	36	150
2.10%	-	-	316	1,142	76	472	372	247
2.15%	-	-	-	2,067	29	4	-	389
2.20%	-	-	45	93	-	331	3	12
2.25%	-	-	5,842	8,291	5,126	1,080	-	64
2.30%	-	-	-	6,067	116	48	-	528
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	15,653	300	-	-	1,615
2.45%	-	-	-	-	-	-	416	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	1,245	21	-	-	168
2.60%	-	-	-	-	-	-	4	-
2.65%	-	-	-	443	23	-	-	40
2.70%	-	-	-	-	-	90	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$154	78	202,742	270,824	148,409	651,700	2,684	272,226

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM

0.95%	$105,670	158,468	106,864	-	-	33,112	-	58,262
1.00%	44,109	93,347	31,130	-	-	8,966	-	18,431
1.05%	6,921	9,140	5,054	-	-	1,499	-	4,080
1.10%	17,961	27,432	22,410	-	-	9,644	-	13,979
1.15%	5,920	14,843	7,312	-	-	5,746	-	6,800
1.20%	40,782	121,592	40,484	-	-	13,844	-	29,123
1.25%	6,592	10,178	2,296	-	-	4,650	603	4,508
1.30%	6,930	32,853	3,092	-	-	2,058	-	2,422
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.35%	7,846	15,159	7,748	-	-	2,582	-	7,099
1.40%	17,120	39,872	16,723	-	-	11,638	-	15,947
1.45%	2,913	4,912	953	-	-	517	-	2,405
1.50%	5,372	4,320	651	5,052	35,122	194	2,369	722
1.55%	5,403	14,700	5,272	-	-	8,923	-	11,713
1.60%	5,968	5,292	2,241	3,491	18,436	3,444	666	15,815
1.65%	3,787	6,814	1,612	1,776	31,829	2,436	1,880	5,478
1.70%	369	894	514	-	-	1,654	-	436
1.75%	2,183	1,013	36	2,010	12,504	1,546	895	4,567
1.80%	1,497	4,758	1,522	1,455	5,477	1,290	69	946
1.85%	88	2,363	580	-	-	1,411	-	1,573
1.90%	40	1,920	-	2,036	9,402	77	866	1,178
1.95%	-	815	-	5,571	32,663	-	7,032	18
2.00%	952	2,468	-	681	861	25	-	2,259
2.05%	1,382	3,278	741	5,514	24,472	187	702	3,463
2.10%	9	280	-	4,144	29,904	9	282	199
2.15%	-	857	-	575	3,243	-	-	3
2.20%	586	1,302	92	2,911	19,373	866	-	1,032
2.25%	-	244	-	-	-	-	2,375	-
2.30%	-	722	-	-	-	-	-	-
2.35%	-	-	-	-	1,563	-	581	-
2.40%	-	2,256	-	-	-	-	-	719
2.45%	-	-	-	695	2,593	-	-	-
2.50%	-	-	-	456	3,224	-	722	-
2.55%	-	200	-	-	-	-	-	-
2.60%	-	-	-	-	6,162	-	1,320	-
2.65%	-	66	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$290,400	582,358	257,327	36,367	236,828	116,318	20,362	213,177

	MSVMG	MSVRE	VYDS	SVOF

0.95%	$38,957	544,878	6,251	277,663
1.00%	14,634	163,879	19,438	63,069
1.05%	2,586	25,902	326	10,829
1.10%	14,000	139,403	17,888	124,351
1.15%	7,814	76,572	3,760	79,710
1.20%	51,606	250,144	15,745	245,119
1.25%	4,966	40,018	3,681	28,936
1.30%	4,160	26,249	2,181	26,267
1.35%	13,612	57,904	363	59,096
1.40%	18,226	225,366	4,414	155,905
1.45%	1,296	17,027	3,408	11,918
1.50%	6,818	32,899	874	21,616
1.55%	7,265	119,247	26,394	89,104
1.60%	3,629	83,889	4,949	47,639
1.65%	14,748	51,542	1,057	43,612
1.70%	444	7,299	2,510	11,676
1.75%	6,873	25,348	6,461	15,393
1.80%	2,999	17,024	682	27,477
1.85%	3,138	17,621	790	12,430
1.90%	85	7,131	-	3,358
1.95%	356	13,772	-	2,833
2.00%	826	9,198	-	5,545
2.05%	3,216	25,766	4,658	16,631
2.10%	506	13,683	-	400
2.15%	7	2,029	1,860	1,085
2.20%	2,221	14,506	-	3,121
2.25%	-	876	-	1,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.30%	-	1,114	-	221
2.35%	-	1,122	-	-
2.40%	-	2,011	-	797
2.45%	-	2,699	-	-
2.50%	-	861	-	423
2.55%	-	-	-	95
2.60%	-	2,354	-	595
2.65%	-	134	-	76
2.70%	-	70	-	25
2.85%	-	18	-	-

Totals	$224,988	2,019,555	127,690	1,388,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $60,787,961 and $118,949,960, respectively, and total transfers from the Account to the fixed account were $258,700,749 and $102,624,664, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $4,030 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,706,594 and $4,799,417 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,651,699,355	0	$7,651,699,355

Accounts Payable of $92,648 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Balanced Fund - Series I (AVB)
2008	0.95% to	2.05%	43,568	$7.14 to	6.59	$302,629	4.40%	-38.91% to	-39.65%
2007	0.95% to	2.05%	51,932	11.69 to	10.92	592,270	2.78%	1.23% to	0.14%
2006	0.95% to	2.05%	67,132	11.54 to	10.91	759,789	1.91%	9.51% to	8.33%
2005	0.95% to	2.05%	72,175	10.54 to	10.07	749,591	1.43%	4.29% to	3.16%
2004	0.95% to	2.05%	75,617	10.11 to	9.76	755,714	1.41%	6.50% to	5.37%
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95% to	2.60%	642,858	5.10 to	5.51	3,559,622	0.46%	-52.36% to	-53.16%
2007	0.95% to	2.60%	689,206	10.71 to	11.75	8,284,492	0.33%	0.40% to	-1.29%
2006	0.95% to	2.60%	788,633	10.67 to	11.91	9,603,590	0.13%	6.66% to	10.01	%(a)
2005	1.50% to	2.60%	723,691	11.28 to	10.82	8,064,422	0.00%	3.85% to	2.69%
2004	1.50% to	2.60%	771,896	10.86 to	10.54	8,311,060	0.00%	9.18% to	7.96%
AIM VIF - Blue Chip Fund - Series I (AVBC)
2005	0.95% to	2.05%	49,836	9.64 to	9.20	473,443	0.58%	2.52% to	1.40%
2004	0.95% to	2.05%	50,444	9.40 to	9.08	469,043	0.12%	3.68% to	2.58%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.95% to	1.75%	11,674	7.51 to	4.85	85,201	0.00%	-43.04% to	-43.57%
2007	0.95% to	1.75%	14,793	13.18 to	8.59	190,381	0.00%	10.94% to	10.10%
2006	0.95% to	1.75%	16,225	11.88 to	7.81	189,293	0.06%	5.29% to	4.49%
2005	0.95% to	1.75%	16,471	11.28 to	7.47	182,226	0.06%	7.81% to	6.97%
2004	0.95% to	1.75%	17,219	10.46 to	6.98	177,635	0.00%	5.61% to	4.83%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95% to	2.60%	153,590	6.23 to	6.81	1,048,390	0.00%	-43.17% to	-44.12%
2007	0.95% to	2.60%	161,870	10.96 to	12.19	1,968,091	0.00%	10.67% to	8.81%
2006	0.95% to	2.60%	157,478	9.90 to	11.21	1,783,140	0.00%	-0.98% to	3.31	%(a)
2005	1.50% to	2.60%	135,164	11.30 to	10.85	1,507,567	0.00%	6.95% to	5.76%
2004	1.50% to	2.60%	155,396	10.57 to	10.26	1,626,691	0.00%	4.74% to	3.57%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95% to	2.50%	194,563	5.79 to	7.35	1,175,536	0.00%	-47.63% to	-48.45%
2007	0.95% to	2.60%	344,231	11.06 to	14.22	3,993,353	0.00%	9.49% to	7.66%
2006	0.95% to	2.60%	240,855	10.11 to	13.20	2,691,334	0.00%	1.05% to	13.24	%(a)
2005	1.50% to	2.45%	17,863	11.88 to	11.69	211,370	0.00%	7.63% to	6.60%
2004	1.50% to	2.05%	7,363	11.04 to	11.00	81,205	0.00%	10.37% to	9.96	%(a)(b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95% to	1.55%	31,402	9.89 to	9.47	301,847	1.70%	-30.81% to	-31.23%
2007	0.95% to	1.55%	45,118	14.29 to	13.77	628,584	1.14%	7.08% to	6.43%
2006	0.95% to	1.55%	46,417	13.34 to	12.93	605,844	0.86%	15.60% to	14.90%
2005	0.95% to	1.55%	13,069	11.54 to	11.26	147,684	1.40%	4.31% to	3.68%
2004	0.95% to	1.55%	15,351	11.07 to	10.86	167,088	1.01%	7.93% to	7.28%
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	1.50% to	2.60%	161,347	7.87 to	7.63	1,255,694	2.13%	-31.37% to	-32.14%
2007	1.50% to	2.60%	148,885	11.46 to	11.25	1,696,260	0.91%	6.25% to	5.06%
2006	1.50% to	2.60%	173,478	10.79 to	10.71	1,867,311	1.03%	7.89% to	7.08	%(a)(b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.95%	to	1.20%	9,622	$8.34	to	8.29	$79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.80	to	11.76	72,864	0.00%	10.90%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64	to	10.64	46,401	0.00%	6.40%	to	6.40	% (a) (b)
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	0.95%	to	1.30%	32,265	6.60	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.30%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85	to	12.85	111,654	1.88%	28.50%	to	28.50	% (a) (b)
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.60%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45	% (a) (b)
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
2004	0.95%	to	1.55%	51,837	9.05	to	8.88	463,546	0.47%	4.77%	to	4.13%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	1.50%	to	2.60%	172,536	10.20	to	9.79	1,737,652	0.59%	3.79%	to	2.63%
2004	1.50%	to	2.60%	195,246	9.83	to	9.54	1,901,148	0.32%	3.91%	to	2.75%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%
2004	1.50%	to	2.60%	416,687	11.23	to	10.90	4,641,616	0.76%	9.55%	to	8.33%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.90%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
2004	1.50%	to	2.60%	400,843	10.14	to	9.85	4,033,313	0.00%	6.72%	to	5.53%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42	% (a)
2007	1.50%	to	2.60%	301,006	15.88	to	14.90	4,684,007	0.71%	0.00%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
2004	1.50%	to	2.60%	485,953	13.44	to	13.05	6,469,324	0.08%	17.29%	to	15.98%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.40%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
2004	0.95%	to	2.70%	18,762,735	14.07	to	9.55	251,068,433	1.42%	11.92%	to	10.03%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.70	to	13.00	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
2004	1.50%	to	2.60%	453,009	11.57	to	11.22	5,192,683	1.13%	10.89%	to	9.65%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.95%	to	2.60%	5,726,351	11.50	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.80	to	10.99	51,890,335	4.19%	8.45%	to	6.80%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.60%	to	-0.92%
2004	0.95%	to	2.60%	5,298,678	10.75	to	10.45	56,958,290	3.57%	4.81%	to	3.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	to	2.20%	3,336,445	$10.95	to	7.73	$35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
2004	0.95%	to	2.30%	9,350,630	12.34	to	9.27	112,520,318	0.55%	13.83%	to	12.37%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.70	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.70	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
2004	0.95%	to	2.60%	5,939,570	11.34	to	10.84	66,874,494	0.57%	13.99%	to	12.18%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.90%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02	% (a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38	% (a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	to	2.60%	624,611	7.30	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.90%
2006	0.95%	to	2.60%	1,154,945	10.50	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.20%	to	-0.46%
2004	0.95%	to	2.60%	1,635,491	10.83	to	10.36	17,586,065	0.00%	9.62%	to	7.87%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.10	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
2004	1.50%	to	2.60%	314,693	10.63	to	10.32	3,322,592	0.00%	8.93%	to	7.72%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.80%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.30%
2004	0.95%	to	2.65%	31,066,593	17.19	to	14.62	540,444,037	0.98%	13.25%	to	11.41%
American Century VP - Value Fund - Class II (ACVV2)
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.90%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.70	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
2004	1.50%	to	2.60%	736,549	12.29	to	11.93	8,984,780	0.83%	12.46%	to	11.21%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.80%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79	% (a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
2008	0.95%	to	1.75%	110,981	$8.21	to	7.75	$884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.20	1,977,946	1.46%	5.76%	to	4.95%
2004	0.95%	to	1.75%	179,516	10.95	to	10.68	1,938,845	0.76%	10.85%	to	10.03%
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.40	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
2004	0.95%	to	2.00%	357,885	11.11	to	10.75	3,937,384	1.79%	12.10%	to	11.00%
BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.10%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.50	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
2004	0.95%	to	2.05%	203,835	9.41	to	9.08	1,889,640	0.44%	4.62%	to	3.52%
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.30%	to	12.12%
2004	0.95%	to	2.05%	232,570	13.05	to	12.61	2,998,507	0.00%	16.08%	to	14.89%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
2004	0.95%	to	1.65%	369,551	10.65	to	12.59	3,985,920	0.00%	16.87%	to	16.04%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.60%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.90	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.70%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
2004	0.95%	to	1.65%	921,733	10.07	to	11.28	9,327,288	0.93%	13.65%	to	12.85%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
2004	0.95%	to	2.30%	1,103,928	13.62	to	10.82	15,004,067	0.52%	10.29%	to	8.86%
Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.40	1,548,272	0.00%	3.18%	to	2.03%
2004	1.50%	to	2.60%	126,077	12.53	to	12.16	1,562,984	0.00%	12.48%	to	11.22%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.30	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.60%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
2004	0.95%	to	2.45%	5,300,317	12.57	to	12.07	66,154,517	0.43%	20.73%	to	19.03%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.40%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.10	928,266,696	1.56%	3.70%	to	1.96%
2004	0.95%	to	2.65%	85,102,726	13.14	to	8.92	1,065,918,982	1.75%	9.59%	to	7.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	to	2.45%	5,283,363	$11.74	to	7.61	$58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.50%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.70%
2004	0.95%	to	2.60%	12,838,264	13.29	to	9.08	162,001,508	1.58%	4.05%	to	2.38%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.20%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
2004	1.50%	to	2.60%	365,410	10.27	to	9.97	3,716,756	1.44%	3.22%	to	2.07%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.95%	to	1.55%	17,445	7.21	to	6.90	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.80%	to	3.88%
2004	0.95%	to	1.85%	39,370	12.29	to	10.72	445,804	0.21%	10.28%	to	9.37%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.30	503,070	1.40%	21.44%	to	20.70%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
2004	0.95%	to	1.55%	31,294	14.03	to	13.76	434,279	1.08%	18.88%	to	18.16%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.80	644,442	1.25%	3.21%	to	2.06%
2004	1.50%	to	2.60%	67,408	10.90	to	10.58	727,827	1.23%	7.86%	to	6.65%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
2004	1.50%	to	2.60%	121,303	10.47	to	10.16	1,258,078	0.49%	5.50%	to	4.33%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.20%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.70%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
2004	1.50%	to	2.60%	501,358	12.50	to	12.13	6,200,535	7.42%	8.51%	to	7.30%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.95%	to	2.40%	469,126	9.90	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.30%	to	2.40	% (a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
2004	0.95%	to	2.70%	27,791,514	13.22	to	11.87	360,649,435	4.24%	2.64%	to	0.84%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.80	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
2004	1.50%	to	2.60%	1,034,363	11.18	to	10.85	11,460,780	4.09%	1.77%	to	0.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	2.70%	26,543,981	$10.07	to	7.40	$265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3.00%
2004	0.95%	to	2.65%	63,110,573	14.18	to	11.22	891,838,209	1.45%	10.32%	to	8.52%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.30%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.20	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.10	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
2004	1.50%	to	2.60%	1,470,503	11.48	to	11.14	16,742,355	1.39%	9.57%	to	8.34%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.10	513,272,202	0.40%	4.67%	to	2.90%
2004	0.95%	to	2.65%	51,970,948	12.57	to	7.87	613,327,993	0.17%	2.28%	to	0.59%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.10%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.60	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
2004	1.50%	to	2.60%	622,916	9.86	to	9.57	6,092,705	0.13%	1.58%	to	0.44%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
2004	0.95%	to	2.65%	28,067,837	9.61	to	8.92	277,897,270	7.77%	8.43%	to	6.63%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	2.45%	3,359,844	7.30	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77	% (a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.10	22,758,715	2.28%	-44.40%	to	-45.10%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
2004	0.95%	to	2.25%	5,309,091	12.25	to	10.21	65,783,903	1.09%	12.41%	to	11.05%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14.00%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%
2004	1.50%	to	2.60%	708,262	12.13	to	11.78	8,510,693	1.00%	11.62%	to	10.37%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.80%	to	15.85%
2004	0.95%	to	2.65%	6,862,770	12.36	to	11.80	84,243,034	0.94%	12.42%	to	10.61%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.60%
2004	0.95%	to	2.85%	47,949,091	16.47	to	11.31	767,936,500	0.24%	14.24%	to	12.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.50%	to	2.60%	983,215	$10.16	to	9.43	$9,774,545	0.73%	-43.55%	to		-44.18%
2007	1.50%	to	2.60%	1,171,503	18.00	to	16.89	20,703,707	0.75%	15.53%	to		14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to		8.54%
2005	1.50%	to	2.60%	1,274,568	14.20	to	13.62	17,887,257	0.12%	14.90%	to		13.62%
2004	1.50%	to	2.60%	1,246,619	12.36	to	11.99	15,271,569	0.21%	13.43%	to		12.17%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to		-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to		1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to		1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to		-0.35%
2004	0.95%	to	2.25%	2,891,195	10.49	to	11.15	30,798,680	2.94%	3.33%	to		1.99%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to		-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to		20.32%
2006	0.95%	to	2.35%	5,734,093	10.90	to	7.58	60,614,578	0.64%	4.30%	to		2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to		6.35%
2004	0.95%	to	2.35%	9,323,234	9.69	to	6.93	88,133,135	0.48%	6.04%	to		4.61%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to		-41.17%
2007	0.95%	to	2.65%	3,720,767	11.30	to	14.92	43,912,299	0.76%	14.38%	to		12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.20%	to	-2.29	% (a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to		-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.60%	to		12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.50	13,188,602	0.18%	10.72%	to		9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to		14.96%
2004	1.50%	to	2.60%	741,487	14.33	to	13.91	10,528,591	0.00%	22.79%	to		21.42%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to		-52.44%
2007	0.95%	to	2.50%	1,995,932	16.10	to	14.75	31,684,564	0.95%	4.59%	to		3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.10%	to		13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to		-0.12%
2004	0.95%	to	2.65%	4,540,152	13.17	to	12.58	59,295,063	0.00%	12.90%	to		11.09%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to		-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to		2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to		13.00%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to		-0.23%
2004	1.50%	to	2.60%	226,885	13.00	to	12.62	2,923,757	0.00%	12.13%	to		10.88%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to		-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to		41.81%
2006	0.95%	to	2.65%	1,092,891	9.40	to	15.10	11,353,460	1.20%	-6.01%	to	-7.03	% (a) (b)
2005	1.25%			2,596	13.40			34,792	0.71%	34.02%			(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to		-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to		6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	3.28%	5.37%	to	4.65	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2006	1.25%			3,171	11.59			36,739	2.41%	8.21%
2005	1.25%			944	10.71			10,107	0.87%	7.06%			(a) (b)
Non-tax qualified
2007	1.25%			2,743	12.40			34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.95%	to	2.30%	670,911	$7.68	to	8.47	$5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	2.25%			2,176	12.84			27,938	2.13%	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.20%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			(a) (b)
Non-tax qualified
2007	1.25%			1,206	13.19			15,910	2.13%	8.59%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.30	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
2004	0.95%	to	2.00%	179,886	10.01	to	9.66	1,776,697	0.70%	4.48%	to	3.37%
Financial Investors VIT- First Horizon Core Equity Portfolio - Initial Funding by the Company (1FHGIP)
2005	0.00%			50,000	9.81			490,710	1.28%	-2.74%
2004	0.00%			50,000	10.09			504,531	0.70%	5.48%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1.00%
2004	0.95%	to	2.00%	41,705	13.88	to	13.40	569,994	0.00%	10.19%	to	9.02%
First Horizon Capital Appreciation Portfolio - Initial Funding by the Company (1FHCAP)
2005	0.00%			50,000	14.46			723,423	0.00%	3.06%
2004	0.00%			50,000	14.04			701,963	0.00%	11.25%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.90	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08	% (a) (b)
2005	1.25%			11,667	12.70			148,149	0.00%	26.98%			(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.80%
2004	1.25%			8,344	12.51			104,377	1.47%	17.05%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05	% (a) (b)
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
2004	1.25%			3,590	11.38			40,840	0.00%	13.76%			(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56	% (a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.20%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52	to	11.52	32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82	% (a) (b)
2005	1.25%			7,294	9.80			71,475	0.00%	-2.01%			(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.95%	to	2.30%	4,245,169	$7.98	to	7.69	$33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.20	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.50	% (a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.50%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75	% (b)
2004	1.25%			42,724	11.23			479,896	0.18%	9.61%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36	% (a)
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
2004	1.25%			17,859	13.05			233,070	0.04%	22.20%
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.50%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.10%	to	21.28%
2004	0.95%	to	2.50%	12,509,904	11.74	to	10.82	144,706,783	1.39%	12.22%	to	10.57%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
2004	0.95%	to	2.40%	9,573,904	11.02	to	10.40	104,023,435	1.52%	7.90%	to	6.43%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
2004	0.95%	to	2.45%	8,199,654	12.48	to	11.76	100,979,352	4.15%	2.89%	to	1.40%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	0.95%	to	2.45%	18,240,906	7.70	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.10	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
2004	0.95%	to	2.50%	30,602,270	8.43	to	7.95	254,008,204	0.62%	8.53%	to	6.94%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.40%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.60%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
2004	0.95%	to	2.10%	652,179	10.91	to	10.74	7,083,332	1.22%	9.08%	to	8.24	% (a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	0.95%	to	2.25%	1,046,875	7.40	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.40%	to	-8.21	% (a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.30%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.95%	to	2.40%	20,570,540	$7.53	to	6.70	$151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.20	to	8.73	306,477,658	0.00%	10.18%	to	8.50%
2004	0.95%	to	2.50%	38,640,684	8.35	to	8.05	317,807,882	0.28%	2.33%	to	0.82%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.70	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
2004	0.95%	to	2.50%	6,254,780	13.65	to	12.75	84,264,071	7.08%	8.82%	to	7.22%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.70%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.70	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
2004	0.95%	to	2.45%	7,335,175	8.85	to	8.33	63,897,239	0.65%	12.92%	to	11.35%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
2004	0.95%	to	2.15%	635,691	11.95	to	12.99	7,915,954	1.90%	19.46%	to	18.55	% (a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	0.95%	to	2.05%	350,971	8.10	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.20%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.30%
2004	0.95%	to	2.05%	184,067	11.21	to	10.82	2,035,271	0.00%	12.05%	to	11.21	% (a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.10	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.60	% (a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
2004	0.95%	to	2.40%	2,454,823	10.25	to	9.67	24,753,393	0.67%	-0.26%	to	-1.67%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
2004	0.95%	to	1.95%	226,204	10.23	to	10.36	2,332,148	3.85%	2.31%	to	1.89	% (a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.95%	to	2.25%	1,068,301	9.24	to	9.24	9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%
2004	0.95%	to	2.05%	541,343	12.40	to	13.09	6,915,677	1.05%	23.96%	to	23.43	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.95%	to	2.45%	8,066,843	$9.49	to	8.41	$74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.50	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
2004	0.95%	to	2.50%	12,706,625	9.48	to	9.69	118,653,046	0.00%	15.15%	to	13.49%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.95%	to	2.45%	7,141,914	9.10	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
2004	0.95%	to	2.50%	13,698,218	11.55	to	11.28	155,868,547	0.00%	13.21%	to	11.57%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.30	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.40%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
2004	0.95%	to	2.15%	631,627	11.27	to	12.15	7,397,736	0.00%	12.66%	to	11.79	% (a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.60	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
2004	0.95%	to	2.45%	11,755,346	12.34	to	11.70	143,146,407	1.13%	13.61%	to	12.03%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
2004	1.25%			7,867	11.03			86,775	3.56%	6.94%
Tax qualified
2007	1.25%			2,342	13.93			32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.90	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.60%
2004	0.95%	to	2.70%	29,018,242	7.32	to	10.22	240,430,077	0.02%	16.85%	to	14.86%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.95%	to	2.20%	5,376,361	2.70	to	2.41	14,382,179	0.09%	-44.50%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.90%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
2004	0.95%	to	2.45%	15,268,291	3.43	to	3.15	51,426,185	0.00%	-0.39%	to	-1.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.30%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.90%
2006	0.95%	to	2.55%	1,632,227	12.20	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
2004	0.95%	to	2.40%	2,038,707	10.35	to	9.95	20,914,190	0.00%	-0.12%	to	-1.52%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
2004	0.95%	to	2.05%	355,509	14.22	to	13.96	5,037,861	1.76%	16.35%	to	15.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.95%	to	2.25%	6,684,942	$8.16	to	12.71	$54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.80%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.60	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
2004	0.95%	to	2.50%	14,665,587	7.16	to	11.56	122,981,313	0.79%	17.56%	to	15.84%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.30	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.10	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.90	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
2004	0.95%	to	2.50%	4,947,582	12.16	to	11.66	59,657,128	0.84%	17.58%	to	15.86%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9.00	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.50	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
2004	0.95%	to	2.55%	2,153,173	11.41	to	11.29	24,534,399	0.00%	14.12%	to	12.92	% (a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.30%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
2004	0.95%	to	2.35%	4,141,923	10.02	to	9.78	41,675,796	4.72%	-0.18%	to	-1.59%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	1.25%	to	2.25%	18,125	8.13	to	7.70	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%			19,750	13.07			258,168	0.09%	9.63%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.90%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77	% (b)
2004	1.25%			20,161	10.93			220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%			292	12.50			3,649	0.09%	8.51%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.90	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
2004	1.50%	to	2.60%	425,670	10.76	to	10.44	4,537,608	0.00%	12.66%	to	11.41%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.10%
2007	1.50%	to	2.60%	114,943	11.90	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10.00%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
2004	1.50%	to	2.60%	201,354	10.27	to	9.96	2,048,276	0.00%	4.62%	to	3.45%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.80%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38	% (a)
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
2004	1.50%	to	2.60%	326,744	11.55	to	11.21	3,740,488	0.40%	13.10%	to	11.84%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.90%	to	3.89	% (a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.40	39,146,057	9.06%	2.00%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.35%	2,607,903	$7.42	to	7.14	$19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.20	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91	% (a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.30	to	10.21	21,564,598	1.17%	2.99%	to	2.12	% (a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.40	% (a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63	% (a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.65%	382,103	7.94	to	7.90	3,028,279	1.57%	-20.62%	to	-20.99	% (a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31	% (a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74	% (a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76	% (a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.50%	to	-31.86	% (a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.31	% (a) (b)
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91	% (a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43	% (a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
2004	0.95%	to	2.65%	16,155,881	13.85	to	11.65	216,070,644	6.95%	9.05%	to	7.24%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56	% (a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.95%	to	2.10%	117,608	14.40	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
2004	0.95%	to	2.15%	284,119	13.42	to	10.97	3,633,362	0.85%	19.60%	to	18.31%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.20%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.40%	to	29.54%
2004	0.95%	to	2.35%	3,106,247	14.73	to	14.19	45,429,179	1.04%	19.61%	to	18.08%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.50%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20.00	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
2004	1.50%	to	2.20%	13,294	11.74	to	11.68	155,709	1.69%	17.39%	to	16.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.25%			1,501	$15.22			$22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
2004	1.25%			5,693	13.54			77,075	1.27%	28.34%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
2004	0.95%	to	2.55%	1,576,428	12.60	to	12.01	19,709,923	1.30%	28.71%	to	26.76%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.95%	to	1.85%	95,197	8.51	to	7.90	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.40	1,272,654	0.96%	28.98%	to	27.58%
2004	0.95%	to	2.10%	158,756	7.45	to	6.58	1,138,344	0.76%	13.11%	to	11.91%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
2004	0.95%	to	2.15%	665,501	11.82	to	11.44	7,803,470	1.00%	13.27%	to	12.01%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			(a) (b)
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.20	22,435,929	0.92%	18.21%	to	16.45%
2004	0.95%	to	2.50%	1,993,649	11.57	to	8.76	22,767,882	0.00%	14.57%	to	12.87%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.80%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
2004	0.95%	to	2.40%	448,762	15.58	to	15.22	6,962,507	0.00%	14.57%	to	12.99%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.30%
2006	1.25%			1,731	18.70			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
2004	1.25%			3,093	14.34			44,349	1.54%	19.48%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.95%	to	2.40%	450,548	10.18	to	9.20	4,511,348	2.07%	-46.73%	to	-47.60%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.20%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
2004	0.95%	to	2.60%	614,645	14.86	to	14.17	9,063,639	1.77%	19.98%	to	18.11%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.70%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.60%
2004	0.95%	to	2.60%	48,795,618	14.24	to	11.79	649,792,719	5.35%	2.28%	to	0.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class II (GBF2)
2008	1.50%	to	2.60%	1,063,595	$12.54	to	11.63	$13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.30%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
2004	1.50%	to	2.60%	1,628,935	10.92	to	10.60	17,636,604	5.11%	1.47%	to	0.33%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.40%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.20	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.50	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
2004	0.95%	to	2.50%	12,847,793	7.11	to	4.83	88,536,579	0.31%	7.13%	to	5.52%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
2004	1.25%			8,804	11.89			104,685	0.00%	6.51%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.40%	to	5.60%
2004	0.95%	to	2.65%	2,433,103	12.25	to	11.65	29,522,923	0.00%	6.82%	to	5.06%
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.80	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.80	1,254,445	1.67%	8.94%	to	7.99	% (a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.65%	4,774,409	9.90	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.20%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
2004	0.95%	to	2.65%	5,429,388	12.18	to	11.58	65,348,850	1.69%	12.94%	to	11.10%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.40	to	11.20	86,027,776	3.28%	4.37%	to	2.60%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.60%
2004	0.95%	to	2.65%	10,005,688	11.04	to	10.50	109,291,782	2.33%	3.66%	to	1.91%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.30%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.20	to	11.40	445,329,806	2.28%	4.35%	to	2.60%
2004	0.95%	to	2.65%	35,448,745	11.69	to	11.12	409,682,246	2.05%	8.50%	to	6.70%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.40%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.80	253,047,764	2.10%	6.06%	to	4.08%
2004	0.95%	to	2.85%	18,307,486	11.99	to	11.34	216,903,970	1.80%	11.03%	to	8.98%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.65%	9,861,417	11.20	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.70	to	11.67	171,885,452	2.72%	7.40%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.50%	to	1.75%
2004	0.95%	to	2.65%	15,686,074	11.42	to	10.86	177,228,363	2.25%	6.14%	to	4.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.70	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
2004	0.95%	to	2.65%	14,529,688	11.17	to	9.27	158,341,735	1.94%	7.46%	to	5.67%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.80	% (a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.25	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.70%	to	6.90%
2004	0.95%	to	2.65%	7,830,003	12.13	to	9.29	96,860,973	0.00%	14.24%	to	12.37%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.70%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.90	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
2004	0.95%	to	2.70%	15,860,940	18.71	to	15.33	308,684,977	0.54%	14.63%	to	12.71%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.70%	to	0.01%
2004	0.95%	to	2.60%	47,255,568	11.73	to	9.89	533,222,860	0.88%	-0.15%	to	-1.81%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.95%	to	2.20%	634,973	6.10	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56	% (a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
2004	1.25%			336	12.92			4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%			269	17.49			4,704	1.71%	1.42%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.20	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.60%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
2004	0.95%	to	2.40%	2,138,241	16.47	to	16.09	35,083,705	1.85%	19.12%	to	17.51%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
2004	1.50%	to	2.20%	28,799	11.47	to	11.42	329,969	0.49%	14.72%	to	14.18	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.95%	to	1.60%	8,873	6.32	to	6.30	56,087	0.27%	-36.76%	to	-37.04	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.60%	to	-38.17	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	to	2.65%	2,959,328	$9.31	to	7.87	$26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.70%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%
2004	0.95%	to	2.65%	6,907,587	14.75	to	13.37	100,140,193	0.00%	12.34%	to	10.48%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	1.50%	to	2.60%	93,131	6.47	to	6.00	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.80	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
2004	1.50%	to	2.60%	205,976	10.57	to	10.26	2,160,538	0.00%	11.47%	to	10.23%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	2.85%	6,639,101	16.00	to	13.60	120,429,640	1.07%	-32.80%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.10%	to	0.19%
2004	0.95%	to	2.85%	18,902,563	21.77	to	19.99	470,375,470	0.00%	16.18%	to	14.10%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
2004	1.50%	to	2.60%	288,728	12.62	to	12.25	3,616,650	0.00%	15.24%	to	13.96%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	2.65%	7,666,352	14.10	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
2004	0.95%	to	2.70%	17,198,697	18.44	to	17.47	348,300,700	0.00%	17.89%	to	15.93%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1.50%	to	2.60%	281,038	9.38	to	8.70	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.50	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.10%
2004	1.50%	to	2.60%	386,685	12.67	to	12.30	4,856,465	0.00%	17.00%	to	15.70%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.50	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.04%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
2004	0.95%	to	2.65%	35,853,013	12.08	to	9.13	427,878,572	1.23%	8.71%	to	6.91%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.20	2,282,112	0.92%	11.70%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
2004	1.50%	to	2.60%	228,367	10.92	to	10.59	2,461,950	1.03%	7.89%	to	6.69%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2006	1.25%			263	15.20			3,997	0.85%	14.60%
2005	1.25%			286	13.26			3,793	1.19%	8.94%
2004	1.25%			311	12.17			3,786	0.38%	17.31%
Non-tax qualified
2007	1.25%			241	16.74			4,035	1.07%	10.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.95%	to	2.25%	663,781	$9.23	to	8.43	$6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.10%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.50	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.70	14,087,780	1.51%	9.26%	to	7.46%
2004	0.95%	to	2.25%	517,620	13.40	to	12.90	6,878,568	0.39%	17.64%	to	16.19%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75	% (a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18	% (a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.20%	208,273	9.88	to	9.80	2,054,736	2.36%	-1.20%	to	-2.03	% (a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.70%
2004	0.95%	to	2.20%	997,831	3.07	to	3.57	3,219,904	0.00%	3.32%	to	2.08%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.20%
2006	0.95%	to	2.40%	1,016,600	12.30	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
2004	0.95%	to	2.40%	1,321,233	11.34	to	10.90	14,861,753	0.00%	3.29%	to	1.84%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52	% (b)
2004	1.25%			17,830	13.60			242,559	0.00%	11.00%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.10	27,583,203	0.00%	10.93%	to	9.10%
2004	0.95%	to	2.60%	1,936,359	12.63	to	12.02	24,247,683	0.00%	11.38%	to	9.52%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
2004	0.95%	to	2.60%	8,373,849	11.77	to	9.09	97,664,621	1.30%	16.38%	to	14.55%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.10	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.50%
2004	0.95%	to	2.65%	12,983,235	13.86	to	12.34	177,337,309	4.89%	5.52%	to	3.74%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27	% (a) (b)
Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.60%	to	-2.70%
2004	1.50%	to	2.60%	45,622	21.37	to	20.74	963,014	0.00%	4.62%	to	3.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.95%	to	2.65%	3,174,895	$13.25	to	7.86	$38,909,878	0.51%	-37.84%	to		-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to		4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.30%	to		10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to		5.85%
2004	0.95%	to	2.40%	7,395,161	16.62	to	10.72	114,487,471	0.12%	14.71%	to		13.13%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to		-47.70%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to		0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87	% (a) (b)
2005	1.25%			812	11.65			9,462	0.21%	16.53%			(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.95%	to	2.30%	4,899,483	15.00	to	8.04	66,348,641	0.00%	-43.91%	to		-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to		19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.80	167,202,644	0.00%	13.61%	to		11.74%
2005	0.95%	to	2.65%	10,420,932	19.40	to	10.56	179,006,315	0.00%	12.66%	to		10.81%
2004	0.95%	to	2.65%	12,187,318	17.22	to	9.53	186,500,405	0.00%	15.20%	to		13.31%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.95%	to	2.40%	5,238,503	8.40	to	6.90	45,631,990	0.46%	-52.85%	to		-53.60%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to		6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to		9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to		15.02%
2004	0.95%	to	2.35%	9,929,548	12.65	to	11.06	130,061,644	0.01%	17.85%	to		16.28%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to		-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.60	5,708,166	0.46%	2.07%	to		0.87%
2006	0.95%	to	2.05%	461,292	10.20	to	12.51	4,821,327	0.66%	2.04%	to	1.31	% (a) (b)
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88	% (a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to		-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to		-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52	% (a)
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to		0.23%
2004	1.50%	to	2.60%	134,690	13.33	to	12.94	1,780,981	0.00%	10.20%	to		8.97%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to		-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to		5.30%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to		11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to		4.56%
2004	0.95%	to	2.20%	119,039	11.31	to	11.22	1,430,368	0.00%	13.12%	to	12.17	% (a) (b)
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.95%	to	2.65%	12,747,789	9.80	to	6.67	126,536,235	0.15%	-46.04%	to		-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to		11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to		5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.10%	to		2.30%
2004	0.95%	to	2.70%	32,989,279	14.42	to	10.49	483,179,895	0.31%	5.92%	to		4.12%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to		-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to		10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to		4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to		2.14%
2004	1.50%	to	2.60%	733,839	10.61	to	10.29	7,717,903	0.22%	5.02%	to		3.84%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.60	91,407,219	1.60%	-40.76%	to		-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to		3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to		14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to		11.39%
2004	0.95%	to	2.65%	10,678,196	16.84	to	16.39	178,971,646	1.09%	18.06%	to		16.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	2.85%	7,350,485	$8.82	to	11.65	$65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.30%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
2004	0.95%	to	2.85%	16,374,164	10.72	to	15.28	191,319,125	1.23%	18.03%	to	15.90%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.20	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.10%
2004	1.50%	to	2.60%	565,069	12.68	to	12.30	7,094,421	1.10%	17.10%	to	15.79%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.60	to	9.52	1,752,944	0.00%	-4.00%	to	-4.85	% (a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.70%	58,162	2.20	to	2.29	128,455	8.37%	-78.88%	to	-79.10%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47	% (a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	1.25%			9,322	2.50			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
2004	1.25%			9,185	11.08			101,746	0.35%	7.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56	% (a) (b)
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
2004	1.25%			4,053	12.13			49,145	0.00%	17.69%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.70%
2006	0.95%	to	2.65%	23,057,427	13.50	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.90	345,511,948	1.36%	4.97%	to	3.21%
2004	0.95%	to	2.65%	32,018,278	11.29	to	9.59	383,272,912	0.84%	8.42%	to	6.64%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	1.50%	to	2.60%	391,338	7.86	to	7.30	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3.00%
2004	1.50%	to	2.60%	862,728	10.77	to	10.45	9,221,380	0.69%	7.51%	to	6.31%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.10	218,757,332	0.00%	11.26%	to	9.38%
2004	0.95%	to	2.70%	16,225,604	12.19	to	10.15	215,497,732	0.00%	18.64%	to	16.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	1.50%	to	2.60%	346,353	$12.27	to	11.39	$4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.90%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.50	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
2004	1.50%	to	2.60%	398,799	12.66	to	12.29	5,008,223	4.92%	6.81%	to	5.62%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.50%	to	1.30	% (a) (b)
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35	to	10.35	221,448	3.67%	3.50%	to	3.50	% (a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
2004	1.25%			1,598	11.69			18,688	0.00%	9.72%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3.00%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.10%	to	9.90	% (a) (b)
SBL Fund - Series D (Global Series) (SBLD)
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.50	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61	to	11.61	119,083	0.00%	16.10%	to	16.10	% (a) (b)
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.53%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.30	to	10.28	57,954	0.00%	3.00%	to	2.80	% (a) (b)
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11.00	64,646	0.00%	10.10%	to	10.00	% (a) (b)
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	0.95%	to	1.30%	117,337	7.06	to	7.00	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.70%	to	13.60	% (a) (b)
SBL Fund - Series P (High Yield Series) (SBLP)
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.60	to	10.58	609,242	0.00%	6.00%	to	5.80	% (a) (b)
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	0.95%	to	1.30%	64,592	7.16	to	7.10	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.70%	to	7.60	% (a) (b)
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.40%	to	7.20	% (a) (b)
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32	to	10.32	836	0.00%	3.20%	to	3.20	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.10%	to	1.25%	2,318	$6.26	to	6.23	$14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.20%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.40%	to	8.30	% (a) (b)
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.20%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.30	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89	% (a) (b)
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46	% (a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	to	2.65%	1,993,851	7.10	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31	% (a) (b)
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78	% (a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15	% (a) (b)
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24	% (a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
2004	0.95%	to	2.70%	13,226,882	10.49	to	7.14	134,949,800	0.38%	5.20%	to	3.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
2004	1.50%	to	2.60%	44,270	9.73	to	9.44	425,727	0.17%	4.35%	to	3.19%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
2004	0.95%	to	2.05%	908,023	12.65	to	12.56	11,466,172	0.00%	26.48%	to	25.57	% (a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.30%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.30	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
2004	0.95%	to	2.30%	2,577,130	11.70	to	19.67	39,447,879	0.64%	24.70%	to	23.16%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.95%	to	2.65%	1,269,810	17.80	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
2004	0.95%	to	2.40%	1,131,969	12.50	to	12.39	14,137,698	0.00%	25.05%	to	23.88	% (a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%
2004	0.95%	to	2.30%	1,848,191	12.23	to	18.00	27,183,400	0.43%	23.05%	to	21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	1.50%	to	2.50%	207,406	$5.90	to	5.51	$1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
2004	1.50%	to	2.60%	302,950	9.56	to	9.28	2,865,969	0.00%	5.18%	to	4.00%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.80%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.80	18,867,355	0.94%	2.55%	to	1.41%
2004	1.50%	to	2.60%	1,625,539	11.99	to	11.63	19,291,848	0.75%	15.67%	to	14.38%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.20%
2007	0.95%	to	2.20%	1,037,706	10.90	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.30	4,016,565	0.90%	4.34%	to	3.51	% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	1.50%	to	2.60%	75,504	9.90	to	9.29	731,256	4.73%	-11.80%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.30	391,951	2.96%	2.38%	to	1.24%
2004	1.50%	to	2.45%	27,302	10.37	to	10.20	282,081	5.05%	2.51%	to	1.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.20%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
2004	0.95%	to	2.40%	1,923,815	17.03	to	22.16	39,415,803	6.36%	9.02%	to	7.48%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
2004	0.95%	to	2.25%	3,445,048	6.97	to	9.54	25,755,104	0.00%	20.44%	to	18.98%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.40%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
2004	0.95%	to	2.85%	14,131,924	21.62	to	22.14	325,936,456	1.46%	35.10%	to	32.66%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.90%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.60%	to	11.30%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%
2004	0.95%	to	2.15%	1,705,072	10.85	to	10.09	17,971,207	0.54%	8.62%	to	7.40%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%
2004	0.95%	to	2.45%	4,015,932	11.78	to	11.10	46,637,192	2.83%	0.65%	to	-0.82%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.80%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
2004	0.95%	to	2.70%	19,567,386	10.78	to	12.42	220,663,748	0.00%	17.10%	to	15.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	67,678,494
2008	Contract owners’ equity	$7,651,606,707
2007	Reserves for annuity contracts in payout phase:	100,490,623
2007	Contract owners’ equity	$14,026,009,866
2006	Reserves for annuity contracts in payout phase:	92,698,887
2006	Contract owners’ equity	$15,205,517,008
2005	Reserves for annuity contracts in payout phase:	70,940,826
2005	Contract owners’ equity	$15,354,197,207
2004	Reserves for annuity contracts in payout phase:	61,993,592
2004	Contract owners’ equity	$15,697,256,439

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

partc.htm
PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2008.

Statements of Operations for the year ended
December 31, 2008.

Statements of Contract Owners' Equity for the years ended
December 31, 2008 and 2007.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008, 2007 and 2006.

Consolidated Balance Sheets as of December
31, 2008 and 2007.

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31,2008 , 2007 and 2006.

Consolidated Statements of Cash Flows for
the years ended December 31, 2008, 2007 and 2006.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1.	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

2.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

3.	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

4.	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

5.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

6.
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

7.	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

8.	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

9.	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

10.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

11.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

12.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

13.	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

14.
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

15.
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

16.
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

17.	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

18.	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”.

19.	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

20.	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document “creditsuissefpa.htm”.

(9)	Opinion of Counsel – Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty IA
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty-95.2% Fire-4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100% BER
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty-100% IA
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100% OH
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100% OH
NATIONWIDE LLOYDS A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100% OH
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100% CA
NATIONWIDE REALTY SERVICES, LTD. Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE ARENA LLC Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC Class A Units NMC - 100% Class B Units None Class C Units NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100% OH
1492 CAPITAL, LLC (1492) Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI) 1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM) PUI–100% FL
PURE INSURANCE COMPANY PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100% IA
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100% IA
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100% IA
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100% WI
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AMCO –87.3% Allied P&C –8.47% Depositors –4.23% IA
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY Common Stock: 250,000 Shares SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,821,543 Shares SIC–100% CA
DVM INSURANCE AGENCY, INC. VPI–100% CA
V.P.I. SERVICES INC. VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100% NM
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
September 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage - 99.99%
Corp. - .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage - 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage - 79%
AL - 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 500,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

September 30, 2009

Page 2

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 2,093.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 14th day of October 2009.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of October 2009.

MARK R. THRESHER
Mark R. Thresher, Chief Operating Officer, and Director
LAWERENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
BY /s/W. MICHAEL STOBART
W. Michael Stobart
Attorney in Fact